UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington
, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
811-21410

The Weitz Funds
(Exact name of registrant as specified in charter)

1125 South 103 Street, Suite 200       Omaha, NE                     68124-1071
(Address of principal executive offices)                                         (Zip code)

Weitz Investment Management, Inc., 1125 South 103 Street, Suite 200, Omaha, NE 68124-1071
(Name and address of agent for service)

Registrant’s telephone number, including area code:                   (402) 391-1980

Date of fiscal year end:      March 31

Date of reporting period:    March 31, 2024

Item 1. Reports to Stockholders.

ANNUAL REPORT
March 31, 2024
EQUITY
Weitz Large Cap Equity Fund
Weitz Multi Cap Equity Fund
Weitz Partners III Opportunity Fund
ALLOCATION
Weitz Conservative Allocation Fund
FIXED INCOME
Weitz Core Plus Income Fund
Weitz Nebraska Tax Free Income Fund
Weitz Short Duration Income Fund
Weitz Ultra Short Government Fund

2024 Annual Report

THE WEITZ PHILOSOPHY
Finding quality at a discount
There are no shortcuts in value investing. At Weitz, we dig for opportunities using a robust quality scoring process. We analyze hundreds of ideas to find strong, well-
managed but undervalued companies that offer reasonable risk-adjusted returns.
It’s simple – but it’s not easy. We do the due diligence, analyze, ask tough questions and push for answers. We wait for the right opportunities. Then, and only then, do we invest your money.
Fundamental Research-Driven Process
Our research-driven investment approach means deeply understanding our investable universe so we can capitalize on opportunities that arise out of market inefficiencies.
Each of our analysts focuses on finding opportunities in specific industries, ensuring deep, ongoing research within their own areas of expertise. We also encourage a generalist mentality where all investment team members vet new ideas. All investment decisions are backed by thorough analysis, logical strategies, extensive debate and our team’s commitment to long-term growth.
Bottom-Up Focus
Our focus is on finding well-run companies with strong fundamentals and outstanding long-term prospects. Valuation is our North Star. When a security is selling at a significant discount to its intrinsic value, that’s when we buy. And when it’s not selling at a discount, we have the discipline and patience to wait for the price to come our way.
High-Conviction Investing
We believe there are a limited number of great investment ideas and that intrinsic value doesn’t change with the daily ebbs and flows of the market. Our high-conviction approach means we know what we own inside and out, allowing our funds to be highly concentrated.
Today we are responsible for approximately $5 billion in investments for our shareholders – individuals, corporations, pension plans, foundations and endowments. And our commitment remains the same: to put your goals first. Always.
We do so through our expertise, our flexibility, and our drive to uncover investments that can help you preserve and grow wealth.
We’re right beside you
Weitz employees have a strong commitment of investing their own assets in our mutual funds. By aligning our goals with yours, you can have confidence that we’re treating your money as if it were our own.

TABLE OF CONTENTS
2024 Annual Report

Value Matters 4
Fixed Income Insights 6
Performance Summary 9
Analyst Corner 10
Conservative Allocation Fund 12
Core Plus Income Fund 14
Large Cap Equity Fund 18
Multi Cap Equity Fund 20
Nebraska Tax Free Income Fund 22
Partners III Opportunity Fund 24
Short Duration Income Fund 26
Ultra Short Government Fund 30
Schedule of Investments 32
Financial Statements 60
Notes to Financial Statements 68
Report of Independent Registered Public
Accounting Firm 77
Actual and Hypothetical Expenses for
Comparison Purposes 78
Other Information 79
Information About the Trustees and
Officers 80
Index Descriptions 83
Glossary of Terms 84
Paper copies of the Fund’s shareholder
reports are no longer sent by mail unless
specifically requested. Reports will be made
available at weitzinvestments.com and you
will be notified by mail each time a report
is posted. You will continue to receive
other Fund regulatory documents (such
as prospectuses or supplements) in paper
unless you have elected to receive all Fund
documents electronically.
If you would like to receive the Fund’s future
shareholder reports in paper free of charge,
you may make that request (1) by contacting
your financial intermediary; or (2) if you
invest directly with the Fund, by calling
888-859-0698.
Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors referenced in this report are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk. See the Schedules of Investments included in this report for the percent of assets in each of the Funds invested in particular industries or sectors.

2024 Annual Report (Unaudited)

VALUE MATTERS: Getting Around the Bases
March 31, 2024
Dear Clients and Fellow Shareholders,
The first quarter of 2024 was strong for our stock funds and provided a good finish to our fiscal year ending March 31. The absolute returns were very good for both the quarter and the past twelve months. Relative to the Russell 1000, the Large Cap Equity
Fund (formerly known as the Value Fund) had a strong year,
while our other equity funds lagged a bit given the extraordinary skewing of the indices by a handful of mega-cap growth stocks.
Full fund performance is available later in this report.
You’ve probably read more than you care to about the
“Magnificent Seven” – Microsoft, Meta Platforms (Facebook
parent), Alphabet (Google parent), Amazon.com, Apple, Tesla, and especially NVIDIA – and their disproportionate impact on the S&P 500 and the Russell 1000 and 3000. For an even more
extreme example of a company having an outsized impact on
index performance, consider Super Micro Computer (SMCI)
which, as of March 31, 2024, accounted for 27% of the year-to-
date return of the
entire
Russell 2000 (U.S. small-cap index). Many
of these are great businesses, and we own four of them, but the arithmetic of capitalization-weighted indices can distort the story of how “the market” is doing at any given moment.
It would be disingenuous to suggest that we don’t care about the
relative
numbers. We do. But what we are after, and what our
fixed income teammates are after, is good
risk-adjusted
returns.
That is, we want to race as fast as we can around the track while making sure we finish the race safely. (Our co-head of fixed income Tom Carney uses the baseball image of “getting safely around the bases.”) Happily, having a healthy respect for risk is not inconsistent with winning the long-term race. In fact, it is a requirement.
The portfolio managers’ commentaries provide portfolio-specific information on our winners and losers and some color on how the funds are positioned. We also recommend reading
Fixed Income
Insights
.
If the economy is okay, and the market is hitting new
highs, why does everyone feel so bad?
Over the past five and a half years, the total return for the S&P
500 has been roughly +100%. Yet the mood in the country is
subdued, at best. Economists and market commentators are
puzzled as to why people are not more upbeat. While key
economic indicators such as employment, GDP, and corporate
earnings are fairly strong – many polls show that a large
proportion of the population has relatively low confidence in the economy and/or their political leaders.
The reasons for the disconnect are complicated, and we do not presume to fully understand them. A lot has happened over the past several years and the crosscurrents of good and bad news have probably been disorienting. Consider, since fall 2018:
There have been three bear markets – drops of 20% or more
in the S&P 500
Covid caused a shutdown of the economy, creating short-
term business winners and losers, and uncertainty as to long-
term impacts on the economy
Covid “safety net” spending provided temporary payments
and debt forbearance (not forgiveness), and now those
programs have ended
The Fed expanded the money supply and provided near-
zero cost financing in order to
stimulate
inflation, then made a
wrenching reversal of policy, raising interest rates dramatically in order to
suppress
the inflation that had been created
Shooting wars in Ukraine and the Middle East and trouble in
other geopolitical hotspots are causing local suffering and
supply chain issues
Growing tensions with China have widespread implications
for a wide range of businesses and raise fears about the
future of Taiwan
Artificial intelligence (AI) is at the heart of the monster rally in tech stocks, but it has also raised troubling questions about its potential misuse
No wonder investors are uneasy! The news media has always
understood how to build engagement (“If it bleeds, it leads”), and social media has learned to amplify the noise (and the anxiety).
As
citizens,
it’s important that we do what we can to address the
issues of the day. But from the narrow perspective of
investors
, it is
often best to avoid reacting to the scary headlines. Selling all of one’s stocks, or worse yet, trying to jump in and out based on the news, would have been very expensive. Over the years, we’ve
often suggested that clients turn off CNBC and turn on the History
Channel, and we stick by that suggestion.
Focus on the Longer-Term, Bigger Picture
One of Warren Buffett’s favorite questions is, “What
one
stock
would you buy if you knew the stock market would be closed
for the next ten years?” It’s a great question. One is forced to think about the business itself. Will its products and services still be wanted and needed in ten years? Will management be able
to adapt to a changing world and avoid being “disrupted?” Is its balance sheet strong enough to withstand recessions and other financial stresses? Is its culture solid and well-entrenched?
Fortunately, we will have a stock market available to allow us to take profits, make new investments and correct mistakes. But if we think about our investment choices as if we would have to live with them for many years, the focus is very different.
Predicting near-term changes in the fed funds rate becomes
irrelevant. Balance sheet strength and capital structure flexibility will be more important.
Quarterly earnings become much less important. Investors
tend to obsess over the
pattern
of earnings growth and how the
results compare to “expectations.” Strong, healthy earnings
are
important, and growth in the stream of earnings is desirable. But regular, stairstep earnings growth is
not
necessary (and may be
evidence of management’s short-term focus and/or dishonest
accounting).
Some businesses are highly cyclical. This is okay. Buffett has often said that he “preferred a lumpy 15% [growth] to a smooth
12%.” ConAgra Foods CEO Mike Harper said he expected the
chicken business to lose money about one in every four years but that it was a welcome part of the product portfolio because it earned very high
average
returns on capital over the cycle.
All companies are cyclical to some extent. Business expansions and contractions tend to overshoot in both directions (the
business cycle will always be with us). During the Covid
shutdown, some earnings were pulled forward (groceries,

2024 Annual Report (Unaudited)

home improvement products, broadband service) and others
were delayed (travel, hospitality, live entertainment). Capital expenditures can also impact the pattern of reported earnings and can divert cash from one of investors’ favorite corporate activities – stock buybacks. In each of these cases, investors are likely to have little tantrums if a company “misses its numbers.”
What really matters to the long-term investor, though, is the aggregate amount of cash, or owners’ earnings, the company is going to produce over a long holding period.
Finally, while it is critical that we do not
overpay
for a stock – with
a 10-year frame of reference, it is less important that we buy on the
absolute bottom
tick. We would like to benefit from multiple
expansion or valuation “rerating,” but over the long run, the bulk of our return will come from growth in the value of the business as the company evolves and reinvests its retained earnings .
Outlook and Game Plan
Stocks have gone up a lot over the past eighteen months. The mega-cap “inflation” of the indices probably overstates the
dimensions of the move, but valuations are on the high side by historical standards.
Our stocks have participated. The weighted average price-to-
value ratios of our portfolios are higher than they have been in a while. We do not despair at this – most of our stocks are fairly valued, and we have a few “good ideas that have not worked
yet” for which we have high hopes.
Our focus is on long-term returns. Our companies are generally doing very well and growing the values of their businesses.
The economic news is subject to all sorts of crosscurrents,
and the added noise of an election year make the outlook as
unpredictable as ever. But we plan to continue to collect great businesses and patiently give them the time to generate and
compound investment returns.
Sincerely,
As of 3/31/2024, the following portfolio companies constituted a portion of the net assets of Conservative Allocation Fund, Large Cap Equity
Fund, Multi Cap Equity Fund, and Partners III Opportunity Fund as follows:
Alphabet, Inc.: 1.3%, 5.0%, 6.6%, and 6.1%.
Amazon.com, Inc..: 0.0%, 4.3%, 0.0%, and 4.9%.
Apple, Inc.: 0.0%, 0.0%, 0.0%, and 0.0%.
Berkshire Hathaway, Inc.: 2.7%, 4.9%, 6.6%, and 10.7%.
Conagra Brands, Inc.: 0.0%, 0.0%, 0.0%, and 0.0%.
Meta Platforms, Inc.: 0.0%, 5.2%, 5.9%, and 3.5%.
Microsoft Corp.: 1.8%, 0.0%, 0.0%, and 3.2%.
NVIDIA Corp.: 0.0%, 0.0%, 0.0%, and 0.0%.
Tesla, Inc. 0.0%, 0.0%, 0.0%, and 0.0%.
Super Micro Computer, Inc.: 0.0%, 0.0%, 0.0%, and 0.0%.
Portfolio composition is subject to change at any time. Current and future portfolio holdings are subject to risk.
_________________________________________________
While this commentary typically focuses on our equity funds, we would be remiss if we failed to acknowledge a great
accomplishment in the first quarter by our fixed income
teammates. At the 2024 Lipper Fund Awards, our Core Plus
Income Fund (WCPBX) was named the best fund over both the
three- and five-year periods in Lipper’s Core Plus Bond Funds category.
Congratulations to co-heads of fixed income Tom Carney and
Nolan Anderson. Their team has built an impressive track record in fixed income, and the recent volatility in the bond markets has shone a light on their exceptional work.
_________________________________________________
Wally Weitz
wally@weitzinvestments.com
Brad Hinton
brad@weitzinvestments.com

2024 Annual Report (Unaudited)

FIXED INCOME INSIGHTS: Great Expectations
March 31, 2024
After a stunning “everything rally” in the fourth quarter, U.S. fixed income markets took a breather to start 2024. As illustrated in the chart below, interest rates increased across the yield curve, as investors dialed back expectations of significant Federal
Reserve interest rate cuts in 2024. The result was modest gains for shorter-duration and more credit-sensitive sectors of the market and small to moderate losses for intermediate and longer-
duration bonds.
While interest rates increased during the first quarter, risk assets continued their torrid rally. In hindsight, last November’s long-
awaited Fed ‘pivot’ or pause in its monetary tightening policy, was akin to the Fed announcing the “all-clear” signal, giving investors confidence that everything is (finally) just right. The U.S. Treasury added to the excitement by aggressively shifting the expected mix of government funding toward T-Bills, and away from
longer-term coupon issuance (lower-than-expected coupon
issuance may provide technical support for longer-term yields).
Interestingly, the announcement coincided with 10-year and
30-year Treasury bond rates briefly eclipsing 5% for the first time in more than 16 years.
While we remain optimistic about forward-looking return
prospects in fixed income, as credit spreads continue to rachet tighter the amount of coupon income or yield available in the marketplace is increasingly a function of today’s relatively high levels of U.S. Treasury, or “risk-free,” rates. As we look at credit markets broadly, investor sentiment today largely reflects a high level of certainty in the future path of the economy, the painless disappearance of inflation, and Fed rate cuts. In other words, credit markets are discounting little room for error. As Warren
Buffett famously said, “The future is never clear; you pay a very high price in the stock market for a cheery consensus.” In reality, the future path of the U.S. economy, inflation, fiscal policy, and geopolitics remains highly uncertain. As a stark example, since the Fed’s pivot, we have seen significant increases in the price of a wide range of commodities including oil and gasoline, which may feed into higher inflation down the road.
More concerning and less discussed is the impact of U.S. fiscal policy. Years of huge government deficits are, by nature,
inflationary. Extraordinary levels of government spending without commensurate increases in tax revenue have resulted in
government deficits once reserved for only war-time periods, averaging 9% of GDP over the last four years. This deficit
spending may be the primary reason that the Federal Reserve’s rapid increase in interest rates has yet to buckle the U.S.
economy. Per Bank of America, the U.S. national debt is rising by
$1 trillion every 100 days; it is set to hit $37 trillion by the election,
$40 trillion by mid-2025, and could double in eight years. To say we may be borrowing growth from the future could prove to be an understatement.
Increasing government deficits accompanied by high interest
rates creates a more challenging interest burden the U.S. must absorb. Spending an increasing amount of government tax
revenue to pay interest crowds out spending for otherwise more productive uses. Per Bank of America, interest costs are set to rise to $1.6 trillion based on current spending trends and as U.S.
debt is refinanced at higher current rates. This dynamic could result in increasing amounts of Treasury issuance as deficits increase further. Fiscal policy has and may continue to play a critical role in the evolution of the post COVID economic and inflation dynamics.

2024 Annual Report (Unaudited)

As previously mentioned, credit spreads continued their
descent in the first quarter and now sit near 10-year lows. Broad investment-grade spreads declined from 106 basis points to 93 basis points. High yield spreads declined from 339 basis points to 312 basis points. Investor behavior in both the primary and secondary markets suggest there is simply not enough supply
of credit to keep up with demand. We are witnessing signs of investor complacency with indiscriminate buying, record levels of new issue subscription (both in corporate bonds and securitized products), and significant flattening in credit curves (i.e., the extra compensation you receive to lend further out the interest rate curve). Given market conditions that appear priced for perfection, we ask ourselves: what happens to risk assets and the economy if the Fed doesn’t cut rates at all or as much as expected? Or if the Fed does cut rates, will that spur another rally in risk assets, commodities and therefore, further fuel inflation? We believe the answer to either question warrants caution regarding duration exposure and current levels of credit spreads.
The Value of Diversification in Fixed Income
Our investment approach focuses on casting a wider net
across the fixed income landscape, seeking out the most
attractive risk-adjusted opportunities both within and outside the benchmark categories. Today, we believe a diversified portfolio encompassing broad market exposure, including benchmark
and non-benchmark, fixed and floating rate, is a competitive advantage in today’s environment. How so? Our current asset
allocation reflects not only our efforts to focus on sector and security selection, investing in assets one at a time in those areas that we believe have the most favorable risk/reward outcomes, but to weather different macro environments.
For example, if continued economic strength results in a
steepening yield curve/increase in term premiums and higher
longer-term yields, allocations to newer vintage agency and
non-agency mortgages (our coupon stack consists of newer
vintage 4.5% to 6.5% coupons) should benefit from attractive coupon income and slower prepayment speeds. Moreover,
these MBS investments differ from what is broadly represented in the benchmark indices like the Agg, which largely consists of low coupon (2-3%), lower dollar price MBS that was originated during the post COVID/Fed QE 2020-2022 period. A scenario
where inflation remains stickier than expected, forcing the
Federal Reserve to hold short-term interest rates higher than what is discounted in the front end of the Treasury curve,
may benefit floating rate securities (commercial mortgage-
backed securities, corporate and infrastructure CLOs). Higher for longer short-term rates may also benefit shorter duration asset-backed securities (auto, consumer, equipment) given
their 1-2 year weighted average life profile and amortization feature, allowing for the reinvestment of monthly interest and principal payments. Conversely, should the U.S. economy suffer unexpected weakness or experience an exogenous shock, U.S.
Treasuries may provide downside protection, serve as a natural hedge to MBS exposures, and provide a key source of liquidity to take advantage of market opportunities that may arise from unexpected economic turbulence. Regardless of the macro
environment to come, we believe our active, flexible approach will allow us to deliver value to shareholders.
Portfolio composition is subject to change at any time. Current and future portfolio holdings are subject to risk.
Definitions: Basis point (BPS) refers to a unit of measurement that is equal to
1/100th of 1%, or 0.01%. Spreads are measured by ICE BofA which is a group of indexes that track the performance of U.S. dollar-denominated debt issued in the
U.S. domestic market. The Bloomberg U.S. Aggregate Bond Index is a broad-
based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Bloomberg U.S. Corporate High Yield Bond
Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The Bloomberg U.S. Corporate Investment Grade Index is a broad-based benchmark that measures the investment grade, fixed-rate, taxable, corporate bond market. The Bloomberg U.S. Mortgage-Backed Securities (MBS) Index tracks fixed-rate agency mortgage-backed pass-through securities guaranteed by Ginnie
Mae, Fannie Mae, and Freddie Mac. The Bloomberg U.S. Securitized Index is a
subset of the Bloomberg U.S. Aggregate Bond Index that includes MBS Pass-through,
ABS, CMBS and covered assets. The Bloomberg U.S. Treasury Index measures
U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury. The
Bloomberg U.S. Treasury Bill (T-Bill) Index tracks the market for treasury bills issued by the U.S. government. U.S. Treasury bills are issued in fixed maturity terms of 4,
8, 13, 17, 26 and 52 weeks. Investment Grade Bonds are those securities rated at least BBB- by one or more credit ratings agencies. Non-Investment Grade Bonds are those securities (commonly referred to as “high yield” or “junk” bonds) rated
BB+ and below by one or more credit ratings agencies . Effective yield is the return on a bond that has its interest payments (or coupons) reinvested at the same rate by the bondholder. Effective yield is the total yield an investor receives, in contrast to the nominal yield—which is the stated interest rate of the bond's coupon. Option
Adjusted Spread: A “spread” compares the interest rate on a particular bond against a “base line” bond (typically a U.S. Treasury bond). When a bond issuer (or bondholder) has the option to exercise a right (for example, if the issuer can call a bond before its stated maturity date), then the “Option Adjusted Spread” takes into account the possibility that this option might be exercised—so a bond's Option
Adjusted Spread may be more (or less) than its regular spread.
Tom Carney
tom@weitzinvestments.com
Nolan Anderson
nolan@weitzinvestments.com

2024 Annual Report (Unaudited)

DISCLOSURES
Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results . Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. All investments involve risks, including possible loss of principal. Please visit weitzinvestments.com for the most recent month-end performance.
Investment results reflect applicable fees and expenses and assume all distributions are reinvested but do not reflect the deduction of taxes an investor would pay on distributions or share redemptions. Certain Funds have entered into fee waiver and/or expense reimbursement arrangements with the Investment Advisor by which the Advisor has contractually agreed to waive a portion of the
Advisor’s fee and reimburse certain expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses and extraordinary expenses) to limit the total annual fund operating expenses of the Fund’s average daily net assets through Contractual
Expiration Date of 7/31/2024. If this arrangement had not been in place, the performance results would have been lower.
The net expense ratio reflects the total annual fund operating expenses of the Fund after taking into account any such fee waiver and/or expense reimbursement. Net and gross expense ratios are as of the Fund’s most recent prospectus.
Performance quoted for the Conservative Allocation, Large Cap Equity and Multi Cap Equity Funds’ Institutional Class shares before their inception is derived from the historical performance of the Investor Class shares, which have not been adjusted for the expenses of the Institutional Class shares, had they, returns would have been different.
Performance quoted for the Partners III Opportunity and Short Duration Income Funds’ Investor Class shares before their inception is derived from the historical performance of the Institutional Class shares, which have not been adjusted for the expenses of the
Investor Class shares, had they, returns would have been different.
Index performance is hypothetical and is shown for illustrative purposes only. You cannot invest directly in an index. See page 83 for a description of all indices. All indices Since Inception return are since the Fund’s inception. The inception date of the Bloomberg 1-3
Year U.S. Aggregate Index and the Bloomberg 5-Year Municipal Bond Index was 12/31/1992 and 1/29/1988, respectively.
On 12/29/2006, the Nebraska Tax Free Income Fund succeeded to substantially all of the assets of Weitz Income Partners Limited
Partnership. On 12/31/1993, Multi Cap Equity Fund succeeded to substantially all of the assets of Weitz Partners II Limited Partnership.
On 12/30/2005, Partners III Opportunity Fund succeeded to substantially all of the assets of Weitz Partners III Limited Partnership.
The investment objectives, policies and restrictions of the Funds are materially equivalent to those of the Partnerships, and the
Partnerships were managed at all times with full investment authority by the Investment Adviser. The performance information includes performance for the Partnerships. The Partnerships were not registered under the Investment Company Act of 1940 and, therefore, were not subject to certain investment or other restrictions or requirements imposed by the 1940 Act or the Internal
Revenue Code. If the Partnerships had been registered under the 1940 Act, the Partnerships’ performance might have been adversely affected.
Effective 12/16/2016, the Ultra Short Government Fund revised its principal investment strategies. Prior to that date, the Fund operated as a “government money market fund” and maintained a stable net asset value of $1.00 per share. Performance prior to 12/16/2016 reflects the Fund’s prior principal investment strategies and may not be indicative of future performance results.
Effective 12/16/2016, the Short Duration Income Fund revised its principal investment strategies. Since that time the Fund has generally maintained an average effective duration between one to three and a half years. Prior to that date, the Fund maintained a dollar–weighted average maturity of between two to five years. Performance prior to 12/16/2016 reflects the Fund’s prior principal investment strategies and may not be indicative of future performance results.

2024 Annual Report (Unaudited)

PERFORMANCE SUMMARY
Returns (%) as of 3/31/2024
                    ANNUALIZED
EQUITY QTD YTD 1 YR 5 YR 10 YR
Since Fund
Inception*
Inception
Date
Net
Expense
Gross
Expense
Large Cap Equity - Investor (WVALX) 7.74 7.74 31.74 13.50 9.58 10.56 5/9/1986* 1.04 1.04
Large Cap Equity - Institutional (WVAIX) 7.79 7.79 31.94 13.70 9.79 10.62 7/31/2014 0.89 0.89
Russell 1000 Index 10.30 10.30 29.87 14.74 12.67 10.86
S&P 500 Index 10.56 10.56 29.88 15.03 12.95 10.89
Multi Cap Equity - Investor (WPVLX) 8.97 8.97 25.84 9.22 6.04 11.17 6/1/1983* 1.07 1.07
Multi Cap Equity - Institutional (WPVIX) 8.98 8.98 26.04 9.43 6.26 11.23 7/31/2014 0.89 0.89
Russell 3000 Index 10.02 10.02 29.29 14.32 12.32 11.16
S&P 500 Index 10.56 10.56 29.88 15.03 12.95 11.45
Partners III Opportunity - Investor (WPOIX) 7.93 7.93 22.29 5.71 4.60 11.30 8/1/2011 1.75 1.75
Partners III Opportunity - Institutional (WPOPX) 8.21 8.21 23.19 6.36 5.17 11.46 6/1/1983* 1.19 1.19
Russell 3000 Index 10.02 10.02 29.29 14.32 12.32 11.16
S&P 500 Index 10.56 10.56 29.88 15.03 12.95 11.45
                    ANNUALIZED
ALLOCATION QTD YTD 1 YR 5 YR 10 YR
Since Fund
Inception*
Inception
Date
Net
Expense
Gross
Expense
Conservative Allocation - Investor (WBALX) 4.11 4.11 12.09 6.63 5.54 5.80 10/1/2003* 0.85 0.99
Conservative Allocation - Institutional (WBAIX) 4.22 4.22 12.32 6.79 5.62 5.84 3/29/2019 0.70 0.79
Morningstar Moderately Conservative Target Risk Index 2.52 2.52 9.42 4.70 4.56 5.63
                    ANNUALIZED
FIXED INCOME QTD YTD 1 YR 5 YR 10 YR
Since Fund
Inception*
Inception
Date
Net
Expense
Gross
Expense
Core Plus Income - Investor (WCPNX) 0.28 0.28 3.88 2.51 N/A 2.85 7/31/2014* 0.55 0.82
Core Plus Income - Institutional (WCPBX) 0.30 0.30 3.97 2.60 N/A 3.01 7/31/2014* 0.45 0.59
Bloomberg U.S. Aggregate Bond Index (0.78) (0.78) 1.70 0.36 N/A 1.41
Nebraska Tax Free Income (WNTFX) (0.46) (0.46) 1.44 0.87 1.05 4.03 10/1/1985* 0.46 0.96
Bloomberg 5-Year Municipal Bond Index (0.37) (0.37) 1.95 1.25 1.73 N/A
Short Duration Income - Investor (WSHNX) 1.14 1.14 5.40 2.22 1.88 4.59 8/1/2011 0.55 0.86
Short Duration Income - Institutional (WEFIX) 1.16 1.16 5.46 2.31 2.05 4.65 12/23/1988* 0.45 0.60
Bloomberg 1-3 Year U.S. Aggregate Index 0.45 0.45 3.56 1.31 1.27 N/A
Ultra Short Government (SAFEX) 1.14 1.14 4.94 2.00 1.34 2.31 8/1/1991* 0.33 0.64
ICE BofA U.S. 6-Month Treasury Bill Index 1.24 1.24 5.22 2.14 1.52 2.81
* Denotes the Fund's inception date and the date from which Since Fund Inception performance is calculated.

2024 Annual Report (Unaudited)

ANALYST CORNER
An Introduction to Microchip Technology (MCHP)
By Andrew McClure & Barton Hooper
Microchip Technology, Inc., (MCHP) is a leading provider of
mixed-signal microcontrollers (MCU), analog integrated circuits and other semiconductors. The company offers approximately
100,000 products to over 125,000 customers in the industrial, automotive, data center, appliance and communications end
markets. The company’s MCU and analog businesses combined
generate over 85% of its revenue.
The history of Microchip Technology dates to 1987 when it was spun off from its former parent company, General Instruments.
In 1989, Microchip Technology became a fully independent
company, and over the next 30-plus years, now executive
chairman Stephen Sanghi led the company through two phases
of business development which have enabled the company to
become a top competitor in most of its primary markets. The first phase, Microchip 1.0 (1990-2017), focused on creating sustainable revenue streams, taking share in microcontrollers, and building scale through internal efforts and acquisitions. Microchip 2.0
(2018-2021) channeled efforts to integrate multiple acquisitions, technology tools, and manufacturing into what the company
calls Total System Solutions – a strategic approach to win more business per customer order.
After three decades as CEO, Mr. Sanghi turned that role over to 20-year executive Ganesh Moorthy. Moorthy is now leading
the company through its “Microchip 3.0” phase which is focused on leveraging the Total Systems Solution (TSS) strategy, driving sustained above-market organic growth, and expanding margins.
Understanding Microchip Technology’s Offerings
As mentioned, Microchip Technology’s products include mixed-
signal microcontrollers (MCUs) and analog integrated circuits
– both of which are important components to many of the
electronics, smartphones, vehicles, appliances, and more devices that we use every day. An MCU is a simple miniature computer comprised of many components and used either to control
several small features of a larger system or be the complete
“brains” of a smaller one. Analog integrated circuits provide power management, signal conversion, security, timing, and other functionality needed to run electronics and digital devices. These products are typically used in applications where the accuracy of captured data is critical.
A helpful example of how Microchip Technology’s products and its TSS strategy works is something that is in everybody’s home
– a refrigerator. The fridge has an analog chip which measures the temperature inside to ensure the air stays at a constant temperature, say 37 degrees. Presume your child opens the
door and spends a few minutes contemplating life while deciding whether to have juice or milk, and when done, the temperature has risen to 39 degrees. This information is sent from the analog temperature sensor to the microcontroller which then sends
a signal to the compressor to turn on (powered by an analog
power management chip) and cool the fridge back to the desired
37 degrees. Microchip Technology’s TSS strategy would be to
earn the refrigerator company’s business to provide MCUs or
one of the analog chips and then use its ability to package the combination into a single offering or grouped offerings, thereby allowing it to leverage a single customer relationship into the sale of multiple products.
Microchip Technology’s Competitive Positioning
Through our long-term ownership of Texas Instruments, Inc.,
(TXN) and Analog Devices, Inc., (ADI) which are both primarily analog integrated circuit manufacturers, we are well versed in the regular cyclicality of the semiconductor industry. While cyclical, we believe the MCU and analog integrated circuit category offers the favorable dynamics of businesses we like to own. Some of these characteristics include high gross margins, engineered intellectual property, and components which are critical to
operation but with relatively low prices that prevent easy
substitution. Microchip, Analog Devices and Texas Instruments
also share the favorable attribute of having large customer bases and a wide diversity of products so no one customer, product, or category has outsized influence on results. The microcontroller and analog segments of the industry have also consolidated over the past 20 years, and as such, we believe are more rational from a pricing and capacity standpoint compared to other times in history.
Microchip Technology identified, and is benefiting from, the adoption and expansion of several tailwinds which are driving digitization and the demand for the company’s products. The
Microchip 3.0 strategy is focused on leveraging its TSS strategy to capitalize on six secular megatrends: 5G, Internet of Things
(IoT), data centers, autonomous vehicles, electrified transport, and sustainability. Combined, revenue from the six megatrends represented 45% of the company’s fiscal year 2023 revenue.
Microchip Technology believes these tailwinds are durable, and the company estimates that megatrend-related revenue will grow at twice the rate of the remaining business which, itself, should grow at rates close to global gross domestic product (GDP).
Over time, the company believes it will take share in its relevant markets.
Navigating Obstacles
As has been the case for many businesses, the COVID pandemic and its aftermath have been difficult for Microchip Technology to navigate. The company first dealt with a significant fall off in orders early in the pandemic and was then overwhelmed
by demand for and shortages of its products as consumers
and businesses shifted from buying services to goods such as automobiles, appliances, and computers. The company was
faced with unprecedented backlogs which are now unwinding,
and investors are concerned it will be faced with a significant inventory correction. We believe it is likely that customers will need a period of digestion which may result in lackluster sales and earnings growth, but we have yet to encounter evidence
that the secular growth tailwinds described above have been
curtailed. We expect that the company’s results in any one period may be volatile, but we believe over our 3–5-year horizon, the company’s growth trajectory is relatively predictable.
Potential for a Bright Future
In addition to our experience with Texas Instruments and Analog
Devices, we were drawn to Microchip Technology as it appears to be early in its journey of returning more capital to shareholders.
The company rightly (in our opinion) prioritized acquisitions to capitalize on the opportunity to build out its product and technology lineup to solidify its competitive position. Since the closing of the acquisition of MicroSemi Corporation (a provider of semiconductor and systems solutions for aerospace/defense, communications, data center, and industrial markets) in 2018 –
which was the company’s last material transaction – Microchip

2024 Annual Report (Unaudited)

Technology has focused on paying down debt, increasing its
dividend, and repurchasing shares. The company is in the middle of executing a plan to return 100% of its free cash flow in the form of dividends and share repurchases by the fourth quarter of fiscal year 2024. We believe this return of capital, combined with the potential for revenue and earnings appreciation, presents a compelling opportunity for shareholders.
As of 3/31/2024, the following portfolio company constituted a portion of the net assets of Conservative Allocation Fund, Large Cap Equity Fund,
Multi Cap Equity Fund, and Partners III Opportunity Fund as follows:
Analog Devices, Inc.: 2.1%, 4.2%, 0.0% and 0.0%.
Microchip Technology: 1.2%, 2.2%, 0.0%, and 0.0%.
Texas Instruments, Inc.: 0.8%, 0.0%, 2.6%, and 2.9%.
Holdings are subject to change and may not be representative of the
Fund's current or future investments.
Andrew McClure, Equity Jr. Research Analyst, Andrew joined
Weitz Investment Management in 2023. Prior to joining
the firm, he was an equity research associate at Craig-
Hallum Capital Group. Andrew has a Bachelor of Business
Administration degree in finance from the University of
Minnesota Duluth.
Barton Hooper, CFA, Vice President, Director of Equity
Research, Barton joined Weitz Investment Management in
2007. Prior to joining the firm, he was a research analyst
at Oak Value Capital Management and Trilogy Capital
Management. Prior to his investment management experience,
Barton worked at George K. Baum & Company and was a
certified public accountant at Deloitte & Touche LLC. Barton has a bachelor's in accounting from the University of Missouri and an MBA from Washington University in St. Louis

2024 Annual Report (Unaudited)

CONSERVATIVE ALLOCATION FUND
Portfolio Managers: Brad Hinton, CFA & Nolan Anderson
Investment Style: Conservative Allocation
The Conservative Allocation Fund’s Institutional Class returned
+4.22% for the first quarter compared to +2.52% for the
Morningstar Moderately Conservative Target Risk Index. For the
fiscal year ended March 31, 2024, the Fund’s Institutional Class returned +12.32% compared to +9.42% for the index.
The stock market rally powered ahead in the first quarter, adding an exclamation point to the Fund’s strong fiscal year results.
Interest rates generally rose during the quarter, providing a mild headwind to fixed income returns. The Fund’s bonds still delivered modest positive contributions across sectors, thanks largely to heftier coupon income.
Rock and gravel producers Martin Marietta Materials, Inc. (MLM)
and Vulcan Materials Company (VMC) were both top contributors for the quarter. Public infrastructure business remained strong, while pricing and margin expansion have been exceptional.
Berkshire Hathaway, Inc. (BRK/B), Aon PLC (AON) and Oracle
Corporation (ORCL) also delivered solid, double-digit quarterly returns.
Charter Communications, Inc. (CHTR) was the notable weak link during the quarter, though the Fund’s small position size helped to mitigate the negative impact. Charter’s stock fell sharply as the company reported worse-than-expected broadband
subscriber losses, introduced multi-year capital spending plans that were higher than anticipated, and disclosed that five million customers participated in a federal subsidy program that would not be funded beyond April. Other quarterly detractors included
Laboratory Corporation of America Holdings (LH), S&P Global, Inc.
(SPGI), Honeywell International, Inc. (HON) and Comcast Corp.
(CMCSA).
Martin Marietta and Vulcan were also among the Fund’s top
contributors for the fiscal year, along with Microsoft Corporation
(MSFT), Berkshire Hathaway and JPMorgan Chase & Co. (JPM)
as mega-cap stocks dominated yet again. Contribution breadth continued to be notable, with 15 stocks across five sectors
posting returns above 20% for the fiscal year. Charter, Diageo
PLC (DEO), and Texas Instruments, Inc. (TXN) were the Fund’s only material fiscal year detractors.
As the “risk-on” party raged, we dialed back exposure at the margin. We sold the Fund’s Qurate Retail, Inc. preferred (QRTEP)
position as the security price rebounded into the $40s. While we collected a nice dividend stream for several years, the investment was a mistake. Howard Marks eloquently described risk control as “declining to take risks that (a) exceed the quantum of risk you want to live with and/or (b) you wouldn’t be well rewarded for bearing.” As the Qurate turnaround story unfolded, part (a)
became a clear affirmative for this more conservative strategy. So, we sold it and moved on.
We modestly trimmed several of the Fund’s biggest winners,
including all five stocks on the fiscal year contributor leaderboard.
We also exited the Fund’s Markel Group, Inc. (MKL) position due to their uneven execution and our shifting conviction. Markel delivered acceptable absolute returns, though relative results did not meet our expectations. Equity purchases were very limited during the quarter.
Bond yields were down from their autumn highs but remained
healthy. During the quarter, we were most active in current
coupon agency and jumbo mortgage-backed securities (MBS),
which in our view offered reasonable option-adjusted spreads.
We also continued to layer in small individual positions in asset-
backed debt, with a heavy focus on sponsor quality, structural protection, and straightforward collateral. As interest rates floated back up, we purchased Treasury notes with roughly 3.5-year
maturities. At higher rates, we would be willing to re-extend the
Fund’s buying to slightly longer maturities.
The Fund’s overall portfolio continues to evolve with market conditions. We own common equity stakes in 28 companies
totaling 43.9% of net assets. High-yielding, hybrid securities account for another 0.8% of the Fund. The fixed income portfolio includes securitized debt (14.3%), investment-grade corporate bonds (0.7%), Treasury securities (32.8%), and cash equivalents/
other (7.5%). We have ample resources to invest heavily in new opportunities as our team uncovers them.
We think the investing landscape for allocation investors is well balanced. In our view, the Fund’s securities offer adequate long-
term capital appreciation potential. High-quality bonds yielding well above 4% have enhanced the current income outlook. And
sizeable holdings of short maturity Treasury securities and cash provide healthy ballast with respectable yields. As always, we encourage investors to evaluate the strategy on a total-return basis over longer time horizons.
Definitions: Investment Grade Bonds
are those securities rated at least
BBB- by one or more credit ratings agencies.

2024 Annual Report (Unaudited)

Growth of $10,000 Investment – 10 Year
30-Day SEC Yield
Industry Breakdown
Fixed Income Attributes
Credit Quality
Share Class Subsidized Unsubsidized
Investor 2.29% 2.16%
Institutional 2.43 2.32
% of Net Assets
Financials 13.1
Information Technology 10.7
Health Care 5.8
Materials 5.1
Industrials 4.6
Communication Services 3.1
Consumer Staples 1.5
U.S. Treasuries 32.8
Asset-Backed Securities 7.3
Mortgage-Backed Securities 4.5
Commercial Mortgage-Backed Securities 2.5
Corporate Convertible Bonds 0.8
Corporate Bonds 0.7
Cash Equivalents/Other 7.5
100.0
Portfolio Summary
Average Maturity 2.5 years
Average Effective Maturity 2.5 years
Average Duration 1.7 years
Average Effective Duration 1.5 years
Average Coupon 2.97%
Underlying Securities % of Portfolio
U.S. Treasury 68 . 6
U.S. Government Agency Mortgage Related
Securities 3.2
AAA 20.4
AA 1.4
A 1.1
BBB 0. 7
Non-Rated 1.5
Cash Equivalents 3.1
100.0
Returns
Annualized
QTD YTD 1 YR
3 YR 5 YR 10 YR 20 YR
Since
Inception
(10/1/03)
Net
Expense
Gross
Expense
WBALX - Investor Class 4 .11% 4 .11% 12 .09% 4 .11% 6 .63% 5 .54% 5 .67% 5 .80% 0 .85% 0 .99%
WBAIX - Institutional Class 4 .22 4 .22 12 .32 4 .27 6 .79 5 .62 5 .71 5 .84 0 .70 0 .79
Morningstar Moderately Conservative
Target Risk Index 2 .52 2 .52 9 .42 1 .26 4 .70 4 .56 5 .32 5 .63
All data as of 3/31/2024 unless otherwise indicated. Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. All investments involve risks, including possible loss of principal. Please visit weitzinvestments.com for the most recent month-end performance.
Investment results reflect applicable fees and expenses and assume all distributions are reinvested but do not reflect the deduction of taxes an investor would pay on distributions or share redemptions. The Fund has entered into fee waiver and/or expense reimbursement arrangements with the Investment
Advisor by which the Advisor has contractually agreed to waive a portion of the Advisor’s fee and reimburse certain expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses and extraordinary expenses)
to limit the total annual fund operating expenses of the Fund’s average daily net assets through 7/31/2024. If this arrangement had not been in place, the performance results would have been lower. The net expense ratio reflects the total annual fund operating expenses of the Fund after taking into account any such fee waiver and/or expense reimbursement. Net and gross expense ratios are as of the Fund’s most recent prospectus.
See page 8 for additional performance disclosures. See page 83 for a description of all indices. See page 84 for a Glossary of Terms.
Credit ratings are assigned to underlying securities utilizing ratings from a
Nationally Recognized Statistical Rating Organization (NRSRO) such as Moody’s and Fitch, or other rating agencies and applying the following hierarchy: security is determined to be Investment Grade if it has been rated at least BBB- by one credit rating agency; once determined to be Investment Grade (BBB- and above) or Non-Investment Grade (BB+ and below) where multiple ratings are available, then the lowest rating is assigned. Mortgage-related securities issued and guaranteed by government-sponsored agencies such as Fannie Mae and
Freddie Mac are generally not rated by rating agencies. Securities that are not rated do not necessarily indicate low quality. Ratings are shown in the Fitch scale
(e.g., AAA). Ratings and portfolio credit quality may change over time. The Fund itself has not been rated by a credit rating agency.
Contributions to performance are based on actual daily holdings. Returns shown are the actual quarterly returns of the security.
Source (Fixed Income Attributes, Credit Quality, and Maturity Distribution):
Bloomberg Analytics
Source (Top Performers, Bottom Performers): Statpro
Top 10 Stock Holdings
Top Equity Contributors
Top Equity Detractors
% of Net Assets
Berkshire Hathaway, Inc., – Class B 2.7
Danaher Corp. 2.2
Thermo Fisher Scientific, Inc. 2.2
Mastercard, Inc., – Class A 2.1
Aon plc – Class A 2.1
Analog Devices, Inc. 2.1
Visa, Inc., – Class A 2.0
Vulcan Materials Co. 2.0
Martin Marietta Materials, Inc. 1.9
Microsoft Corp. 1.8
21.1
Return
Average
Weight Contribution
Martin Marietta Materials, Inc. 23.0% 2.0% 0.45%
Berkshire Hathaway, Inc. – Class B. 17.8 2.6 0.45
Vulcan Materials Co. 20.4 2.1 0.41
Aon plc – Class A 14.9 2.0 0.29
Oracle Corp. 19.6 1.5 0.27
Return
Average
Weight Contribution
Charter Communications, Inc., - Class A (25.3)% 0.9% (0.28)%
Laboratory Corp of America Holdings (3.6) 1.5 (0.06)
S&P Global, Inc. (3.2) 1.4 (0.05)
Honeywell International, Inc. (1.6) 0.8 (0.02)
Comcast Corp., – Class A (0.5) 1.0 (0.01)

2024 Annual Report (Unaudited)

CORE PLUS INCOME FUND
Portfolio Managers: Tom Carney, CFA & Nolan Anderson
Investment Style: Intermediate-Term Core Plus Bond
The Core Plus Income Fund’s Institutional Class returned
+0.30% for the first quarter compared to a -0.78% return for the
Bloomberg U.S. Aggregate Bond Index (Agg). For the fiscal year ended March 31, 2024, the Fund’s Institutional Class returned
+3.97% compared to +1.70% for the index. While we are pleased with positive absolute and strong relative results for the quarter and fiscal year, our focus remains on longer-term results (3-, 5-, and 7-year), which continue to outpace the index.
After a stunning “everything rally” in the fourth quarter, U.S. fixed income markets took a breather to start 2024. As illustrated in the chart below, interest rates increased across the yield curve, as investors dialed back expectations of significant Federal Reserve interest rate cuts in 2024. The result was modest gains for
shorter-duration and more credit-sensitive sectors of the market and small to moderate losses for intermediate and longer-
duration bonds.
While interest rates increased during the first quarter, risk assets continued their torrid rally. In hindsight, last November’s long-
awaited Fed ‘pivot’ or pause in its monetary tightening policy, was akin to the Fed announcing the “all-clear” signal, giving investors confidence that everything is (finally) just right. The U.S.
Treasury added to the excitement by aggressively shifting the expected mix of government funding toward T-Bills, and away
from longer-term coupon issuance (lower-than-expected coupon issuance may provide technical support for longer-term yields).
Interestingly, the announcement coincided with 10-year and 30-
year Treasury bond rates briefly eclipsing 5% for the first time in more than 16 years.
As previously mentioned, credit spreads continued their
descent in the first quarter and now sit near 10-year lows. Broad investment-grade spreads declined from 106 basis points to 93 basis points. High yield spreads declined from 339 basis points to 312 basis points. Investor behavior in both the primary and secondary markets suggests there is simply not enough supply of credit to keep up with demand. We are witnessing signs of investor complacency with indiscriminate buying, record levels of new issue subscription (both in corporate bonds and securitized products), and significant flattening in credit curves (i.e., the extra compensation you receive to lend further out the interest rate curve).
The chart below provides a long-term view of the Core Plus
Income Fund’s forward return prospects as measured by yield
to worst (YTW). From inception through mid-2022, the Fund’s
YTW only breached 4% during the teeth of COVID. It has now
exceeded 5.5% for seven consecutive quarters. Given the
average of 3.6% for the time series below, today’s forward return prospects as measured by a YTW of 5.8% on March 31, 2024, as compared to 4.8% for the index, reinforce the improved role fixed income has in an overall asset allocation framework.
Portfolio Positioning
The table below shows the change in allocation to various
sectors, from the prior quarter and from the prior year. This summary provides a view over time of how we have allocated
capital. Since our goal is to invest in sectors that we believe offer the best risk-adjusted returns, our allocations may change significantly over time.
*Corporate CLOs are included in the ABS segment in the Fund’s schedule of investments but are additionally called out separately for the purposes of the discussion.
**High-Yield exposure consists of investments in the Corporate,
Corporate Convertible, ABS, and CMBS sectors.
Sector (% of Net Assets)
3/31/2024
Current
Quarter
12/31/2023
Previous
Quarter
Qtr Over
Qtr
Change
3/31/2023
Previous
Year
Yr Over
Yr
Change
Corporate Bonds 12.2 13.1 -0.9 15.6 -3.4
Corporate Convertible Bonds 0.1 0.1 0.0 0.3 -0.2
Asset-Backed Securities
(ABS)
23.1 21.7 1.4 28.9 -5.8
Corporate Collateralized
Loan Obligations (CLOs)*
10.1 7.2 2.9 11.5 -1.4
Commercial Mortgage-
Backed Securities (CMBS)
5.0 4.6 0.4 7.0 -2.0
Agency Mortgage-Backed
(MBS)
22.8 14.0 8.8 0.6 22.2
Non-Agency Mortgage
Backed (RMBS)
3.7 2.0 1.7 0.2 3.5
Non-Convertible Preferred
Stock
0.1 0.1 0.0 0.1 0.0
Taxable Municipal Bonds 0.0 0.0 0.0 0.2 -0.2
U.S. Treasury 31.2 33.9 -2.7 39.7 -8.5
Common Stock 0.0 0.0 0.0 0.0 0.0
Cash & Equivalents 1.8 10.5 -8.7 7.4 -5.6
Total (does not include
CLO line)
100.0 100.0 100.0
High Yield** 2.8 3.0 -0.2 6.6 -3.8
Average Effective Duration
(years)
5.5 5.3 0.2 5.2 0.3
Average Effective Maturity
(years)
9.4 8.7 0.7 7.9 1.5

2024 Annual Report (Unaudited)

The most notable change in sector allocation during the first quarter (and for the fiscal year) was a significant increase in mortgage-backed securities (MBS). The Fund had not had a
meaningful investment in MBS in its almost 10-year life, but that all changed in 2023. Most of our MBS investments occurred over the past three quarters, where over 27% of Fund assets were
deployed, primarily in agency (Fannie Mae and Freddie Mac)
MBS, but also in prime jumbo MBS (mortgages too large to be
eligible for inclusion in agency MBS). We believe the combination of higher coupon income on newer production mortgages and
wider MBS spreads have made the relative value proposition
versus other higher-quality investment grade corporate bonds quite compelling.
In addition to MBS, we added two new and unique investments
during the first quarter, highlighted below.
Starwood Infrastructure/Project Finance CLOs . In 2018,
Starwood Property Trust acquired a vertically integrated energy infrastructure platform from General Electric for $2.5 billion and renamed it Starwood Infrastructure Finance (SIF). Since
the acquisition, SIF has invested over $3.6 billion and currently has an approximately $2.6 billion portfolio of first lien senior secured loans diversified across energy infrastructure and power generation assets within the U.S. As part of its long-term financing strategy, SIF has issued three infrastructure/project finance CLOs, the latest of which priced in the first quarter. We are pleased to partner with a high-quality sponsor like Starwood for our first infrastructure/project finance CLO investment. We believe this serves as yet another example of our ability to source high quality bonds in off-benchmark sectors that generate attractive coupon income and provide diversification benefits to shareholders.
New Mountain Rated Feeder . While only a few broadly
syndicated, publicly rated transactions have been issued in
the capital markets, rated feeders have been in existence for a number of years and serve to provide investors access to direct lending credit funds. In the case of our investment, we partnered with New Mountain Capital for their second broadly syndicated rated feeder transaction that priced in the first quarter. Founded in 1999, New Mountain Capital is an alternative investment
manager with approximately $50 billion in assets under
management (AUM). New Mountain Capital has a long-term track record of investing in “defensive growth” businesses, utilizing deep fundamental research. Established in 2008, New Mountain
Capital’s credit platform has approximately $11 billion in AUM.
Much like a CLO, rated feeder transactions invest primarily in senior secured floating rate loans and utilize tranched-out capital structures, which helps make the fund accessible to a broad
range of investors depending on their risk/return objectives.
Importantly, New Mountain’s general partner equity commitment in the fund will serve as the equity in the transaction, which creates a strong alignment of interest. In addition, unlike many direct lending vehicles, the New Mountain fund is unlevered, which we believe is a significant credit positive.
In terms of overall portfolio metrics, the Fund’s average effective maturity increased to 9.4 years as of March 31, 2024, from 8.7 years as of December 31, 2023, while the average effective
duration increased to 5.5 years from 5.3 years over the same time period, compared to the Agg’s average effective duration of 6.1 years on March 31, 2024. These measures provide a guide to the Fund’s interest rate sensitivity. A higher average effective duration increases the Fund’s price sensitivity to changes in interest rates (either up or down).
As of March 31, our high-yield exposure as a percent of net assets was 2.8%, down from 3.0% on December 31, 2023. The Fund can
invest up to 25% of net assets in high yield, therefore we have ample capacity to take advantage of valuation discrepancies/
opportunities in the high yield area.
Top Quarterly Contributors
Collateralized Loan Obligations (CLOs) : Our CLO portfolio was the largest contributor to performance during the quarter. Positive returns were driven by strong coupon income and modest price appreciation.
Asset-Backed Securities (ABS): Positive returns in our ABS portfolio were driven by strong coupon income and modest price appreciation due to strong sector and security selection.
Agency Mortgage- Backed Securities (MBS): Our agency MBS
portfolio generated positive returns due to strong coupon income and moderate declines in MBS spreads during the quarter.
Corporate Bonds: Corporate bonds – led by REITS, consumer cyclical, and financials – generated strong absolute returns as credit spreads meaningfully tightening.
Top Quarterly Detractors
U.S. Treasury Bonds: U.S. Treasuries were the primary detractor from performance. With a duration of over 10 years, our Treasury portfolio experienced unrealized mark-to-market losses as interest rates increased during the quarter.
Top Fiscal Year Contributors
Collateralized Loan Obligations: Our CLO portfolio was the largest contributor to performance during the fiscal year. Positive returns were driven by strong coupon income and modest price appreciation.
Asset- Backed Securities: Positive returns in our ABS portfolio were driven by strong coupon income and moderate price appreciation due to strong sector and security selection.
Agency Mortgage- Backed Securities: Our agency MBS generated positive returns as a result of our exposure to higher coupon pass-
throughs and modestly benefitted from a decline in MBS spreads.
Corporate Bonds: Corporate bonds – led by retail, financials, and REITs – generated strong absolute returns as credit spreads meaningfully tightening during the fiscal year.
Top Fiscal Year Detractors
U.S. Treasury Bonds: U.S. Treasuries were the primary detractor from performance. With a duration of over 10 years, our Treasury portfolio experienced unrealized mark-to-market losses as interest rates increased during the fiscal year.
Fund Strategy
Our approach consists primarily of investing in a diversified portfolio of high-quality bonds while maintaining an overall portfolio average duration of 3.5 to 7 years. We may seek
to capture attractive coupon income and potential price
appreciation by investing in longer-duration and lower-quality bonds when attractively priced. We may also invest up to 25% in fixed income securities that are not considered investment grade
(such as high-yield and convertible bonds as well as preferred and convertible preferred stock), and we do so when we
perceive the risk/reward characteristics to be favorable.
We do not, and will not, try to mimic any particular index as we construct our portfolio. We believe our flexible mandate and high-
conviction portfolio will benefit investors over the long term. We utilize a bottom-up, research-driven approach and select portfolio assets one security at a time based on our view of opportunities

2024 Annual Report (Unaudited)

in the marketplace. Our fixed income research is not dependent on, but often benefits from, the due diligence work our equity teammates conduct on companies and industries.
Overall, we strive to be adequately compensated for the risks assumed in order to maximize investment (or reinvestment) yield and to avoid making interest rate bets, particularly those that depend on interest rates going down. We have often maintained a lower duration profile than the index, particularly in very low-
yield environments. Our shorter duration profile has benefited shareholders in periods of rising interest rates.
Maintaining a diversified portfolio and liquidity reserves is a key element of our risk management approach. As a result, we have not held back from owning U.S. Treasury bonds and, at times like now, cash reserves. We believe this approach has served our
clients well, particularly in extreme market environments like the pandemic brought upon us in March 2020.
Definitions:
Average effective duration
provides a measure of a fund’s
interest-rate sensitivity. The longer a fund’s duration, the more sensitive the fund is to shifts in interest rates.
Average effective maturity
is the
weighted average of the maturities of a fund’s underlying bonds.
Basis
point (BPS)
refers to a unit of measurement that is equal to 1/100th of 1%, or 0.01%.
Commercial real estate collateralized loan obligations (CRE CLOs)
are a type of asset-backed security backed by a pool of commercial loans
. Investment Grade Bonds
are those securities rated at least BBB- by
one or more credit ratings agencies. Spreads are measured by
ICE BofA
which is a group of indexes that track the performance of U.S. dollar-
denominated debt issued in the U.S. domestic market.
Middle market CLOs
refer to collateralized loan obligations backed by loans made to smaller companies, which companies generally have earnings before interest, taxes, and amortization of less than $75 million.
Non-Investment Grade
Bonds
are those securities (commonly referred to as “high yield” or “junk”
bonds) rated BB+ and below by one or more credit ratings agencies.
A
Rated Feeder
is a type of a traditional feeder fund (an investment
fund that collects investor capital and invests it into a master fund) that issues both rated debt and equity. In each case, the equity provides the subordination required to support the ratings of the debt.
Yield to
worst (YTW)
is the lowest potential yield that can be received on a bond portfolio without the underlying issuers defaulting.

2024 Annual Report (Unaudited)

Growth of $10,000 Investment Since Inception
30-Day SEC Yield
Asset Allocation
% of Net Assets
Share Class Subsidized Unsubsidized
Investor 5.23% 4.86%
Institutional 5.33 5.11
Returns
Annualized
QTD YTD 1 YR
3 YR 5 YR
Since
Inception
(7/31/14)
Net
Expense
Gross
Expense
WCPNX - Investor Class 0 .28% 0 .28% 3 .88% (0 .34)% 2 .51% 2 .85% 0 .55% 0 .82%
WCPBX - Institutional Class 0 .30 0 .30 3 .97 (0 .28) 2 .60 3 .01 0 .45 0 .59
Bloomberg U.S. Aggregate Bond Index (0 .78) (0 .78) 1 .70 (2 .45) 0 .36 1 .41
All data as of 3/31/2024 unless otherwise indicated. Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. All investments involve risks, including possible loss of principal. Please visit weitzinvestments.com for the most recent month-end performance.
Investment results reflect applicable fees and expenses and assume all distributions are reinvested but do not reflect the deduction of taxes an investor would pay on distributions or share redemptions. The Fund has entered into fee waiver and/or expense reimbursement arrangements with the Investment
Advisor by which the Advisor has contractually agreed to waive a portion of the Advisor’s fee and reimburse certain expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses and extraordinary expenses)
to limit the total annual fund operating expenses of the Fund’s average daily net assets through 7/31/2024. If this arrangement had not been in place, the performance results would have been lower. The net expense ratio reflects the total annual fund operating expenses of the Fund after taking into account any such fee waiver and/or expense reimbursement. Net and gross expenses ratios are as of the Fund’s most recent Prospectus.
See page 8 for additional performance disclosures. See page 83 for a description of all indices. See page 84 for a Glossary of Terms.
Credit ratings are assigned to underlying securities utilizing ratings from a
Nationally Recognized Statistical Rating Organization (NRSRO) such as Moody’s and Fitch, or other rating agencies and applying the following hierarchy: security is determined to be Investment Grade if it has been rated at least BBB- by one credit rating agency; once determined to be Investment Grade (BBB- and above) or Non-Investment Grade (BB+ and below) where multiple ratings are available, then the lowest rating is assigned. Mortgage-related securities issued and guaranteed by government-sponsored agencies such as Fannie Mae and
Freddie Mac are generally not rated by rating agencies. Securities that are not rated do not necessarily indicate low quality. Ratings are shown in the Fitch scale
(e.g., AAA). Ratings and portfolio credit quality may change over time. The Fund itself has not been rated by a credit rating agency.
Source (Fixed Income Attributes, Credit Quality, and Maturity Distribution):
Bloomberg Analytics
Fixed Income Attributes
Maturity Distribution
Credit Quality
Portfolio Summary
Average Maturity 9.4 years
Average Effective Maturity 9.4 years
Average Duration 6.3 years
Average Effective Duration 5.5 years
Average Coupon 5.23%
Maturity % of Portfolio
Cash Equivalents 0.9
Less than 1 year 6.6
1 - 3 Years 7.9
3 - 5 Years 14.5
5 - 7 Years 17.5
7 - 10 Years 19.8
10 Years or more 32.8
Common Stocks 0.0
100.0
Underlying Securities % of Portfolio
U.S. Treasury 31.5
U.S. Government Agency Mortgage
Related Securities 23.0
AAA 7.9
AA 7.3
A 11.6
BBB 15.0
BB 1.7
B 0.8
CCC 0.1
Non-Rated 0.1
Cash Equivalents 1.0
100.0

2024 Annual Report (Unaudited)

LARGE CAP EQUITY FUND
Portfolio Manager: Brad Hinton, CFA
Investment Style: Large Cap
The Large Cap Equity Fund’s Institutional Class returned +7.79%
for the first quarter compared to +10.30% for the Russell 1000
Index. For the fiscal year ended March 31, 2024, the Fund’s
Institutional Class returned +31.94% compared to +29.87% for the index.
The stock market rally powered ahead in the first quarter, adding an exclamation point to the Fund’s very strong fiscal year results.
Fund returns have now topped 50% from the October 2022 lows.
It is neither unusual nor concerning for relative results to soften deeper into such a strong run. At the margin, we have gradually been rotating exposure from “what has worked” to “what could work next.” The story of those portfolio shifts will be written over the next several years, not the first few months.
Meta Platforms, Inc. (META), Berkshire Hathaway, Inc. (BRK/B),
Vulcan Materials Company (VMC), Amazon.com, Inc. (AMZN),
and Mastercard, Inc. (MA) were the Fund’s leading quarterly
contributors. Most of the Fund’s companies reported healthy
results with constructive outlooks for the year ahead. Stock prices have generally risen faster than our value estimates, leading to less valuation cushion at the portfolio level.
Charter Communications, Inc. (CHTR) and Liberty Broadband
Corp. (LBRDK) were the Fund’s primary quarterly detractors.
Charter’s stock fell sharply as the company reported worse-than-
expected broadband subscriber losses, introduced multi-year
capital spending plans that were higher than anticipated, and disclosed that five million customers participated in a federal subsidy program that would not be funded beyond April. While that’s a near-term triple whammy, we think these issues push out rather than derail our investment thesis. We added more Charter shares during the quarter. Other quarterly detractors included
Adobe, Inc. (ADBE), S&P Global, Inc. (SPGI) and Laboratory Corp
of America Holdings (LH).
Mega-cap titans Meta Platforms, Alphabet, Inc. (GOOG) and
Amazon generated outsized gains and were the Fund’s top
relative contributors for the fiscal year. Vulcan Materials, CoStar
Group, Inc. (CSGP) and eight other stocks across multiple
industries delivered contributions of more than 100 bps (1%) each.
Liberty Broadband and Charter Communications were the Fund’s primary fiscal year detractors. Liberty Media Corp.-Liberty Live
(LLYVK), Thermo Fisher Scientific, Inc. (TMO) and Analog Devices,
Inc. (ADI) were also slight detractors for the fiscal year.
Following our valuation discipline, we continued to methodically rotate from more fully priced stocks to those trading at healthier discounts to our value estimates. We trimmed more tech-adjacent winners during the quarter, including Alphabet, Gartner, Inc.
(IT), Salesforce (CRM) and Meta Platforms. We added to the
Fund’s positions in Global Payments, Inc. (GPN), Fidelity National
Information Services, Inc. (FIS) and Aon PLC (AON). We also
bought more Charter shares and trimmed Liberty Broadband
(owner of 32% of Charter) to refill and reshape the Fund’s Charter-
related exposure.
Alphabet has been the most notable trim over the past two
quarters. In effect, we removed the heavy overweight layer of the position size, which had been in the 6% to 8% range for
most of the last five years. Part of the decision simply reflected valuation prudence after an exceptional period where the stock price ran well ahead of our estimate of business value growth.
Some of it was a reality check that Google’s core search business may be less clearly unassailable than it appeared to be five to seven years ago. Our team also has adopted a healthy “prove it”
approach to management/culture, capital allocation and future returns on a robust investment cycle. While Alphabet may no
longer warrant standout overweight status, the stock remains one of the Fund’s largest holdings.
After many reports filled with mea culpas on FIS, it is refreshing to provide a different kind of interim update. We suggested last quarter that the stock’s setup was much improved from year-
end, rebased price levels. We added to the Fund’s position in
January and early February at an average price in the high $50s.
FIS completed the sale of a majority stake in Worldpay Merchant
Solutions in January, and the company is paying down debt and repurchasing stock with the proceeds. The core businesses are doing fine, and the stock rose 24% to $74 during the quarter.
Credit to CEO Stephanie Ferris and her team for taking decisive steps to help surface value. While FIS has much more work to do, the checkpoint served as a nice reminder that good things can
(eventually) happen to high-quality stocks trading at a discount to intrinsic value.
We sold Linde plc (LIN) after an exceptional 13+ years of very profitable ownership. Our team deeply admires Linde’s industrial gas business, and management has done a terrific job since the
2018 merger with industrial gases company Praxair. Our exit was purely valuation driven, and we would gladly partner with Linde again at the right price.
We have a focused portfolio that is well aligned with our vision for successful large-cap investing. The Fund has concentrated ownership stakes in 29 companies, with the top ten representing nearly half of the portfolio. Each position is significant enough to matter, yet none can individually make or break our results. Our current estimate is that the portfolio trades at a price-to-value in the mid 90s, which we believe offers adequate return potential over a multi-year period.

2024 Annual Report (Unaudited)

Capitalization
Growth of $10,000 Investment – 10 Year
Returns
Annualized
QTD YTD 1 YR
3 YR 5 YR 10 YR 20 YR
Since
Inception
(5/9/86)
Net
Expense
Gross
Expense
WVALX - Investor Class 7.74% 7.74% 31.74% 8.40% 13.50% 9.58% 7.56% 10.56% 1.04% 1.04%
WVAIX - Institutional Class 7.79 7.79 31.94 8.56 13.70 9.79 7.66 10. 62 0.89 0.89
Russell 1000 Index 10 . 30 10 . 30 29 . 87 10 . 44 14 . 74 12 . 67 10 . 20 10 . 86
S&P 500 Index 10 . 56 10 . 56 29 . 88 11 . 48 15 .0 3 12 . 95 10 . 14 10 . 89
All data as of 3/31/2024 unless otherwise indicated. Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. All investments involve risks, including possible loss of principal. Please visit weitzinvestments.com for the most recent month-end performance.
Investment results reflect applicable fees and expenses and assume all distributions are reinvested but do not reflect the deduction of taxes an investor would pay on distributions or share redemptions. The Fund has entered into fee waiver and/or expense reimbursement arrangements with the Investment
Advisor by which the Advisor has contractually agreed to waive a portion of the Advisor’s fee and reimburse certain expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses and extraordinary expenses)
to limit the total annual fund operating expenses of the Fund’s average daily net assets through 7/31/2024. If this arrangement had not been in place, the performance results would have been lower. The net expense ratio reflects the total annual fund operating expenses of the Fund after taking into account any such fee waiver and/or expense reimbursement. Net and gross expense ratios are as of the Fund’s most recent prospectus.
See page 8 for additional performance disclosures. See page 83 for a description of all indices. See page 84 for a Glossary of Terms.
Contributions to performance are based on actual daily holdings. Returns shown are the actual quarterly returns of the security.
Source (Top Performers, Bottom Performers): Statpro
Source (Capitalization): Bloomberg Analytics
Top 10 Stock Holdings Industry Breakdown
% of Net Assets
Meta Platforms, Inc. – Class A 5.2
Visa, Inc. – Class A 5.1
Alphabet, Inc. – Class C 5.0
Berkshire Hathaway, Inc. – Class B 4.9
Mastercard, Inc. – Class A 4.9
Thermo Fisher Scientific, Inc. 4.6
Danaher Corp. 4.5
CoStar Group, Inc. 4.4
Vulcan Materials Co. 4.3
Amazon.com, Inc. 4.3
47.2
% of Net Assets
Financials 26.1
Information Technology 22.2
Communication Services 16.9
Health Care 11. 2
Consumer Discretionary 6.8
Industrials 5.1
Real Estate 4.4
Materials 4. 3
Cash Equivalents/Other 3 . 0
100.0
Top Contributors Top Detractors
Return
Average
Weight Contribution
Meta Platforms, Inc. – Class A 37.4% 5.1% 1.68%
Berkshire Hathaway, Inc. – Class B 17.9 4.8 0.84
Vulcan Materials Co. 20.4 4.2 0.79
Amazon.com, Inc. 18.7 4.1 0.73
Mastercard, Inc. – Class A 13.1 4.8 0.61
Return
Average
Weight Contribution
Charter Communications, Inc. – Class A (25.8)% 3.2% (0.85)%
Liberty Broadband Corp. – Class C (28.9) 1.7 (0.66)
Adobe, Inc. (15.4) 1.9 (0.31)
S&P Global, Inc. (3.2) 2.9 (0.10)
Laboratory Corp. of America Holdings (3.6) 2.2 (0.09)

2024 Annual Report (Unaudited)

MULTI CAP EQUITY FUND
Portfolio Managers: Wally Weitz, CFA, Brad Hinton, CFA & Drew Weitz
Investment Style: Multi-Cap Value
The Multi Cap Equity Fund’s Institutional Class returned +8.98%
for the first quarter compared to +10.02% for the Russell 3000
Index. For the fiscal year ended March 31, 2024, the Fund’s
Institutional Class returned +26.04% compared to +29.29% for the index.
Equities continued to rally in the first quarter, generating very strong absolute returns for Fund shareholders and pushing many market indices to all-time highs. The Fund’s absolute results for the fiscal year were similarly strong. We are pleased to report strong, risk-adjusted absolute returns for both the quarter and fiscal year, despite modestly lagging the index.
The strategy for our Multi Cap Equity Fund is founded on the notion that investing in businesses of all sizes provides investors with the broadest possible opportunity set and may provide a measure of insulation as market leadership shifts (sometimes dramatically) from one size category to another. In recent
years, however, large- and mega-cap companies have rarely
relinquished the crown, and the first quarter and fiscal year were no exception. Befitting our strategy, we own several positions in this space, including two of the market’s Magnificent Seven
(Alphabet, Inc. (GOOG) and Meta Platforms, Inc. (META)) and
indirectly a third, (Apple, Inc. (AAPL), via Berkshire Hathaway,
Inc.’s (BRK/B) sizeable position), and our performance benefited accordingly.
Our small and medium-
sized businesses also
performed well, and
the Fund outperformed
the small-cap and
mid-cap indices, even
as we lagged the
capitalization-weighted
Russell 3000, which is
dominated by the same
mega-cap stocks that have fueled the large-cap Russell 1000
index. Of course, while we aspire for long-term outperformance in any environment, periods of small- and/or mid-cap
outperformance could provide a relative performance tailwind for our portfolio compared to the “top-heavy” Russell 3000.
Meta Platforms and Berkshire Hathaway were mega-cap
winners and top contributors in the first quarter, although small-
cap Perimeter Solutions SA’s (PR) 61% gain made it the Fund’s strongest performing stock on an absolute basis. Perimeter’s sole material competitor for wildfire retardants was forced to withdraw their product due to corrosive damage to the airtankers used to deploy it. Aggregates purveyors Martin Marietta Materials, Inc.
(MLM) and Vulcan Materials Co. (VMC) round out the top quarterly contributors list thanks to continued heathy price increases and strong demand from public infrastructure projects.
Liberty Broadband Corp. (LBRDA) (a holding company that
owns 32% of broadband provider Charter Communications, Inc.
(CHTR)) was the Fund’s primary detractor. Charter has been a multi-quarter laggard, as increased competition from wireless broadband alternatives has dampened broadband subscriber
growth, while elevated network upgrade and expansion plans
have depressed current cash flows in favor of future returns.
Adding to these woes, management disclosed that roughly five million of its broadband customers receive a federal subsidy that will expire in April. We anticipate that Charter will retain many, if not most, of these subscribers and that the financial impact will be manageable. This development further clouds near-term results, but we believe our long-term investment thesis remains intact. We added to our exposure by initiating a position directly in Charter shares, and we will shape our exposure in conjunction with holdings of Liberty Broadband. Negative returns from LICT
Corp. (LICT US), Liberty Global, Ltd. (LBTYK), Laboratory Corp.
Holdings of America (LH), and Liberty Latin America Ltd. (LILAK
US) rounded out the top detractors list.
Performance was broadly strong across the portfolio during the fiscal year, with top performers Meta Platforms, Alphabet, Martin
Marietta Materials, Berkshire Hathaway, and CoStar Group, Inc.
(CSGP) each contributing over 2% to the Fund’s overall return.
On the other hand, Liberty Broadband’s dismal first quarter
performance made it the Fund’s top detractor for the quarter and fiscal year. Fellow detractor Liberty Global has announced plans to separately list its Swiss business and is examining other steps to unlock the latent value in its assets. After a multi-year period of disappointing results, we opted to sell our remaining shares in Liberty Latin America. LICT Corp and LKQ Corp. (LKQ) were modest detractors for the fiscal year.
During the first quarter, we made valuation-related trims to
Berkshire Hathaway, Gartner, Inc. (IT), Martin Marietta Materials,
and Vulcan Materials. We also exited our investment in Markel
Group, Inc. (MKL) at a reasonable profit. As previously mentioned, we initiated a new position in Charter shares to add to our
exposure directly, rather than via additional Liberty Broadband shares. At current prices, we believe shares are attractive without the “double discount” at Liberty Broadband (a discount applied from investors due to the structural complexity of the security on top of Charter itself trading at a discount to our estimate of intrinsic value) and without the additional complexities.
We also initiated a new position in VeriSign, Inc. (VRSN), operator of critical internet infrastructure known as the Domain Name
System (DNS). DNS enables the translation of easily recognizable/
memorable website names into their assigned numeric Internet
Protocol (IP) address. This IP address contains the information necessary to route a connection from the source computer to
the requested data or service. VeriSign oversees the DNS for all “.com” and “.net” websites under its contract with the Internet
Corporation for Assigned Names and Numbers (ICANN) – the
global nonprofit that oversees domain names and IP addresses globally – and has done so with no service interruptions since
1991. Under the terms of the contract, VeriSign earns a modest annual fee from the owner of each address in its digital “address”
book, enjoys contractually agreed-upon price escalators, and maintains a presumptive right of renewal into the future. Given the evergreen nature of its contract and the mission-critical nature of its offerings, we believe VeriSign has a very wide moat (competitive advantage) around its business, and we were pleased to acquire shares at a discount to our estimate of value.
To reiterate, we believe that investing in businesses of all sizes, using our Quality at a Discount framework, is an enduring
advantage of a multi-cap investing strategy. Valuation remains our North Star, and while price appreciation may have outstripped business value growth of late, we think our stocks are priced at reasonable attractive discounts to business value and are capable of earning reasonable, risk-adjusted returns.

2024 Annual Report (Unaudited)

Capitalization
Growth of $10,000 Investment – 10 Year
Returns
Annualized
QTD YTD 1 YR
3 YR 5 YR 10 YR 20 YR
Since
Inception
(6/31/83)
Net
Expense
Gross
Expense
WPVLX - Investor Class 8 .97% 8 .97% 25 .84% 4 .88% 9 .22% 6 .04% 6 .62% 11 .17% 1 .07% 1 .07%
WPVIX - Institutional Class 8 .98 8 .98 26 .04 5 .07 9 .43 6 .26 6 .73 11 .23 0 .89 0 .89
Russell 3000 Index 10 .02 10 .02 29 .29 9 .77 14 .32 12 .32 10 .06 11 .16
S&P 500 Index 10 .56 10 .56 29 .88 11 .48 15 .03 12 .95 10 .14 11 .45
All data as of 3/31/2024 unless otherwise indicated. Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. All investments involve risks, including possible loss of principal. Please visit weitzinvestments.com for the most recent month-end performance.
Investment results reflect applicable fees and expenses and assume all distributions are reinvested but do not reflect the deduction of taxes an investor would pay on distributions or share redemptions. The Fund has entered into fee waiver and/or expense reimbursement arrangements with the Investment
Advisor by which the Advisor has contractually agreed to waive a portion of the Advisor’s fee and reimburse certain expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses and extraordinary expenses)
to limit the total annual fund operating expenses of the Fund’s average daily net assets through 7/31/2024. If this arrangement had not been in place, the performance results would have been lower. The net expense ratio reflects the total annual fund operating expenses of the Fund after taking into account any such fee waiver and/or expense reimbursement. Net and gross expense ratios are as of the Fund’s most recent prospectus. .
See page 8 for additional performance disclosures. See page 83 for a description of all indices. See page 84 for a Glossary of Terms.
Contributions to performance are based on actual daily holdings. Returns shown are the actual quarterly returns of the security.
Source (Top Performers, Bottom Performers): Statpro
Source (Capitalization): Bloomberg Analytics
Top 10 Stock Holdings Industry Breakdown
% of Net Assets
Alphabet, Inc. – Class C 6.6
Berkshire Hathaway, Inc. – Class B 6.6
Meta Platforms, Inc. – Class A 5.9
CoStar Group, Inc. 5.0
HEICO Corp. – Class A 4.8
Visa, Inc. – Class A 4.5
Mastercard , Inc. – Class A 4.2
Liberty Media Corp.-Liberty SiriusXM 3.9
CarMax, Inc. 3.9
LKQ Corp. 3.8
49.2
% of Net Assets
Communication Services 26.6
Financials 18.0
Information Technology 11. 5
Industrials 10. 7
Materials 9.2
Consumer Discretionary 7.7
Health Care 6.4
Real Estate 5.0
Warrants 0.0
Cash Equivalents/Other 4.9
100.0
Top Contributors Top Detractors
Return
Average
Weight Contribution
Meta Platforms, Inc. – Class A 37.3% 5.6% 1.82%
Berkshire Hathaway, Inc. – Class B 17.9 6.9 1.21
Perimeter Solutions SA 61.3 1.9 1.03
Martin Marietta Materials, Inc. 23.0 3.4 0.75
Vulcan Materials Co. 20.3 3.4 0.67
Return
Average
Weight Contribution
Liberty Broadband Corp. – Class C (29.1)% 3.6% (1.34)%
Liberty Latin America Ltd. – Class C (2.0) 1.2 (0.20)
Laboratory Corp. of America Holdings (3.6) 3.3 (0.13)
Liberty Global, Ltd. – Class C (5.4) 2.4 (0.10)
LICT Corp. (7.2) 1.3 (0.10)

2024 Annual Report (Unaudited)

NEBRASKA TAX FREE INCOME FUND
Portfolio Manager: Tom Carney, CFA
Investment Style: Municipal-State Bond
The Nebraska Tax Free Income Fund returned -0.46% in the first quarter compared to a -0.37% return for the Bloomberg 5-Year
Municipal Bond Index. For the fiscal year ended March 31, 2024, the Fund’s total return was +1.44% compared to a +1.95% return for the index.
Overview
After a stunning “everything rally” in the fourth quarter, U.S. fixed income markets took a breather to start 2024. As illustrated in the chart below, interest rates increased across the yield curve, as investors dialed back expectations of significant Federal
Reserve interest rate cuts in 2024. The result was modest gains for shorter-duration and more credit-sensitive sectors of the market and small to moderate losses for intermediate and longer-
duration bonds.
During the first quarter of 2024, municipal bonds modestly
underperformed their U.S. Treasury counterparts as the ratio of the 5-year AAA-rated municipal bond to the 5-year Treasury (the
‘tenor’ or maturity profile that most resembles the Nebraska Tax-
Free Income Fund) increased from 58% on December 31, 2023,
to 60% on March 31, 2024. The Municipal/Treasury ratio (M/T
ratio) measures the relative attractiveness of tax-free municipal bonds. All else equal, the higher the ratio, the more appealing municipal bonds become, given their tax-advantaged status.
The chart below is a 20-year graph of the 5-year M/T ratio. The current ratio (right-hand side of graph) resides near the lows of the past 20 years, well below the peaks/highs reached in the
Great Financial Crisis of 2008/2009, the onset of COVID in 2020, and the 20-year average of 87%.
Overall, today’s M/T ratio would suggest that municipal bonds are less appealing compared to their taxable counterparts than they have been over the past 20 years. However, the increased nominal yield environment, improved fiscal position of many
municipal bond issuers, lower supply, and broad-based demand
(retail and institutional) help to explain today’s lower M/T ratio.
Top Quarterly Contributors
Hospital revenue bonds issued by Douglas County, Nebraska
(Madonna Rehabilitation).
Top Quarterly Detractors:
Combined utility revenue bonds issued by Dawson Nebraska Public
Power District.
School district general obligation bonds issued by Wayne County,
Nebraska; and Papillion-La Vista, Nebraska.
Single family housing revenue bonds issued by the Nebraska State
Investment Finance Authority.
General revenue bonds issued by Boys Town Village.
Tax-supported lease revenue bonds issued by Papillion, Nebraska,
Municipal Facilities Corporation.
Fiscal Year Performance
For the fiscal year, nearly all segments contributed to positive
Fund results. The segments with the largest contributions
included city general obligation bonds, hospital revenue bonds, tax-supported lease revenue bonds, school district general
obligation bonds, combined utilities revenue bonds, water and sewer revenue bonds, and electricity and public power bonds.
Isolated individual bonds within segments above detracted
modestly from fiscal year results. None of the isolated price declines were a result of credit deterioration or downgrade.
Portfolio Metrics
Turning to portfolio metrics, the average effective duration of the Fund was unchanged at 3.1 years on March 31, 2024, from
December 31, 2023. Average effective maturity increased from
3.5 years to 3.8 years over the same timeframe. Overall asset quality remains high, with approximately 93% rated A or better by one or more of the nationally recognized statistical rating organizations.
Following are additional details regarding the breakdown of our holdings. Our investments are broad, and they are all backed by a consistent philosophy: we strive to own only those investments we believe compensate us for the incremental credit risk.
Our overall goal is to invest in a portfolio of bonds of varying maturities that we believe offer attractive risk-adjusted returns, taking into consideration the general level of interest rates and the credit quality of each investment.
Definitions: Average effective duration provides a measure of a fund’s interest-rate sensitivity. The longer a fund’s duration, the more sensitive the fund is to shifts in interest rates. Average effective maturity is the weighted average of the maturities of a fund’s underlying bonds.

2024 Annual Report (Unaudited)

Growth of $10,000 Investment – 10 Year
30-Day SEC Yield
Share Class Subsidized Unsubsidized
Investor 2.62% 1.59%
Returns
Annualized
QTD YTD 1 YR
3 YR 5 YR 10 YR 20 YR
Since
Inception
(10/1/85)
Net
Expense
Gross
Expense
WNTFX (0 .46)% (0 .46)% 1 .44% (0 .27)% 0 .87% 1 .05% 2 .05% 4.03% 0 .46% 0 .96%
Bloomberg 5-Year Municipal Bond Index (0 .37) (0 .37) 1 .95 (0.30) 1 .25 1 .73 2 .81 N /A
All data as of 3/31/2024 unless otherwise indicated. Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. All investments involve risks, including possible loss of principal. Please visit weitzinvestments.com for the most recent month-end performance.
Investment results reflect applicable fees and expenses and assume all distributions are reinvested but do not reflect the deduction of taxes an investor would pay on distributions or share redemptions. The Fund has entered into fee waiver and/or expense reimbursement arrangements with the Investment
Advisor by which the Advisor has contractually agreed to waive a portion of the Advisor’s fee and reimburse certain expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses and extraordinary expenses)
to limit the total annual fund operating expenses of the Fund’s average daily net assets through 7/31/2024. If this arrangement had not been in place, the performance results would have been lower. The net expense ratio reflects the total annual fund operating expenses of the Fund after taking into account any such fee waiver and/or expense reimbursement. Net and gross expense ratios are as of the Fund’s most recent prospectus.
See page 8 for additional performance disclosures. See page 83 for a description of all indices. See page 84 for a Glossary of Terms.
Credit ratings are assigned to underlying securities utilizing ratings from a
Nationally Recognized Statistical Rating Organization (NRSRO) such as Moody’s and Fitch, or other rating agencies and applying the following hierarchy: security is determined to be Investment Grade if it has been rated at least BBB- by one credit rating agency; once determined to be Investment Grade (BBB- and above)
or Non-Investment Grade (BB+ and below) where multiple ratings are available, then the lowest rating is assigned. Ratings are shown in the Fitch scale (e.g.,
AAA). Ratings and portfolio credit quality may change over time. The Fund itself has not been rated by a credit rating agency.
Income from municipal securities is generally free from federal taxes and state taxes for residents of the issuing state. While the interest income is tax-free, capital gains, if any, will be subject to taxes. Income for some investors may be subject to the federal Alternative Minimum Tax (AMT).
Source (Fixed Income Attributes, Credit Quality, and Maturity Distribution):
Bloomberg Analytics
Fixed Income Attributes
State Breakdown
Maturity Distribution
Credit Quality
Sector Breakdown
Portfolio Summary
Average Maturity 5.9 years
Average Effective Maturity 3.8 years
Average Duration 3.4 years
Average Effective Duration 3.1 years
Average Coupon 3.51%
% of Net Assets
Nebraska 88.2
Texas 1.6
New Mexico 1.6
Washington 1.3
California 0.9
Florida 0.9
Utah 0.5
Cash Equivalents/Other 5.0
100 . 0
Maturity Type % of Portfolio
Cash Equivalents 3.9
Less than 1 Year 14.3
1 -3 Years 38.6
3 - 5 Years 11.6
5 - 7 Years 19.1
7 - 10 Years 5.9
10 Years or more 6.6
100.0
Underlying Securities % of Portfolio
AAA 6. 2
AA 61.0
A 26. 2
BBB 0.6
Non-Rated 2.1
Cash Equivalents 3.9
100.0
% of Net Assets
Power 17.1
Hospital 12.0
Water/Sewer 7.2
General 6.6
Lease 5.9
Certificates of Participation 5.2
Housing 3.7
Airport/Transportation 3.6
Higher Education 2.5
Revenue 63.8
School District 14.1
City/Subdivision 10.3
County 2.6
State/Commonwealth 0.9
General Obligation 27.9
Escrow/Pre-Refunded 3.3
Cash Equivalents/Other 5.0
100.0

2024 Annual Report (Unaudited)

PARTNERS III OPPORTUNITY FUND
Portfolio Managers: Wally Weitz, CFA & Drew Weitz
Investment Style: Multi-Cap Alternative
The Partners III Opportunity Fund’s Institutional Class returned
+8.21% in the first quarter of 2024 compared to +10.02% for the
Russell 3000 Index. For the fiscal year ended March 31, 2024, the
Fund’s Institutional Class returned +23.19% compared to +29.29%
for the index.
Equities continued to rally in the first quarter, generating strong absolute returns for Fund shareholders and pushing many market indices to all-time highs. The Fund’s fiscal year returns were similarly positive, and we were pleased to report strong, absolute returns, despite falling short of the Russell 3000 in both periods.
As multi-cap investors, we believe owning businesses of all sizes provides the greatest potential opportunity set for long-term outperformance. However, in recent years, large- and mega-cap companies have consistently outperformed the rest of the market cap spectrum. Befitting our strategy, we hold many investments in the large-cap space, including four of the market’s Magnificent
Seven (Alphabet, Inc. (GOOG), Amazon.com, Inc. (AMZN), Meta
Platforms, Inc. (META) and Microsoft Corp. (MSFT)) and indirectly a fifth, (Apple, Inc. (AAPL), via Berkshire Hathaway, Inc.’s (BRK/B)
sizeable position), and the Fund benefited accordingly. Our
small and medium-sized businesses also performed well, but
simply did not keep pace with the large market leaders. As a result, we are not surprised by having lagged the capitalization-
weighted Russell 3000, as it is dominated by the same mega-
cap stocks that have fueled the large-cap Russell 1000 Index.
Of course, while we aspire for long-term outperformance in
any environment, periods of small- and/or mid-cap companies
could provide a relative performance tailwind for our portfolio compared to the “top-heavy” Russell 3000.
Berkshire Hathaway, Meta Platforms and Amazon were mega-cap
winners and top contributors in the first quarter, although small-
cap Perimeter Solutions SA’s (PR) 61% gain made it the Fund’s strongest performing stock on an absolute basis. Perimeter’s sole material competitor for wildfire retardants was forced to withdraw their product due to corrosive damage to the airtankers used to deploy it. Fidelity National Information Services, Inc. (FIS) also earned top marks in the quarter. FIS completed the sale of its majority stake in Worldpay Merchant Solutions in January, and the company is paying down debt and repurchasing stock with the
proceeds.
Liberty Broadband Corp. (LBRDA) (a holding company that
owns 32% of broadband provider Charter Communications, Inc.
(CHTR)) was the Fund’s primary detractor. Charter has been a multi-quarter laggard as increased competition from wireless broadband alternatives has dampened subscriber growth,
while elevated network upgrade and expansion spending have
depressed current cash flows in favor of future returns. Adding to these woes, management disclosed that roughly five million of its broadband customers receive a federal subsidy that will expire in April. We anticipate that Charter will retain many, if not most, of these subscribers and that the financial impact will be manageable. Despite yet another near-term challenge, we
continue to believe Charter is an example of a good idea that has not worked yet. We added to our exposure by initiating a position directly in Charter shares, partially offset by modest tax-
loss harvesting at Liberty Broadband. Joining Liberty Broadband and Charter in the penalty box were CoreCard Corp. (CCRD US),
Liberty Global, Ltd. (LBTYK), and our short position against the
SPDR S&P 500 ETF Trust (SPY) which tracks the S&P 500 Index.
Performance was broadly strong across the portfolio during the fiscal year, led by Meta Platforms which saw its stock price more than double. Our top four performers for the fiscal year – Meta
Platforms, Berkshire Hathaway, Amazon and Alphabet – each
contributed in excess of 2% to the Fund’s overall return, with our fifth-highest contributor missing that same distinction by mere basis points. On the other side of the ledger, Corecard was a top detractor for the quarter and fiscal year. After months of rumors, it was confirmed that the company’s largest customer, Goldman
Sachs Group, Inc. (GS), would exit the consumer credit card
business. Corecard processes payments for Goldman’s large
card clients, including Apple Card, and will continue to do so until
Goldman transitions its clients to a new operator. The transition will take time (quarters, maybe years), giving management (and
us) time to assess the company’s next steps. Liberty Broadband’s dismal first quarter earned it a spot as a top detractor for the fiscal year along with our S&P 500 ETF Index short position. Fellow detractor Liberty Global has announced plans to separately list its Swiss business and is examining other steps to unlock the latent value in its shares. Finally, despite the strong first quarter showing, Perimeter Solutions was a modest detractor for the
fiscal year.
Portfolio activity tilted toward valuation-driven trims during the first quarter, including Meta Platforms, Microsoft and Amazon, as well as exiting our multi-year, profitable investment in Markel Group,
Inc. (MKL). As mentioned previously, we trimmed some Liberty
Broadband to harvest tax losses while increasing our overall economic exposure by initiating a position directly in Charter shares (our only new holding this quarter). At quarter-end, our gross long position was 93%, down modestly from 95% at the
end of December 2023. Our short position increased from 4%
to roughly 5% of gross assets, resulting in a net long position of approximately 87%.
Definitions: Effective net is the effective long (the sum of the portfolio’s long positions, such as common stocks, or derivatives where the price increases when an index or position rises) minus the effective short (the sum of the portfolio’s short positions, such as derivatives where the price increases when an index or position falls).

2024 Annual Report (Unaudited)

Capitalization
Growth of $10,000 Investment – 10 Year
Returns
Annualized
QTD YTD 1 YR
3 YR 5 YR 10 YR 20 YR
Since
Inception
(8/1/11)
Net
Expense
Gross
Expense
WPOIX - Investor Class 7 .93% 7 .93% 22 .29% 0 .43% 5 .71% 4 .60% 6 .69% 11 .30% 1 .75% 1 .75%
WPOPX - Institutional Class 8 .21 8 .21 23 .19 1 .04 6 .36 5 .17 7 .01 11 .46 1 .19 1 .19
Russell 3000 Index 10 .02 10 .02 29 .29 9 .77 14 .32 12 .32 10 .06 11 .16
S&P 500 Index 10 .56 10 .56 29 .88 11 .48 15 .03 12 .95 10 .14 11 .45
All data as of 3/31/2024 unless otherwise indicated. Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. All investments involve risks, including possible loss of principal. Please visit weitzinvestments.com for the most recent month-end performance.
Investment results reflect applicable fees and expenses and assume all distributions are reinvested but do not reflect the deduction of taxes an investor would pay on distributions or share redemptions. Net and gross expense ratios are as of the Fund’s most recent prospectus.
See page 8 for additional performance disclosures. See page 83 for a description of all indices. See page 84 for a Glossary of Terms.
Contributions to performance are based on actual daily holdings. Returns shown are the actual quarterly returns of the security.
Source (Top Performers, Bottom Performers): Statpro
Source (Capitalization): Bloomberg Analytics
Top 10 Stock Holdings Industry Breakdown
% of Net Assets
Berkshire Hathaway, Inc. – Class B 10.7
Alphabet, Inc. – Class C 6.1
Thermo Fisher Scientific, Inc. 5.5
Visa, Inc. – Class A 5.3
Mastercard, Inc. – Class A 5.1
Amazon.com, Inc. 4.9
Danaher Corp. 4.7
CarMax, Inc. 4.5
Liberty Media Corp.-Liberty SiriusXM 4.3
Global Payments, Inc. 3.8
54.9
% of Net Assets
Financials 27.7
Communication Services 23.5
Health Care 13. 5
Information Technology 10.7
Consumer Discretionary 9.4
Real Estate 3.2
Materials 2.8
Non-Convertible Preferred Stocks 1.6
Warrants 0.0
Securities Sold Short (5 . 0 )
Short Proceeds/Other 12 .6
100.0
Top Contributors Top Detractors
Return
Average
Weight Contribution
Berkshire Hathaway, Inc. – Class B 17.9% 10.9% 1.89%
Meta Platforms, Inc. – Class A 37.4 4.0 1.51
Perimeter Solutions SA 61.3 2.1 1.10
Amazon.com, Inc. 18.8 5.0 0.92
Fidelity National Information Services, Inc. 24.0 3.0 0.67
Return
Average
Weight Contribution
Liberty Broadband Corp., – Class C (29.0)% 4.3% (1.62)%
SPDR S&P 500 ETF Trust 10.0 (4.8) (0.47)
CoreCard Corp. (20.1) 1.5 (0.37)
Charter Communications, Inc., – Class A (11.8) 0.9 (0.20)
Liberty Global, Ltd., – Class C (9.0) 3.3 (0.14)

2024 Annual Report (Unaudited)

SHORT DURATION INCOME FUND
Portfolio Managers: Tom Carney, CFA & Nolan Anderson
Investment Style: Short-Term Bond
The Short Duration Income Fund’s Institutional Class returned
+1.16% in the first quarter compared to a +0.45% return for the
Bloomberg U.S. Aggregate 1-3 Year Index. For the fiscal year ended March 31, 2024, the Fund’s Institutional Class returned
+5.46% compared to a +3.56% return for the index. Given the
investment challenges of the past year, we are pleased to report positive absolute results and good relative results for the quarter and fiscal year.
After a stunning “everything rally” in the fourth quarter, U.S. fixed income markets took a breather to start 2024. As illustrated in the chart below, interest rates increased across the yield curve, as investors dialed back expectations of significant Federal Reserve interest rate cuts in 2024. The result was modest gains for
shorter-duration and more credit-sensitive sectors of the market and small to moderate losses for intermediate and longer-
duration bonds.
While interest rates increased during the first quarter, risk assets continued their torrid rally. In hindsight, last November’s long-
awaited Fed ‘pivot’ or pause in its monetary tightening policy, was akin to the Fed announcing the “all-clear” signal, giving investors confidence that everything is (finally) just right. The U.S.
Treasury added to the excitement by aggressively shifting the expected mix of government funding toward T-Bills, and away
from longer-term coupon issuance (lower-than-expected coupon issuance may provide technical support for longer-term yields).
Interestingly, the announcement coincided with 10-year and 30-
year Treasury bond rates briefly eclipsing 5% for the first time in more than 16 years.
As previously mentioned, credit spreads continued their
descent in the first quarter and now sit near 10-year lows. Broad investment-grade spreads declined from 106 basis points to 93 basis points. High yield spreads declined from 339 basis points to 312 basis points. Investor behavior in both the primary and secondary markets suggests there is simply not enough supply of credit to keep up with demand. We are witnessing signs of investor complacency with indiscriminate buying, record levels of new issue subscription (both in corporate bonds and securitized products), and significant flattening in credit curves (i.e., the extra compensation you receive to lend further out the interest rate curve).
The chart below provides a long-term view (10-year) of the Short
Duration Income Fund’s forward return prospects, or yield-to-
worst (YTW). YTW has historically been a reasonable predictor of forward returns. Until the first quarter of 2022 (right-hand side of the bar chart below), the Fund’s YTW had never breached 4%. It has now exceeded 5.5% for seven consecutive quarters. Given
the 10-year average of 2.8%, today’s forward return prospects as measured by a YTW of 5.7% on March 31, 2024, as compared to
4.9% for the index, reinforce the improved role fixed income has in an overall asset allocation framework.
Portfolio Positioning
The table below shows the change in allocation to various
sectors, from the prior quarter and from the prior year. This summary provides a view over time of how we have allocated
capital. Since our goal is to invest in sectors that we believe offer the best risk-adjusted returns, our allocations may change significantly over time.
*Corporate CLOs are included in the ABS segment in the Fund’s schedule of investments but are additionally called out separately for the purposes of the discussion.
**High-Yield exposure consists of investments in the Corporate,
Corporate Convertible, ABS and CMBS sectors.
Sector (% Net Assets)
3/31/2024
Current
Quarter
12/31/2023
Previous
Quarter
Qtr Over
Qtr
Change
3/31/2023
Previous
Year
Yr Over
Yr
Change
Corporate Bonds 10.4 10.2 0.2 13.0 -2.6
Corporate Convertible Bonds 1.1 1.1 0.0 1.1 0.0
Asset-Backed Securities (ABS) 39.9 41.2 -1.3 41.1 -1.2
Corporate Collateralized
Loan Obligations (CLO)* 11.6 12.2 -0.6 13.2 -1.6
Commercial Mortgage-
Backed Securities (CMBS) 6.8 7.5 -0.7 9.4 -2.6
Agency Mortgage-Backed
(MBS) 5.1 3.4 1.7 3.6 1.5
Non-Agency Mortgage-
Backed (RMBS) 7.8 5.5 2.3 5.7 2.1
Taxable Municipal Bonds 0.0 0.0 0.0 0.0 0.0
U.S. Treasury 26.1 26.7 -0.6 25.0 1.1
Common Stocks 0.0 0.0 0.0 0.0 0.0
Cash & Equivalents 2.8 4.4 -1.6 1.1 1.7
Total (does not include the
CLO line) 100.0 100.0 100.0
High Yield** 2.7 2.8 -0.1 3.8 -1.1
Average Effective Duration
(years) 1.4 1.4 0.0 1.5 -0.1
Average Effective Maturity
(years) 3.6 3.5 0.1 2.9 0.7

2024 Annual Report (Unaudited)

Investment activity remained strong in the first quarter as we sourced a little more than $90 million in new investments for the Fund. This helped offset the typical (and by-design) feature of monthly/quarterly paydowns and maturities of securities
(approximately $60 million in the first quarter). About a quarter of the Fund’s holdings paydown or mature in any given year,
allowing us to frequently reinvest investor capital into areas of the fixed income market that we believe provide the best current relative value opportunities. While this continuous reinvestment had been a headwind when rates fell to historic lows during the
Federal Reserve’s near decade of zero interest-rate policy (ZIRP), it has afforded us the opportunity to increase the Fund’s forward return prospects (as shown on the YTW graph above).
Noteworthy additions included:
Non-Agency Mortgage-Backed Securities (RMBS) issued by JP
Morgan, Chase, and Sequoia. These are senior-most securities issued from a pool of super prime, jumbo loans (too large to be sold to the
Federal agencies like Freddie Mac or Fannie Mae). In our assessment, these securities have meaningful credit enhancement, shorter average lives (2-3 years based upon initial prepayment assumptions), solid cash flow characteristics (6% coupons), and superior spread metrics relative to corporate bonds of similar credit quality/maturity.
Agency Mortgage-Backed Securities (MBS)
15-year pass-through
mortgage securities backed by Fannie Mae and Freddie Mac
as well as collateralized mortgage obligations (CMOs) with
short average lives backed by Fannie Mae
.
Asset-Backed Securities (ABS) issued by Pagaya (consumer), SAFCO
(auto), and Foundation Finance (home improvement). SAFCO, or
Southern Auto Finance Company, is a new issuer for the Fund as of the first quarter of 2024. SAFCO, headquartered in Florida, specializes in auto finance for first-time buyers, people who want to build their credit, and those with hard-to-verify income, like the self-employed.
For SAFCO, the ability to pay back a loan starts with credit score but is enhanced by artificial intelligence (A.I.) and many other data points to identify creditworthiness. The Fund’s investment consists of the senior-most investment having a short average life expected to be approximately one year.
Corporate Collateralized Loan Obligations (CLOs) issued by New
Mountain Capital in the form of a rated feeder . While only a few broadly syndicated, publicly rated transactions have been issued in the capital markets, rated feeders have been in existence for a number of years and serve to provide investors access to direct lending credit funds. In the case of our investment, we partnered with New Mountain
Capital for their second broadly syndicated rated feeder transaction that priced in the first quarter. Founded in 1999, New Mountain Capital is an alternative investment manager with approximately $50 billion in assets under management (AUM). New Mountain Capital has a long-term track record of investing in “defensive growth” businesses, utilizing deep fundamental research. Established in 2008, New
Mountain Capital’s credit platform has approximately $11 billion in AUM.
Much like a CLO, rated feeder transactions invest primarily in senior secured floating rate loans and utilize tranched-out capital structures, which helps make the fund accessible to a broad range of investors depending on their risk/return objectives. Importantly, New Mountain’s general partner equity commitment in the fund will serve as the equity in the transaction, which creates a strong alignment of interest. In addition, unlike many direct lending vehicles, the New Mountain fund is unlevered, which we believe is a significant credit positive. Our
Fund participated in the senior-most security of New Mountain’s $300 million rated feeder issuance which we believe will generate favorable floating rate coupon income.
Infrastructure/Project CLOs issued by Starwood Capital. In 2018,
Starwood Property Trust acquired a vertically integrated energy infrastructure platform from General Electric for $2.5 billion and renamed it Starwood Infrastructure Finance (SIF). Since the acquisition,
SIF has invested over $3.6 billion and currently has an approximately
$2.6 billion portfolio of first-lien senior-secured loans diversified across energy infrastructure and power generation assets within the U.S. As part of its long-term financing strategy, SIF has issued three infrastructure/project finance CLOs, the latest of which priced in the first quarter. Our Fund participated in the senior-most security of Starwood’s $400 million issuance. We are pleased to partner with a high-quality sponsor like Starwood for our first infrastructure/
project finance CLO investment. We believe this serves as yet another example of our ability to source high-quality bonds in off-benchmark sectors that generate attractive coupon income and provide
diversification benefits to shareholders.
In terms of overall portfolio metrics, from December 31, 2023, to
March 31, 2024, average effective maturity increased from 3.5 to 3.6 years, and average effective duration stayed steady at 1.4 years. These measures provide a guide to the Fund’s interest rate sensitivity. A higher average effective maturity and longer average effective duration increase the Fund’s price sensitivity to changes in interest rates (either up or down). Another portfolio attribute to highlight is the Fund’s investments in floating-rate securities (mainly middle-market CLOs and CRE CLOs). As of
March 31, 2024, more than 19% of Fund assets were represented by floating-rate securities. We don’t invest based on any wager that the Fed will raise or lower short-term interest rates – as each investment is vetted based on its individual merits (relative risk/
reward) and the expected future nominal return contributions each can make to the Fund.
Top Quarterly Contributors
All segments contributed to results in the quarter. CLOs (both corporate and commercial real estate); a broad segment of ABS;
select corporate bonds issued by real-estate investment trusts; agency and RMBS; and U.S. Treasuries were the main contributors to Fund performance in the quarter.
Top Quarterly Detractors
No segment detracted from Fund performance in the quarter.
Fiscal Year Results
Fiscal year results were aided by nearly all segments – led
by the Fund’s CLOs (both middle-market and commercial real
estate), ABS, and select corporate bond investments in the
retail segment, U.S. Treasury and both agency and non-agency mortgage-backed securities. The sole fiscal year detractor was one non-agency commercial mortgage-backed security (CMBS)
investment in a single asset, single borrower (SASB) security backed by two very large convention center hotels in San
Francisco and operated as part of the Hilton lodging brand. In
June 2023, the owner, Park Hotels and Resorts, ceased making payments on the CMBS loan secured by these two hotels.
Interest payments continue to be made by the special servicer
(Wells Fargo) whose role will be to work on behalf of CMBS
investors to resolve this situation. We have been and will continue to be monitoring developments, which are minimal to date, and we will work toward the best outcome possible.

2024 Annual Report (Unaudited)

Fund Strategy
Our approach consists primarily of investing in a diversified portfolio of high-quality bonds while maintaining an overall portfolio average effective duration of 1.0 to 3.5 years. We may invest up to 15% in fixed income securities that are not considered investment grade (such as high yield and convertible bonds), and we do so when we perceive the risk/reward characteristics to be favorable.
We do not, and will not, try to mimic any index as we construct our portfolio. We believe our flexible mandate is a differentiator that allows us to navigate any environment. The last few years have reinforced our conviction about the strength of our flexible mandate. We utilize a bottom-up, research-driven approach and select portfolio assets one security at a time based on our view of opportunities in the marketplace. Our fixed income research is not dependent on, but often benefits from, the due diligence efforts our equity teammates conduct on companies and
industries.
Overall, we strive to be adequately compensated for the risks assumed while seeking to maximize investment (or reinvestment)
income and avoid making interest-rate bets, particularly ones that depend on interest rates going down.
Our goal is to (a) preserve capital, (b) maintain a strong liquidity position, (c) understand evolving risks and opportunities,
(d) conduct consistent/thorough credit surveillance, and (e)
selectively take advantage of favorable risk/reward opportunities.
We remain ready to take advantage of any further valuation
disparities that may develop and will strive to continue to earn your trust.
Definitions:
Average effective duration
provides a measure of a fund’s interest-
rate sensitivity. The longer a fund’s duration, the more sensitive the fund is to shifts in interest rates.
Average effective maturity
is the weighted average
of the maturities of a fund’s underlying bonds.
Basis point (BPS)
refers to
a unit of measurement that is equal to 1/100th of 1%, or 0.01
%. Commercial
real estate collateralized loan obligations (CRE CLOs)
are a type of asset-backed
security backed by a pool of commercial loans. Spreads are measured by
ICE BofA
which is a group of indexes that track the performance of U.S.
dollar-denominated debt issued in the U.S. domestic market.
Investment
Grade Bonds
are those securities rated at least BBB- by one or more credit ratings agencies.
Middle market
refers to smaller companies, generally
with earnings before interest, taxes, and amortization of generally less than $75 million.
Non-Investment Grade Bonds
are those securities (commonly
referred to as “high yield” or “junk” bonds) rated BB+ and below by one or more credit ratings agencies. A
Rated Feeder
is a type of a traditional
feeder fund (an investment fund that collects investor capital and invests it into a master fund) that issues both rated debt and equity. In each case, the equity provides the subordination required to support the ratings of the debt.
Yield to worst (YTW)
is the lowest potential yield that can be
received on a bond portfolio without the underlying issuers defaulting.

2024 Annual Report (Unaudited)

Growth of $10,000 Investment – 10 Year
30-Day SEC Yield
Asset Allocation
% of Net Assets
Share Class Subsidized Unsubsidized
Investor 5.05% 4.75%
Institutional 5.15 4.97
Returns
Annualized
QTD YTD 1 YR
3 YR 5 YR 10 YR 20 YR
Since
Inception
(8/1/11)
Net
Expense
Gross
Expense
WSHNX - Investor Class 1 .14% 1 .14% 5 .40% 1 .55% 2 .22% 1 .88% 2 .82% 4 .59% 0 .55% 0 .86%
WEFIX - Institutional Class 1 .16 1 .16 5 .46 1 .64 2 .31 2 .05 2 .93 4 .65 0 .45 0 .60
Bloomberg 1-3 Year U.S. Aggregate Index 0 .45 0 .45 3 .56 0 .26 1 .31 1 .27 2 .09 N /A
All data as of 3/31/2024 unless otherwise indicated. Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. All investments involve risks, including possible loss of principal. Please visit weitzinvestments.com for the most recent month-end performance.
Investment results reflect applicable fees and expenses and assume all distributions are reinvested but do not reflect the deduction of taxes an investor would pay on distributions or share redemptions. The Fund has entered into fee waiver and/or expense reimbursement arrangements with the Investment
Advisor by which the Advisor has contractually agreed to waive a portion of the Advisor’s fee and reimburse certain expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses and extraordinary expenses)
to limit the total annual fund operating expenses of the Fund’s average daily net assets through 7/31/2024. If this arrangement had not been in place, the performance results would have been lower. The net expense ratio reflects the total annual fund operating expenses of the Fund after taking into account any such fee waiver and/or expense reimbursement. Net and gross expense ratios are as of the Fund’s most recent prospectus.
See page 8 for additional performance disclosures. See page 83 for a description of all indices. See page 84 for a Glossary of Terms.
Credit ratings are assigned to underlying securities utilizing ratings from a
Nationally Recognized Statistical Rating Organization (NRSRO) such as Moody’s and Fitch, or other rating agencies and applying the following hierarchy: security is determined to be Investment Grade if it has been rated at least BBB- by one credit rating agency; once determined to be Investment Grade (BBB- and above) or Non-Investment Grade (BB+ and below) where multiple ratings are available, then the lowest rating is assigned. Mortgage-related securities issued and guaranteed by government-sponsored agencies such as Fannie Mae and
Freddie Mac are generally not rated by rating agencies. Securities that are not rated do not necessarily indicate low quality. Ratings are shown in the Fitch scale
(e.g., AAA). Ratings and portfolio credit quality may change over time. The Fund itself has not been rated by a credit rating agency.
Source (Fixed Income Attributes, Credit Quality, and Maturity Distribution):
Bloomberg Analytics
Fixed Income Attributes
Maturity Distribution
Credit Quality
Portfolio Summary
Average Maturity 3.6 years
Average Effective Maturity 3.6 years
Average Duration 2.0 years
Average Effective Duration 1.4 years
Average Coupon 4.83%
Maturity % of Portfolio
Cash Equivalents 2.2
Less than 1 year 24.6
1 - 3 Years 37.6
3 - 5 Years 12.8
5 - 7 Years 5.7
7 - 10 Years 7.9
10 Years or more 9.2
100.0
Underlying Securities % of Portfolio
U.S. Treasury 26.3
U.S. Government Agency Mortgage
Related Securities 4.7
AAA 42.5
AA 5.7
A 6.4
BBB 9.4
BB 1.1
B 0.6
Non-Rated 1.1
Cash Equivalents 2.2
100.0

2024 Annual Report (Unaudited)

ULTRA SHORT GOVERNMENT FUND
Portfolio Managers: Tom Carney, CFA & Nolan Anderson
Investment Style: Ultra-Short-Term Bond
The Ultra Short Government Fund returned +1.14% in the first quarter compared to +1.24% for the ICE BofA US 6-Month
Treasury Bill Index (6-Month Treasury). For the fiscal year ended
March 31, 2024, the Fund returned +4.94% compared to a +5.22%
return for the index.
Overview
Short-term investors (our Fund included) continued to post solid returns in the first quarter as the Federal Reserve has been in pause mode on its two-year campaign to slow inflation by raising the fed funds rate, and by extension all short-term-oriented investments. Nominal short-term returns remain high by 17-year standards, a long-enough period for investors to appreciate
returns available in money market funds, CDs, and funds like our Ultra Short Government fund. The market’s attention has
now turned to when the Fed will begin cutting short-term rates.
Predictions as to when that may happen continue to get pushed further out in 2024 (or beyond) as inflation, while down from a year ago, has remained ‘sticky’ and above the Fed’s long-term goal of 2%.
The Fed’s monetary policy decisions (e.g., changes in short-term interest rates) will continue to affect all investments within our opportunity set. As a result, our yield and return will invariably follow the path dictated by the Fed’s monetary policy, as we frequently reinvest maturities with holdings that mature in a short period of time. As of March 31, 2024, 96.1% of our portfolio was invested in U.S. Treasury notes, 0.9% in investment-grade asset-backed securities, and 3.0% in cash and cash equivalents.
The average effective duration declined to 0.3 years at March 31,
2024, from 0.5 years at December 31, 2023. The Fund’s 30-day yield increased approximately 13 basis points during the quarter to 5.05% as of March 31.
Under normal market conditions, the Fund will invest at least
80% of its net assets in obligations issued or guaranteed by the U.S. government and its government-related entities. The balance of Fund assets may be invested in U.S. investment-grade debt securities. For the past year we have thought it prudent to maintain a higher exposure to U.S. Treasury notes for quality and liquidity purposes. Given today’s high nominal interest rate environment, by historic standards, we would expect to continue to keep U.S. Treasury weightings well above the Fund’s 80%
minimum threshold.
The Fund will maintain an average effective duration of one year or less. Duration is a measure of how sensitive the portfolio may be to changes in interest rates. All else being equal, a lower-
duration bond portfolio is less sensitive to changes in interest rates than a bond portfolio with a higher duration. Over time, this shorter-term focus (duration of less than one year) is intended to generate higher total returns than cash or money market funds, while also taking less interest rate risk than a bond portfolio with a higher duration.
Definitions: 30-Day SEC Yield represents net investment income earned by a fund over a 30-day period, expressed as an annual percentage rate based on the Fund’s share price at the end of the 30-day period.
Subsidized yield reflects fee waivers and/or expense reimbursements during the period. Without such fee waivers and/or expense
reimbursements, if any; yields would have been lower. Unsubsidized yield does not adjust for any fee waivers and/or expense reimbursement in effect. Average effective duration provides a measure of a fund’s interest-rate sensitivity. The longer a fund’s duration, the more sensitive the fund is to shifts in interest rates. Investment Grade Bonds are those securities rated at least BBB- by one or more credit ratings agencies.
Non-Investment Grade Bonds are those securities (commonly referred to as “high yield” or “junk” bonds) rated BB+ and below by one or more credit ratings agencies.

2024 Annual Report (Unaudited)

Growth of $10,000 Investment – 10 Year
30-Day SEC Yield
Asset Allocation
% of Net Assets
Share Class Subsidized Unsubsidized
5.05% 4.79%
Returns
Annualized
QTD YTD 1 YR
3 YR 5 YR 10 YR 20 YR
Since
Inception
(8/1/91)
Net
Expense
Gross
Expense
SAFEX 1 .14% 1 .14% 4 .94% 2 .43% 2 .00% 1 .34% 1 .40% 2 .31% 0 .33% 0 .64%
ICE BofA U.S. 6-Month Treasury Bill Index 1 .24 1 .24 5 .22 2 .57 2 .14 1 .52 1 .73 2 .81
All data as of 3/31/2024 unless otherwise indicated. Data quoted is past performance and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. All investments involve risks, including possible loss of principal. Please visit weitzinvestments.com for the most recent month-end performance.
Investment results reflect applicable fees and expenses and assume all distributions are reinvested but do not reflect the deduction of taxes an investor would pay on distributions or share redemptions. The Fund has entered into fee waiver and/or expense reimbursement arrangements with the Investment
Advisor by which the Advisor has contractually agreed to waive a portion of the Advisor’s fee and reimburse certain expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses and extraordinary expenses)
to limit the total annual fund operating expenses of the Fund’s average daily net assets through 07/31/2024. If this arrangement had not been in place, the performance result would have been lower. The net expense ratio reflects the total annual fund operating expenses of the Fund after taking into account any such fee waiver and/or expense reimbursement. Net and gross expense ratios are as of the Fund’s most recent prospectus.
See page 8 for additional performance disclosures. See page 83 for a description of all indices. See page 84 for a Glossary of Terms.
Credit ratings are assigned to underlying securities utilizing ratings from a
Nationally Recognized Statistical Rating Organization (NRSRO) such as Moody’s and Fitch, or other rating agencies and applying the following hierarchy: security is determined to be Investment Grade if it has been rated at least BBB- by one credit rating agency; once determined to be Investment Grade (BBB- and above)
or Non-Investment Grade (BB+ and below) where multiple ratings are available, then the lowest rating is assigned. Ratings are shown in the Fitch scale (e.g.,
AAA). Ratings and portfolio credit quality may change over time. The Fund itself has not been rated by a credit rating agency.
Source (Fixed Income Attributes, Credit Quality, and Maturity Distribution):
Bloomberg Analytics
Fixed Income Attributes
Maturity Distribution
Credit Quality
Portfolio Summary
Average Maturity 0.3 years
Average Effective Maturity 0.3 years
Average Duration 0.3 years
Average Effective Duration 0.3 years
Average Coupon 2.90%
Maturity % of Portfolio
Cash Equivalents 3.0
Less than 1 year 97.0
100.0
Underlying Securities % of Portfolio
U.S. Treasury 96 . 1
AAA 0.8
AA 0.1
A 0.0
Cash Equivalents 3 . 0
100.0

2024 Annual Report

Conservative Allocation Fund
Schedule of Investments
March 31, 2024
The accompanying notes form an integral part of these financial statements.
Common Stocks - 43.9% a
Financials
% of Net
Assets Shares $ Value
Transaction & Payment Processing Services 5.4
Mastercard, Inc. - Class A 10,500 5,056,485
Visa, Inc. - Class A 17,000 4,744,360
Fidelity National Information Services, Inc. 40,000 2,967,200
a
Multi-Sector Holdings 2.7
Berkshire Hathaway, Inc. - Class B
(a)
15,000 6,307,800
a
Insurance Brokers 2.1
Aon plc - Class A 15,000 5,005,800
a
Diversified Banks 1.5
JPMorgan Chase & Co. 17,500 3,505,250
a
Financial Exchanges & Data 1.4
S&P Global, Inc. 7,500 3,190,875
a
13.1 30,777,770
Information Technology
Semiconductor Materials & Equipment 4.1
Analog Devices, Inc. 25,000 4,944,750
Microchip Technology, Inc. 30,000 2,691,300
Texas Instruments, Inc. 11,301 1,968,747
a
Systems Software 3.4
Microsoft Corp. 10,000 4,207,200
Oracle Corp. 30,000 3,768,300
a
IT Consulting & Other Services 1.8
Accenture plc - Class A
(b)
12,000 4,159,320
a
Application Software 1.4
Roper Technologies, Inc. 6,000 3,365,040
a
10.7 25,104,657
Health Care
Life Sciences Tools & Services 4.4
Danaher Corp. 21,000 5,244,119
Thermo Fisher Scientific, Inc. 8,750 5,085,588
a
Health Care Services 1.4
Laboratory Corp. of America Holdings 15,000 3,276,900
a
5.8 13,606,607
Materials
Construction Materials 3.9
Vulcan Materials Co. 17,000 4,639,640
Martin Marietta Materials, Inc. 7,500 4,604,550
a
Industrial Gases 1.2
Linde plc 6,000 2,785,920
a
5.1 12,030,110
a
Industrials
% of Net
Assets Shares $ Value
Industrial Machinery & Supplies &
Components 2.5
Fortive Corp. 35,000 3,010,700
IDEX Corp. 12,000 2,928,240
a
Environmental & Facilities Services 1.2
Veralto Corp. 32,500 2,881,450
a
Industrial Conglomerates 0.9
Honeywell International, Inc. 9,500 1,949,875
a
4.6 10,770,265
Communication Services
Cable & Satellite 1.8
Comcast Corp. - Class A 55,000 2,384,250
Charter Communications, Inc. - Class A
(a)
6,500 1,889,095
a
Interactive Media & Services 1.3
Alphabet, Inc. - Class C
(a)
20,000 3,045,200
a
3.1 7,318,545
Consumer Staples
Distillers & Vintners 1.5
Diageo plc - ADR
(b)
24,000 3,569,760
a
Total Common Stocks (Cost $51,208,511) 103,177,714
Corporate Bonds - 0.7% a
a a
$ Principal
Amount $ Value a
a
AutoZone, Inc.
3.63% 4/15/25 500,000 490,980
Brown & Brown, Inc
4.2% 9/15/24 390,000 387,294
JPMorgan Chase & Co.
3.84% 6/14/25 Floating Rate (SOFR + 98) 200,000 199,137
U.S. Bancorp
2.4% 7/30/24 500,000 494,762
a
Total Corporate Bonds (Cost $1,587,567) 1,572,173
Corporate Convertible Bonds - 0.8% a
a
Redwood Trust, Inc.
5.63% 7/15/24 (Cost $1,985,629) 2,000,000 2,012,403
Asset-Backed Securities - 7.3% a
a
Automobile
AmeriCredit Automobile Receivables Trust (AMCAR)
Series 2020-2 Class D –2.13% 3/18/26 595,000 581,162
ARI Fleet Lease Trust (ARIFL)
Series 2022-A Class A2 –3.12% 1/15/31
(c)
27,522 27,349
Series 2023-B Class A2 –6.05% 7/15/32
(c)
150,000 151,028

2024 Annual Report

The accompanying notes form an integral part of these financial statements.
a
a a
$ Principal
Amount $ Value a
a
Series 2024-A Class A2 –5.3% 11/15/32
(c)
85,000 84,862
BOF URSA VI Funding Trust I (BOF)
Series 2023-CAR1 Class A2 –5.54% 10/27/31
(c)
90,086 89,665
Series 2023-CAR2 Class A2 –5.54% 10/27/31
(c)
209,411 208,611
CarMax Auto Owner Trust (CARMX)
Series 2020-3 Class D –2.53% 1/15/27 360,000 356,146
Series 2021-3 Class C –1.25% 5/17/27 380,000 356,407
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(c)
167,929 164,316
Chesapeake Funding II LLC (CFII)
Series 2021-1A Class A1 –0.47% 4/15/33
(c)
102,657 100,541
Series 2023-1A Class A1 –5.65% 5/15/35
(c)
386,532 387,098
Series 2023-2A Class A1 –6.16% 10/15/35
(c)
133,619 134,496
Enterprise Fleet Financing LLC (EFF)
Series 2023-1 Class A2 –5.51% 1/22/29
(c)
212,155 212,044
Series 2023-2 Class A2 –5.56% 4/22/30
(c)
384,838 385,400
Series 2023-3 Class A2 –6.4% 3/20/30
(c)
600,000 609,497
Series 2024-1 Class A2 –5.23% 3/20/30
(c)
180,000 179,810
Flagship Credit Auto Trust (FCAT)
Series 2020-4 Class C –1.28% 2/16/27
(c)
160,897 158,140
Foursight Capital Automobile Receivables Trust (FCRT)
Series 2022-2 Class A2 –4.49% 3/16/26
(c)
22,240 22,225
JPMorgan Chase Auto Credit Linked Note (CACLN)
Series 2021-1 Class A2 –0.88% 9/25/28
(c)
47,424 46,926
Series 2021-2 Class A4 –0.89% 12/26/28
(c)
53,684 52,738
LAD Auto Receivables Trust (LADAR)
Series 2021-1A Class A –1.3% 8/17/26
(c)
74,147 73,591
Series 2022-1A Class A –5.21% 6/15/27
(c)
251,166 250,551
Series 2023-1A Class A2 –5.68% 10/15/26
(c)
120,235 120,176
Series 2023-2A Class A2 –5.93% 6/15/27
(c)
251,202 251,483
Series 2023-4A Class A3 –6.1% 12/15/27
(c)
225,000 226,752
Merchants Fleet Funding LLC (MFF)
Series 2023-1A Class A –7.21% 5/20/36
(c)
460,000 463,112
OneMain Direct Auto Receivables Trust (ODART)
Series 2021-1A Class A –0.87% 7/14/28
(c)
354,812 342,252
Series 2022-1A Class C –1.42% 7/14/28
(c)
447,000 410,357
Santander Drive Auto Receivables Trust (SDART)
Series 2020-2 Class D –2.22% 9/15/26 81,183 80,692
SFS Auto Receivables Securitization Trust (SFS)
Series 2023-1A Class A2A –5.89% 3/22/27
(c)
71,974 72,101
Wheels Fleet Lease Funding LLC (WFLF)
Series 2023-2A Class A –6.46% 8/18/38
(c)
700,000 705,833
a
7,305,361
a
Collateralized Loan Obligations
ABPCI Direct Lending Fund CLO X LP (ABPCI)
Series 2020-10A Class A –7.53% 1/20/32 Floating Rate
(TSFR3M + 221)
(b) (c) (d)
500,000 500,763
Audax Senior Debt CLO 6 LLC (AUDAX)
Series 2021-6A Class A1 –7.08% 10/20/33 Floating Rate
(TSFR3M + 176)
(c) (d)
500,000 500,232
BlackRock Rainier CLO VI Ltd. (BLKMM)
Series 2021-6A Class A –7.28% 4/20/33 Floating Rate
(TSFR3M + 196)
(b) (c) (d)
500,000 500,288
Cerberus Loan Funding LP (CERB)
Series 2020-1A Class A –7.43% 10/15/31 Floating Rate
(TSFR3M + 211)
(b) (c) (d)
189,541 190,061
Series 2021-6A Class A –6.98% 11/22/33 Floating Rate
(TSFR3M + 166)
(b) (c) (d)
18,755 18,801
a
a a
$ Principal
Amount $ Value a
a
Churchill Middle Market CLO III Ltd. (CHMML)
Series 2021-1A Class A1 –7.08% 10/24/33 Floating Rate
(US0003M + 150)
(b) (c) (d)
250,000 250,122
Fortress Credit Opportunities XV CLO Ltd. (FCO)
Series 2021-15A Class A2 –7.14% 4/25/33 Floating Rate
(TSFR3M + 181)
(b) (c) (d)
500,000 500,325
Golub Capital Partners CLO 54M LP (GOCAP)
Series 2021-54A Class A2 –7.06% 8/5/33 Floating Rate
(TSFR3M + 179)
(b) (c) (d)
500,000 499,965
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class A1 –7.09% 9/14/33 Floating Rate
(TSFR3M + 176)
(b) (c) (d)
500,000 500,246
Palmer Square Loan Funding Ltd. (PSTAT)
Series 2021-1A Class A2 –6.83% 4/20/29 Floating Rate
(TSFR3M + 151)
(b) (c) (d)
500,000 500,363
a
3,961,166
a
Consumer & Specialty Finance
Foundation Finance Trust (FFIN)
Series 2021-2A Class A –2.19% 1/15/42
(c)
113,367 104,338
Series 2023-2A Class A –6.53% 6/15/49
(c)
199,431 203,070
Series 2024-1A Class A –5.5% 12/15/49
(c)
160,000 159,931
Lendingpoint Asset Securitization Trust (LDPT)
Series 2022-C Class A –6.56% 2/15/30
(c)
83,912 83,884
Marlette Funding Trust (MFT)
Series 2023-1A Class A –6.07% 4/15/33
(c)
72,136 72,149
Series 2023-3A Class A –6.49% 9/15/33
(c)
117,490 117,653
Octane Receivables Trust (OCTL)
Series 2021-1A Class A5 –0.93% 3/22/27
(c)
11,055 10,933
Series 2021-2A Class A –1.21% 9/20/28
(c)
51,845 50,695
Series 2022-1A Class A2 –4.18% 3/20/28
(c)
96,820 96,050
Series 2022-2A Class A –5.11% 2/22/28
(c)
94,326 93,932
Upstart Securitization Trust (UPST)
Series 2021-5 Class A –1.31% 11/20/31
(c)
3,271 3,262
a
995,897
a
Equipment
Amur Equipment Finance Receivables IX LLC (AXIS)
Series 2021-1A Class A2 –0.75% 11/20/26
(c)
38,832 38,609
Amur Equipment Finance Receivables XI LLC (AXIS)
Series 2022-2A Class A2 –5.3% 6/21/28
(c)
96,982 96,787
Amur Equipment Finance Receivables XII LLC (AXIS)
Series 2023-1A Class A2 –6.09% 12/20/29
(c)
226,658 228,154
Amur Equipment Finance Receivables XIII LLC (AXIS)
Series 2024-1A Class A2 –5.38% 1/21/31
(c)
170,000 170,120
Dell Equipment Finance Trust (DEFT)
Series 2023-2 Class A2 –5.84% 1/22/29
(c)
191,675 191,856
Series 2023-3 Class A2 –6.1% 4/23/29
(c)
150,000 150,520
Dext ABS LLC (DEXT)
Series 2023-2 Class A2 –6.56% 5/15/34
(c)
640,820 642,988
DLLST LLC (DLLST)
Series 2024-1A Class A3 –5.05% 8/20/27
(c)
110,000 109,558
Granite Park Equipment Leasing LLC (SCFGP)
Series 2023-1A Class A2 –6.51% 5/20/30
(c)
350,000 352,251
GreatAmerica Leasing Receivables Funding LLC (GALC)
Series 2021-1 Class B –0.72% 12/15/26
(c)
500,000 481,501
HPEFS Equipment Trust (HPEFS)
Series 2023-1A Class A2 –5.43% 8/20/25
(c)
367,523 367,155
MMAF Equipment Finance LLC (MMAF)
Series 2022-B Class A2 –5.57% 9/9/25
(c)
21,904 21,902

2024 Annual Report

The accompanying notes form an integral part of these financial statements.
Conservative Allocation Fund
(Continued)
Schedule of Investments
March 31, 2024
a
a a
$ Principal
Amount $ Value a
a
Series 2022-B Class A3 –5.61% 7/10/28
(c)
250,000 250,006
Series 2023-A Class A2 –5.79% 11/13/26
(c)
167,889 168,203
SCF Equipment Leasing LLC (SCFET)
Series 2022-2A Class A2 –6.24% 7/20/28
(c)
41,899 41,925
Series 2022-2A Class A3 –6.5% 10/21/30
(c)
250,000 252,611
SCF Equipment Trust LLC (SCFET)
Series 2023-1A Class A2 –6.56% 1/22/30
(c)
1,000,000 1,008,944
a
4,573,090
a
Other
Verizon Master Trust (VZMT)
Series 2023-7 Class A1A –5.67% 11/20/29 465,000 473,254
a
Total Asset-Backed Securities (Cost $17,270,567) 17,308,768
Commercial Mortgage-Backed Securities - 2.5% a
a
AREIT LLC (AREIT)
Series 2023-CRE8 Class AS –8.2% 8/17/41 Floating
Rate (TSFR1M + 287)
(b) (c)
500,000 501,661
AREIT Trust (AREIT)
Series 2021-CRE5 Class A –6.52% 11/17/38 Floating
Rate (TSFR1M + 119)
(b) (c)
332,176 329,901
CLNC Ltd. (CLNC)
Series 2019-FL1 Class AS –6.99% 8/20/35 Floating
Rate (TSFR1M + 166)
(b) (c)
497,957 491,951
FS Rialto Issuer LLC (FSRI)
Series 2022-FL5 Class A –7.63% 6/19/37 Floating Rate
(TSFR1M + 230)
(c)
500,000 500,621
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A –6.69% 7/16/35 Floating Rate
(TSFR1M + 136)
(b) (c)
271,505 257,799
HERA Commercial Mortgage Ltd. (HCM)
Series 2021-FL1 Class A –6.49% 2/18/38 Floating Rate
(TSFR1M + 116)
(b) (c)
371,105 366,093
HGI CRE CLO Ltd. (HGI)
Series 2021-FL1 Class A4 –6.49% 6/16/36 Floating Rate
(TSFR1M + 116)
(b) (c)
89,643 89,367
Series 2021-FL1 Class AS –6.84% 6/16/36 Floating Rate
(TSFR1M + 151)
(b) (c)
500,000 492,497
Series 2021-FL2 Class A4 –6.44% 9/17/36 Floating Rate
(TSFR1M + 111)
(b) (c)
137,050 136,039
HIG RCP LLC (HIG)
Series 2023-FL1 Class A –7.6% 9/19/38 Floating Rate
(TSFR1M + 227)
(c)
500,000 500,872
KREF Ltd. (KREF)
Series 2021-FL2 Class A4 –6.51% 2/15/39 Floating Rate
(TSFR1M + 118)
(b) (c)
500,000 488,211
Series 2022-FL3 Class A –6.78% 2/17/39 Floating Rate
(TSFR1M + 145)
(b) (c)
500,000 496,875
LoanCore Issuer Ltd. (LNCR)
Series 2021-CRE5 Class A –6.74% 7/15/36 Floating
Rate (TSFR1M + 141)
(b) (c)
328,525 327,101
PFP Ltd. (PFP)
Series 2022-9 Class A –7.6% 8/19/35 Floating Rate
(TSFR1M + 227)
(b) (c)
250,000 250,938
STWD Ltd. (STWD)
Series 2022-FL3 Class A –6.67% 11/15/38 Floating Rate
(SOFR30A + 135)
(b) (c)
500,000 491,666
a
a a
$ Principal
Amount $ Value a
a
VMC Finance LLC (VMC)
Series 2021-FL4 Class A –6.54% 6/16/36 Floating Rate
(TSFR1M + 121)
(c)
98,967 97,140
a
Total Commercial Mortgage-Backed Securities (Cost $5,834,579) 5,818,732
Mortgage-Backed Securities - 4.5% a
a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 3649 Class A –4% 3/15/25 2,026 2,008
a
Pass-Through Securities
Pool# J14649 – 3.5% 4/1/26 7,599 7,426
Pool# E02948 – 3.5% 7/1/26 16,748 16,327
Pool# J16663 – 3.5% 9/1/26 11,655 11,418
Pool# ZS8692 – 2.5% 4/1/33 115,038 105,831
Pool# SB8257 – 5.5% 9/1/38 1,201,685 1,211,566
Pool# SB8287 – 5% 3/1/39 986,914 985,642
2,340,218
a
Federal National Mortgage Association
Pass-Through Securities
Pool# 995755 – 4.5% 5/1/24 21 21
Pool# AB1769 – 3% 11/1/25 5,500 5,337
Pool# AB3902 – 3% 11/1/26 19,443 18,911
Pool# AK3264 – 3% 2/1/27 16,526 16,043
Pool# AB6291 – 3% 9/1/27 100,858 97,566
Pool# MA3189 – 2.5% 11/1/27 83,265 79,891
Pool# MA3791 – 2.5% 9/1/29 205,099 194,225
Pool# BM5708 – 3% 12/1/29 96,688 93,359
Pool# AS7701 – 2.5% 8/1/31 577,007 539,792
Pool# MA3540 – 3.5% 12/1/33 67,155 64,497
Pool# MA5311 – 5% 3/1/39 744,497 743,538
1,853,180
a
Government National Mortgage Association
Pass-Through Securities
Pool# 5255 – 3% 12/20/26 18,653 18,147
a
Non-Government Agency
Collateralized Mortgage Obligations
Chase Home Lending Mortgage Trust (CHLMT)
Series 2024-1 Class A4A –6% 1/25/55
(c) (d)
974,236 966,947
Series 2024-2 Class A4A –6% 2/25/55
(c) (d)
625,114 623,052
Flagstar Mortgage Trust (FSMT)
Series 2021-7 Class B –2.5% 8/25/51
(c) (d)
379,545 330,946
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2022-PJ1 Class AB –2.5% 5/28/52
(c) (d)
420,897 364,237
JPMorgan Mortgage Trust (JPMMT)
Series 2014-5 Class B –2.74% 10/25/29
(c) (d)
36,325 34,767
Series 2016-3 Class A –2.97% 10/25/46
(c) (d)
119,454 110,366
Series 2017-3 Class A –2.5% 8/25/47
(c) (d)
154,553 133,936
Series 2020-7 Class A –3% 1/25/51
(c) (d)
20,629 20,198
Series 2020-8 Class A –3% 3/25/51
(c) (d)
59,185 56,745
Series 2021-6 Class B –2.5% 10/25/51
(c) (d)
494,855 434,371
Series 2021-8 Class B –2.5% 12/25/51
(c) (d)
362,920 317,483

2024 Annual Report

The accompanying notes form an integral part of these financial statements.
a
a a
$ Principal
Amount $ Value a
a
Series 2022-2 Class A4A –2.5% 8/25/52
(c) (d)
293,959 253,761
Series 2023-6 Class A4A –5.5% 12/26/53
(c) (d)
651,198 642,550
Series 2024-2 Class A6A –6% 8/25/54
(c) (d)
723,517 719,553
JPMorgan Wealth Management (JPMWM)
Series 2020-ATR1 Class A –3% 2/25/50
(c) (d)
12,118 11,997
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 –2.5% 7/25/51
(c) (d)
341,927 299,407
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A –4.5% 8/25/49
(c) (d)
18,687 18,387
Series 2020-3 Class A –3% 4/25/50
(c) (d)
29,773 28,646
Series 2023-3 Class A4 –6% 9/25/53
(c) (d)
444,882 444,197
Series 2024-3 Class A4 –6% 4/25/54
(c) (d)
500,000 497,141
6,308,687
a
Total Mortgage-Backed Securities (Cost $10,920,791) 10,520,232
U.S. Treasuries - 32.8% a
a
U.S. Treasury Notes
2% 4/30/24 2,000,000 1,994,611
2.5% 5/31/24 1,000,000 995,408
3% 6/30/24 2,000,000 1,988,325
0.38% 9/15/24 2,000,000 1,956,567
4.25% 9/30/24 2,000,000 1,990,029
2.25% 10/31/24 2,000,000 1,966,188
1.13% 1/15/25 2,000,000 1,938,785
1.38% 1/31/25 2,000,000 1,939,453
2% 2/15/25 2,000,000 1,946,919
2.63% 3/31/25 2,000,000 1,953,744
2.75% 5/15/25 3,000,000 2,927,930
0.25% 6/30/25 2,000,000 1,888,437
0.25% 7/31/25 2,000,000 1,881,875
3.13% 8/15/25 2,000,000 1,954,727
2.75% 8/31/25 2,000,000 1,943,086
3.5% 9/15/25 2,000,000 1,962,969
3% 10/31/25 2,000,000 1,946,016
2.25% 11/15/25 2,000,000 1,921,484
0.38% 11/30/25 2,000,000 1,861,016
0.38% 1/31/26 1,000,000 924,726
4% 2/15/26 2,000,000 1,975,469
2.38% 4/30/26 2,000,000 1,911,719
0.75% 5/31/26 2,000,000 1,842,891
1.5% 8/15/26 2,000,000 1,864,219
4.63% 9/15/26 2,000,000 2,004,687
1.63% 10/31/26 4,000,000 3,723,906
2% 11/15/26 3,000,000 2,816,836
1.88% 2/28/27 2,000,000 1,861,250
2.38% 5/15/27 2,000,000 1,882,383
0.5% 8/31/27 2,000,000 1,757,305
4.13% 9/30/27 2,000,000 1,984,844
4.13% 10/31/27 2,000,000 1,984,531
2.25% 11/15/27 2,000,000 1,860,742
3.5% 1/31/28 2,000,000 1,941,875
4% 2/29/28 2,000,000 1,976,953
3.5% 4/30/28 2,000,000 1,940,469
4.13% 7/31/28 2,000,000 1,987,852
4.63% 9/30/28 2,000,000 2,029,062
2.88% 4/30/29 1,000,000 938,184
a
a a
$ Principal
Amount $ Value a
a
4% 10/31/29 1,000,000 988,398
a
Total U.S. Treasuries (Cost $78,893,525) 77,155,870
Cash Equivalents - 7.2% a
a
U.S. Treasury Bills, 5.10% to 5.23%, 4/30/24
to 7/16/24
(e)
13,000,000 12,874,530
JPMorgan U.S. Government Money Market
Fund - Institutional Class 5.16%
(f)
4,137,971 4,137,971
a
Total Cash Equivalents (Cost $17,012,570) 17,012,501
Total Investments in Securities (Cost $184,713,739) 234,578,393
Other Assets Less Other Liabilities -  0.3% 666,469
Net Assets - 100% 235,244,862
Net Asset Value Per Share - Investor Class 17.23
Net Asset Value Per Share - Institutional Class 17.27
(a)
Non-income producing.
(b)
Foreign domiciled entity.
(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d)
The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(e)
Interest rates presented represent the effective yield at March 31, 2024.
(f)
Rate presented represents the 7 day average yield at March 31, 2024.

2024 Annual Report

Core Plus Income Fund
Schedule of Investments
March 31, 2024
The accompanying notes form an integral part of these financial statements.
Corporate Bonds - 12.2% a
a a
$ Principal
Amount $ Value a
Abercrombie & Fitch Management Co.
8.75% 7/15/25
(a)
1,428,000 1,446,517
Aircastle, Ltd.
5.25% 8/11/25
(a) (b)
5,171,000 5,127,372
Ally Financial, Inc.
8% 11/1/31 2,000,000 2,229,799
American Airlines Group, Inc.
3.75% 3/1/25
(a)
1,000,000 973,088
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.5% 4/20/26
(a) (b)
2,475,000 2,459,692
5.75% 4/20/29
(a) (b)
1,000,000 983,750
Antares Holdings, LP
7.95% 8/11/28
(a)
3,000,000 3,120,203
Apollo Debt Solutions BDC
6.9% 4/13/29
(a)
500,000 505,114
Ares Capital Corp.
2.88% 6/15/28 1,000,000 891,735
Ashtead Capital, Inc.
4.38% 8/15/27
(a)
1,000,000 959,912
4% 5/1/28
(a)
1,070,000 1,005,861
2.45% 8/12/31
(a)
500,000 406,351
5.55% 5/30/33
(a)
250,000 246,028
5.95% 10/15/33
(a)
1,000,000 1,011,760
AT&T, Inc.
6.8% 5/15/36 713,000 792,129
Axalta Coating Systems LLC
3.38% 2/15/29
(a)
624,000 558,961
Barings BDC, Inc.
7% 2/15/29 7,000,000 6,949,375
Bath & Body Works, Inc.
6.95% 3/1/33 3,675,000 3,666,536
6.88% 11/1/35 301,000 308,024
6.75% 7/1/36 2,756,000 2,785,795
Berkshire Hathaway Finance Corp.
4.25% 1/15/49 500,000 447,332
Blue Owl Credit Income Corp.
7.75% 1/15/29
(a)
5,000,000 5,153,618
Broadcom, Inc.
3.42% 4/15/33
(a)
350,000 303,529
3.14% 11/15/35
(a)
1,014,000 819,594
Cantor Fitzgerald LP
4.5% 4/14/27
(a)
1,500,000 1,430,110
7.2% 12/12/28
(a)
1,000,000 1,035,178
Carlisle Cos., Inc.
3.5% 12/1/24 532,000 523,725
3.75% 12/1/27 500,000 476,812
CDW LLC / CDW Finance Corp.
4.25% 4/1/28 4,000,000 3,832,241
3.28% 12/1/28 1,000,000 913,315
Charles Schwab Corp. (The)
1.95% 12/1/31 5,000,000 4,020,985
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.2% 3/15/28 650,000 612,943
Choice Hotels International, Inc.
3.7% 1/15/31 250,000 219,270
Cinemark USA, Inc.
5.88% 3/15/26
(a)
500,000 494,019
5.25% 7/15/28^
(a)
3,000,000 2,842,824
Compass Group Diversified Holdings LLC
5.25% 4/15/29
(a)
2,581,000 2,455,028
a
a a
$ Principal
Amount $ Value a
Concentrix Corp.
6.6% 8/2/28 3,165,000 3,203,044
6.85% 8/2/33 4,812,000 4,786,075
CoStar Group, Inc.
2.8% 7/15/30
(a)
5,846,000 4,989,109
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.5% 10/20/25
(a) (b)
323,750 320,521
4.75% 10/20/28
(a)
1,100,000 1,076,228
Devon Energy Corp.
5.25% 10/15/27 325,000 325,473
4.5% 1/15/30 920,000 887,396
Diamondback Energy, Inc.
3.25% 12/1/26 75,000 71,919
3.5% 12/1/29 100,000 92,542
Dick's Sporting Goods, Inc.
3.15% 1/15/32 1,700,000 1,451,071
Dow Chemical Co. (The)
4.25% 10/1/34 1,052,000 970,370
Drax Finco PLC
6.63% 11/1/25
(a) (b)
1,000,000 993,040
Element Fleet Management Corp.
3.85% 6/15/25
(a) (b)
1,000,000 976,704
Energy Transfer LP
2.9% 5/15/25 500,000 485,440
6% 2/1/29
(a)
1,000,000 1,009,521
7.38% 2/1/31
(a)
900,000 942,138
Enterprise Products Operating LLC
4.45% 2/15/43 990,000 883,827
EPR Properties (EPR)
4.75% 12/15/26 1,250,000 1,210,589
4.5% 6/1/27 3,330,000 3,170,686
4.95% 4/15/28 3,830,000 3,648,317
3.6% 11/15/31 350,000 292,764
Essential Properties LP
2.95% 7/15/31 11,081,000 9,010,807
Expedia Group, Inc.
3.8% 2/15/28 484,000 460,583
3.25% 2/15/30 90,000 81,043
Gap, Inc. (The)
3.88% 10/1/31
(a)
106,000 89,774
Gartner, Inc.
3.75% 10/1/30
(a)
5,000,000 4,480,896
HEICO Corp.
5.25% 8/1/28 3,000,000 3,019,608
5.35% 8/1/33 1,000,000 1,003,806
Hercules Capital, Inc.
2.63% 9/16/26 1,000,000 909,139
Highwoods Realty LP
3.88% 3/1/27 750,000 706,505
3.05% 2/15/30 1,600,000 1,351,579
2.6% 2/1/31 500,000 395,676
Host Hotels & Resorts LP
Series H 3.38% 12/15/29 612,000 545,507
Indiana Bell Telephone Co., Inc.
7.3% 8/15/26 535,000 554,579
Ingersoll Rand, Inc.
5.4% 8/14/28 1,000,000 1,013,953
International Flavors & Fragrances, Inc. (IFF)
4.45% 9/26/28 1,662,000 1,609,756
5% 9/26/48 1,500,000 1,283,849

2024 Annual Report

The accompanying notes form an integral part of these financial statements.
a
a a
$ Principal
Amount $ Value a
Kilroy Realty, LP
2.65% 11/15/33 280,000 207,673
Kite Realty Group Trust (KRG)
4.75% 9/15/30 2,315,000 2,217,377
Lennar Corp.
4.75% 5/30/25 622,000 616,821
LKQ Corp.
6.25% 6/15/33 5,000,000 5,210,496
LPL Holdings, Inc.
6.75% 11/17/28 3,000,000 3,143,415
LXP Industrial Trust
6.75% 11/15/28 3,000,000 3,129,715
2.7% 9/15/30 500,000 418,497
Markel Group, Inc.
3.5% 11/1/27 550,000 520,335
Marriott International, Inc.
Series HH 2.85% 4/15/31 500,000 431,470
Masonite International Corp.
5.38% 2/1/28
(a) (b)
646,000 647,345
3.5% 2/15/30
(a) (b)
200,000 177,134
MasTec, Inc.
4.5% 8/15/28
(a)
3,881,000 3,693,529
Micron Technology, Inc.
4.19% 2/15/27 500,000 487,391
Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets Ltd.
6.5% 6/20/27
(a)
1,173,250 1,180,649
MPLX LP
4.88% 6/1/25 190,000 188,469
4% 3/15/28 85,000 81,877
4.8% 2/15/29 250,000 247,054
4.7% 4/15/48 551,000 470,357
OneMain Finance Corp.
3.88% 9/15/28 1,994,000 1,780,813
5.38% 11/15/29 3,303,000 3,108,197
Oracle Corp.
4.13% 5/15/45 1,000,000 807,829
3.6% 4/1/50 470,000 339,833
Owl Rock Core Income Corp.
5.5% 3/21/25 11,807,000 11,728,308
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.35% 1/12/27
(a)
250,000 250,306
6.05% 8/1/28
(a)
2,000,000 2,059,063
Phillips Edison Grocery Center Operating Partnership I LP
2.63% 11/15/31 4,100,000 3,338,815
Physicians Realty LP
4.3% 3/15/27 1,271,000 1,242,425
2.63% 11/1/31 7,577,000 6,248,127
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29 798,000 732,646
4.3% 1/31/43 75,000 61,102
Polaris, Inc.
6.95% 3/15/29 1,000,000 1,064,522
Realty Income Corp.
4% 7/15/29 2,000,000 1,901,593
4.85% 3/15/30 1,000,000 989,027
RELX Capital, Inc.
4% 3/18/29 500,000 480,007
4.75% 5/20/32 250,000 247,709
Retail Opportunity Investments Partnership LP
6.75% 10/15/28 3,445,000 3,570,185
a
a a
$ Principal
Amount $ Value a
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
3.88% 3/1/31
(a)
200,000 174,431
4% 10/15/33
(a)
1,450,000 1,229,703
STORE Capital Corp.
4.5% 3/15/28 503,000 477,600
4.63% 3/15/29 9,563,000 9,020,654
2.7% 12/1/31 1,250,000 984,536
Take-Two Interactive Software, Inc.
3.7% 4/14/27 1,000,000 959,632
Tempur Sealy International, Inc.
4% 4/15/29
(a)
400,000 363,366
3.88% 10/15/31
(a)
1,500,000 1,275,279
T-Mobile USA, Inc.
2.63% 4/15/26 250,000 237,631
3.38% 4/15/29 4,000,000 3,702,542
Twilio, Inc.
3.88% 3/15/31 300,000 262,170
United Wholesale Mortgage LLC
5.75% 6/15/27
(a)
200,000 194,634
5.5% 4/15/29
(a)
700,000 662,724
VICI Properties LP
4.95% 2/15/30 500,000 483,895
VICI Properties LP/VICI Note Co., Inc.
4.13% 8/15/30
(a)
1,120,000 1,019,123
VistaJet Malta Finance PLC / Vista Management Holding,
Inc.
7.88% 5/1/27^
(a) (b)
4,462,000 3,776,990
6.38% 2/1/30^
(a) (b)
100,000 73,846
Vontier Corp.
2.95% 4/1/31 100,000 83,681
a
Total Corporate Bonds (Cost $207,302,149) 208,314,907
Corporate Convertible Bonds - 0.1% a
Redwood Trust, Inc.
5.63% 7/15/24 700,000 704,341
5.75% 10/1/25 500,000 485,024
a
Total Corporate Convertible Bonds (Cost $1,199,535) 1,189,365
Asset-Backed Securities - 23.1% a
Automobile
ACM Auto Trust (ACM)
Series 2023-1A Class B –7.26% 1/22/30
(a)
2,227,855 2,231,708
Series 2023-1A Class C –8.59% 1/22/30
(a)
2,500,000 2,524,244
Series 2023-2A Class A –7.97% 6/20/30
(a)
3,587,936 3,613,900
Series 2023-2A Class B –9.85% 6/20/30
(a)
7,000,000 7,022,213
Series 2024-1A Class A –7.71% 1/21/31
(a)
1,952,641 1,960,195
American Credit Acceptance Receivables Trust (ACAR)
Series 2020-4 Class D –1.77% 12/14/26
(a)
2,042,362 2,039,061
AmeriCredit Automobile Receivables Trust (AMCAR)
Series 2020-2 Class D –2.13% 3/18/26 1,500,000 1,465,115
Series 2020-3 Class D –1.49% 9/18/26 1,250,000 1,196,782
Series 2022-1 Class C –2.98% 9/20/27 450,000 429,387
Arivo Acceptance Auto Loan Receivables Trust (ARIVO)
Series 2021-1A Class A –1.19% 1/15/27
(a)
9,835 9,741
Series 2022-2A Class C –9.84% 3/15/29
(a)
1,000,000 948,425

2024 Annual Report

The accompanying notes form an integral part of these financial statements.
Core Plus Income Fund
(Continued)
Schedule of Investments
March 31, 2024
a
a a
$ Principal
Amount $ Value a
Avid Automobile Receivables Trust (AVID)
Series 2023-1 Class A –6.63% 7/15/26
(a)
542,464 542,867
Series 2023-1 Class B –7.12% 3/15/27
(a)
1,500,000 1,503,436
Bayview Opportunity Master Fund VII LLC (BVCLN)
Series 2024-CAR1 Class C 12/26/31 Floating Rate
(SOFR30A + 150)
(a) (c)
1,825,000 1,825,000
Bayview Opportunity Master Fund VII Trust (BVCLN)
Series 2024-CAR1F Class A –6.97% 7/29/32
(a)
2,298,559 2,305,535
BOF URSA VI Funding Trust I (BOF)
Series 2023-CAR1 Class A2 –5.54% 10/27/31
(a)
450,427 448,327
Series 2023-CAR2 Class A2 –5.54% 10/27/31
(a)
1,047,056 1,043,052
BOF VII AL Funding Trust I (BOF)
Series 2023-CAR3 Class A2 –6.29% 7/26/32
(a)
3,633,958 3,656,661
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(a)
391,835 383,404
Drive Auto Receivables Trust (DRIVE)
Series 2021-1 Class D –1.45% 1/16/29 610,000 591,149
Enterprise Fleet Financing LLC (EFF)
Series 2023-2 Class A2 –5.56% 4/22/30
(a)
1,924,189 1,927,003
Exeter Automobile Receivables Trust (EART)
Series 2021-4A Class C –1.46% 10/15/27 841,077 830,109
First Help Financial Trust (FHF)
Series 2023-1A Class A2 –6.57% 6/15/28
(a)
2,725,827 2,740,897
Series 2023-2A Class A2 –6.79% 10/15/29
(a)
1,697,154 1,714,120
First Investors Auto Owner Trust (FIAOT)
Series 2022-1A Class A –2.03% 1/15/27
(a)
91,715 90,485
Series 2022-2A Class D –8.71% 10/16/28
(a)
1,000,000 1,050,048
Flagship Credit Auto Trust (FCAT)
Series 2021-1 Class E –2.72% 4/17/28
(a)
1,500,000 1,400,554
Series 2021-2 Class C –1.27% 6/15/27
(a)
2,100,000 2,012,135
Series 2021-3 Class C –1.46% 9/15/27
(a)
255,000 242,142
Series 2021-4 Class D –2.26% 12/15/27
(a)
350,000 321,429
Foursight Capital Automobile Receivables Trust (FCRT)
Series 2022-2 Class A2 –4.49% 3/16/26
(a)
22,240 22,225
GLS Auto Receivables Issuer Trust (GCAR)
Series 2021-2A Class D –1.42% 4/15/27
(a)
405,000 387,059
Series 2021-3A Class C –1.11% 9/15/26
(a)
587,723 578,727
Series 2021-4A Class D –2.48% 10/15/27
(a)
455,000 430,625
JPMorgan Chase Bank NA (CACLN)
Series 2021-2 Class E –2.28% 12/26/28
(a)
107,367 105,825
LAD Auto Receivables Trust (LADAR)
Series 2021-1A Class A –1.3% 8/17/26
(a)
129,757 128,785
Series 2021-1A Class C –2.35% 4/15/27
(a)
6,500,000 6,255,702
Series 2021-1A Class D –3.99% 11/15/29
(a)
3,740,000 3,610,200
Series 2022-1A Class B –5.87% 9/15/27
(a)
1,720,000 1,721,932
Series 2022-1A Class C –6.85% 4/15/30
(a)
2,000,000 2,024,856
Series 2023-1A Class D –7.3% 6/17/30
(a)
3,000,000 3,059,701
Series 2023-2A Class A2 –5.93% 6/15/27
(a)
2,512,019 2,514,830
Series 2023-4A Class C –6.76% 3/15/29
(a)
1,510,000 1,546,962
Lendbuzz Securitization Trust (LBST)
Series 2023-1A Class A2 –6.92% 8/15/28
(a)
3,740,922 3,769,937
Series 2023-3A Class A2 –7.5% 12/15/28
(a)
7,500,000 7,598,895
Series 2024-1A Class A2 –6.19% 8/15/29
(a)
2,500,000 2,497,720
Lobel Automobile Receivables Trust (LOBEL)
Series 2023-1 Class A –6.97% 7/15/26
(a)
1,201,362 1,203,892
Series 2023-2 Class A –7.59% 4/16/29
(a)
843,630 851,285
OneMain Direct Auto Receivables Trust (ODART)
Series 2021-1A Class D –1.62% 11/14/30
(a)
1,000,000 909,408
Series 2022-1A Class C –1.42% 7/14/28
(a)
4,000,000 3,672,101
Prestige Auto Receivables Trust (PART)
Series 2022-1A Class C –7.09% 8/15/28
(a)
1,000,000 1,011,686
a
a a
$ Principal
Amount $ Value a
Research-Driven Pagaya Motor Asset Trust (RPM)
Series 2023-3A Class A –7.13% 1/26/32
(a)
4,604,723 4,635,814
SAFCO Auto Receivables Trust (SAFCO)
Series 2024-1A Class A –6.51% 3/20/28
(a)
8,777,612 8,790,346
Santander Bank NA (SBCLN)
Series 2021-1A Class C –3.27% 12/15/31
(a)
89,339 88,370
Tricolor Auto Securitization Trust (TCAST)
Series 2023-1A Class A –6.48% 8/17/26
(a)
624,866 625,055
Series 2023-1A Class B –6.84% 11/16/26
(a)
1,480,000 1,485,409
Westlake Automobile Receivables Trust (WLAKE)
Series 2021-1A Class C –0.95% 3/16/26
(a)
101,296 100,892
a
107,697,363
a
Collateralized Loan Obligations
ABPCI Direct Lending Fund CLO X LP (ABPCI)
Series 2020-10A Class B1 –7.93% 1/20/32 Floating Rate
(TSFR3M + 261)
(a) (b) (c)
2,725,000 2,729,665
ABPCI Direct Lending Fund CLO XI LP (ABPCI)
Series 2022-11A Class B1 –8.92% 10/27/34 Floating
Rate (TSFR3M + 360)
(a) (c)
1,500,000 1,514,602
ABPCI Direct Lending Fund CLO XII Ltd. (ABPCI)
Series 2023-12A Class B –8.82% 4/29/35 Floating Rate
(TSFR3M + 350)
(a) (b) (c)
2,000,000 2,029,009
ABPCI Direct Lending Fund CLO XVI LP (ABPCI)
Series 2023-16A Class C –9.43% 2/1/36 Floating Rate
(TSFR3M + 425)
(a) (c)
2,000,000 2,019,933
Antares CLO Ltd. (ANTRS)
Series 2017-2A Class DR –9.33% 10/20/33 Floating
Rate (TSFR3M + 401)
(a) (b) (c)
2,000,000 1,914,377
Audax Senior Debt CLO 6 LLC (AUDAX)
Series 2021-6A Class B –7.53% 10/20/33 Floating Rate
(TSFR3M + 221)
(a) (c)
3,000,000 2,968,053
Audax Senior Debt CLO 9 LLC (AUDAX)
Series 2024-9A Class A1 –7.4% 4/20/36 Floating Rate
(TSFR3M + 210)
(a) (c)
4,000,000 4,000,000
AUF Funding LLC (AUF)
Series 2022-1A Class B1 –9.07% 1/20/31 Floating Rate
(TSFR3M + 375)
(a) (c)
1,500,000 1,508,392
Barings Middle Market CLO, Ltd. (BMM)
Series 2023-IIA Class A2 –8.53% 1/20/32 Floating Rate
(TSFR3M + 320)
(a) (b) (c)
3,000,000 3,020,055
Series 2023-IIA Class B –9.48% 1/20/32 Floating Rate
(TSFR3M + 415)
(a) (b) (c)
3,000,000 3,015,063
Series 2023-IIA Class C –11.58% 1/20/32 Floating Rate
(TSFR3M + 625)
(a) (b) (c)
2,500,000 2,520,726
BBC Middle Market CLO (BCMM)
Series 2023-1A Class B1 –9.22% 7/20/35 Floating Rate
(TSFR3M + 380)
(a) (c)
3,750,000 3,816,447
BCRED MML CLO LLC (BXCMM)
Series 2022-1A Class A1 –6.97% 4/20/35 Floating Rate
(TSFR3M + 165)
(a) (c)
1,000,000 1,000,571
BlackRock Elbert CLO V LLC (ELB)
Series 5A Class AR –7.18% 6/15/34 Floating Rate
(TSFR3M + 185)
(a) (b) (c)
1,040,000 1,042,887
BlackRock Rainier CLO VI Ltd. (BLKMM)
Series 2021-6A Class B –7.63% 4/20/33 Floating Rate
(TSFR3M + 231)
(a) (b) (c)
1,800,000 1,786,854
Brightwood Capital MM CLO Ltd. (BWCAP)
Series 2020-1A Class A1R –8.11% 1/15/31 Floating Rate
(TSFR3M + 280)
(a) (b) (c)
1,613,245 1,617,546

2024 Annual Report

The accompanying notes form an integral part of these financial statements.
a
a a
$ Principal
Amount $ Value a
Cerberus Loan Funding LP (CERB)
Series 2020-1A Class B –8.13% 10/15/31 Floating Rate
(TSFR3M + 281)
(a) (b) (c)
500,000 501,900
Series 2020-1A Class C –9.28% 10/15/31 Floating Rate
(TSFR3M + 396)
(a) (b) (c)
500,000 503,068
Series 2021-2A Class B –7.48% 4/22/33 Floating Rate
(TSFR3M + 216)
(a) (b) (c)
1,500,000 1,490,235
Series 2021-6A Class B –7.33% 11/22/33 Floating Rate
(TSFR3M + 201)
(a) (b) (c)
1,650,000 1,652,604
Series 2022-1A Class A2 –4.02% 4/15/34
(a)
1,750,000 1,665,993
Cerberus Loan Funding XLII LLC (CERB)
Series 2023-3A Class B –8.66% 9/13/35 Floating Rate
(TSFR3M + 335)
(a) (c)
1,750,000 1,778,707
Churchill Middle Market CLO III Ltd. (CHMML)
Series 2021-1A Class A1 –7.08% 10/24/33 Floating Rate
(US0003M + 150)
(a) (b) (c)
1,000,000 1,000,486
CIFC-LBC Middle Market CLO (CLBC)
Series 2023-1A Class B1 –8.87% 10/20/35 Floating
Rate (TSFR3M + 355)
(a) (c)
4,500,000 4,585,621
Series 2023-1A Class C –9.62% 10/20/35 Floating Rate
(TSFR3M + 430)
(a) (c)
5,000,000 5,053,928
Deerpath Capital CLO Ltd. (DPATH)
Series 2021-2A Class A1 –7.18% 1/15/34 Floating Rate
(TSFR3M + 186)
(a) (b) (c)
1,000,000 994,695
Series 2021-2A Class C –8.48% 1/15/34 Floating Rate
(TSFR3M + 316)
(a) (b) (c)
2,300,000 2,274,253
Series 2022-1A Class A1 –7.26% 7/15/33 Floating Rate
(TSFR3M + 195)
(a) (b) (c)
750,000 750,448
Series 2023-1A Class B1 –9.21% 4/15/35 Floating Rate
(TSFR3M + 390)
(a) (b) (c)
2,500,000 2,541,752
Series 2023-1A Class C –10.56% 4/15/35 Floating Rate
(TSFR3M + 525)
(a) (b) (c)
1,500,000 1,519,280
Series 2024-1A Class A1 7/15/36 Floating Rate
(TSFR3M + 205)
(a) (b) (c)
5,000,000 5,000,000
Fortress Credit Opportunities IX CLO Ltd. (FCO)
Series 2017-9A Class A1TR –7.13% 10/15/33 Floating
Rate (TSFR3M + 181)
(a) (b) (c)
1,500,000 1,500,855
Fortress Credit Opportunities XV CLO Ltd. (FCO)
Series 2021-15A Class B –7.44% 4/25/33 Floating Rate
(TSFR3M + 211)
(a) (b) (c)
1,500,000 1,484,926
Fortress Credit Opportunities XXI CLO LLC (FCO)
Series 2023-21A Class AT –7.97% 1/21/35 Floating Rate
(TSFR3M + 265)
(a) (c)
2,000,000 2,014,538
Series 2023-21A Class C –10.22% 1/21/35 Floating Rate
(TSFR3M + 490)
(a) (c)
1,000,000 1,014,566
Golub Capital Partners CLO 31M Ltd. (GOCAP)
Series 2016-31A Class CR –8.43% 8/5/30 Floating Rate
(TSFR3M + 316)
(a) (b) (c)
1,000,000 1,000,968
Golub Capital Partners CLO 45M Ltd. (GOCAP)
Series 19-45A Class C –9.38% 10/20/31 Floating Rate
(TSFR3M + 406)
(a) (b) (c)
3,000,000 3,019,990
Golub Capital Partners CLO 54M LP (GOCAP)
Series 2021-54A Class B –7.38% 8/5/33 Floating Rate
(TSFR3M + 211)
(a) (b) (c)
500,000 493,835
Series 2021-54A Class C –8.18% 8/5/33 Floating Rate
(TSFR3M + 291)
(a) (b) (c)
1,000,000 988,479
Golub Capital Partners Short Duration (GSHOR)
Series 2022-1A Class B1 –8.82% 10/25/31 Floating Rate
(TSFR3M + 350)
(a) (c)
1,000,000 1,004,618
Guggenheim MM CLO Ltd. (GUGG)
Series 2021-4A Class B –7.83% 1/15/34 Floating Rate
(TSFR3M + 251)
(a) (b) (c)
2,500,000 2,500,607
a
a a
$ Principal
Amount $ Value a
Ivy Hill Middle Market Credit Fund IX Ltd. (IVYH)
Series 9A Class A1TR –6.94% 4/23/34 Floating Rate
(TSFR3M + 162)
(a) (b) (c)
1,500,000 1,495,170
KKR Lending Partners III CLO LLC (KKRLP)
Series 2021-1A Class B –7.48% 10/20/30 Floating Rate
(TSFR3M + 216)
(a) (c)
3,000,000 2,994,115
Maranon Loan Funding Ltd. (MRNON)
Series 2021-2RA Class BR –7.63% 7/15/33 Floating Rate
(TSFR3M + 231)
(a) (b) (c)
2,500,000 2,497,660
Monroe Capital Funding CLO X Ltd. (MCF)
Series 2023-1A Class B –8.81% 4/15/35 Floating Rate
(TSFR3M + 350)
(a) (b) (c)
1,500,000 1,520,423
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class C –8.24% 9/14/33 Floating Rate
(TSFR3M + 291)
(a) (b) (c)
2,000,000 1,976,030
Monroe Capital MML CLO XV LLC (MCMML)
Series 2023-1A Class A1 –7.93% 9/23/35 Floating Rate
(TSFR3M + 250)
(a) (c)
3,000,000 3,028,908
Series 2023-1A Class B –8.88% 9/23/35 Floating Rate
(TSFR3M + 345)
(a) (c)
3,000,000 3,048,819
New Mountain Guardian IV Income Rated Feeder II, Ltd.
(NMRF)
Series 2024-1A Class B 4/5/37 Floating Rate (TSFR3M
+ 400)
(a) (b) (c) #
4,765,000 4,765,000
Series 2024-1A Class C 4/5/37 Floating Rate (TSFR3M
+ 600)
(a) (b) (c) #
3,825,000 3,825,000
Series 2024-1A Class D 4/5/37 Floating Rate (TSFR3M
+ 840)
(a) (b) (c) #
3,000,000 3,000,000
NXT Capital CLO LLC (NXT)
Series 2020-1A Class B –7.98% 1/20/31 Floating Rate
(TSFR3M + 266)
(a) (c)
5,400,000 5,410,778
Series 2020-1A Class C –8.93% 1/20/31 Floating Rate
(TSFR3M + 361)
(a) (c)
800,000 804,075
Owl Rock CLO IX LLC (OR)
Series 2022-9A Class B –9.32% 11/20/34 Floating Rate
(TSFR3M + 400)
(a) (c)
1,000,000 1,011,925
Owl Rock CLO VIII LLC (OR)
Series 2022-8A Class AT –7.82% 11/20/34 Floating Rate
(TSFR3M + 250)
(a) (c)
1,000,000 1,006,628
Owl Rock CLO XII LLC (OR)
Series 2023-12A Class B –8.87% 7/20/34 Floating Rate
(TSFR3M + 355)
(a) (c)
1,000,000 1,010,845
Palmer Square Loan Funding Ltd. (PSTAT)
Series 2021-1A Class A2 –6.83% 4/20/29 Floating Rate
(TSFR3M + 151)
(a) (b) (c)
250,000 250,181
Series 2021-1A Class B –7.38% 4/20/29 Floating Rate
(TSFR3M + 206)
(a) (b) (c)
1,000,000 1,000,290
PennantPark CLO VI LLC (PCLO)
Series 2023-6A Class B1 –9.07% 4/22/35 Floating Rate
(TSFR3M + 375)
(a) (c)
2,000,000 2,029,955
Starwood Property Mortgage Trust (STWD)
Series 2024-SIF3A Class B 4/17/36 Floating Rate
(TSFR3M + 225)
(a) (c)
5,000,000 5,000,000
Series 2024-SIF3A Class C 4/17/36 Floating Rate
(TSFR3M + 285)
(a) (c)
5,000,000 5,000,000
Series 2024-SIF3A Class D 4/17/36 Floating Rate
(TSFR3M + 450)
(a) (c)
5,000,000 5,000,000
Twin Brook CLO (TWBRK)
Series 2023-1A Class B –8.52% 4/20/35 Floating Rate
(TSFR3M + 320)
(a) (c)
1,000,000 1,009,652
Series 2023-1A Class C –9.42% 4/20/35 Floating Rate
(TSFR3M + 410)
(a) (c)
3,000,000 3,027,778

2024 Annual Report

The accompanying notes form an integral part of these financial statements.
Core Plus Income Fund
(Continued)
Schedule of Investments
March 31, 2024
a
a a
$ Principal
Amount $ Value a
Windhill CLO, Ltd. (WNDHL)
Series 2023-1A Class C –9.83% 10/22/35 Floating Rate
(TSFR3M + 450)
(a) (b) (c)
9,200,000 9,267,300
a
151,821,064
a
Consumer & Specialty Finance
ACHV ABS Trust (ACHV)
Series 2023-1PL Class B –6.8% 3/18/30
(a)
448,525 449,197
Affirm Asset Securitization Trust (AFFRM)
Series 2022-Z1 Class A –4.55% 6/15/27
(a)
316,968 314,422
Series 2023-X1 Class A –7.11% 11/15/28
(a)
746,512 750,154
Bankers Healthcare Group Securitization Trust (BHG)
Series 2020-A Class A –2.56% 9/17/31
(a)
24,229 24,139
Series 2021-A Class A –1.42% 11/17/33
(a)
162,798 155,449
Series 2022-B Class B –4.84% 6/18/35
(a)
1,498,342 1,475,730
Series 2023-A Class A –5.55% 4/17/36
(a)
746,715 742,673
Series 2023-B Class A –6.92% 12/17/36
(a)
1,578,805 1,614,146
Driven Brands Funding LLC (HONK)
Series 2019-2A Class A2 –3.98% 10/20/49
(a)
478,750 450,972
Foundation Finance Trust (FFIN)
Series 2019-1A Class A –3.86% 11/15/34
(a)
18,119 18,025
Series 2021-1A Class B –1.87% 5/15/41
(a)
2,936,304 2,674,133
FREED ABS Trust (FREED)
Series 2022-1FP Class C –2.51% 3/19/29
(a)
1,356,907 1,346,743
Series 2022-3FP Class B –5.79% 8/20/29
(a)
134,156 134,117
Series 2022-4FP Class C –8.59% 12/18/29
(a)
2,000,000 2,021,048
Hilton Grand Vacations Trust (HGVT)
Series 2020-AA Class B –4.22% 2/25/39
(a)
143,702 139,896
Lendingpoint Asset Securitization Trust (LDPT)
Series 2022-C Class A –6.56% 2/15/30
(a)
419,562 419,422
LendingPoint Asset Securitization Trust (LDPT)
Series 2020-REV1 Class C –7.7% 10/15/28
(a)
6,500,000 6,451,455
LP LMS Asset Securitization Trust (LPMS)
Series 2023-1A Class A –8.18% 10/17/33
(a)
1,657,978 1,663,736
Marlette Funding Trust (MFT)
Series 2023-1A Class A –6.07% 4/15/33
(a)
504,951 505,041
Octane Receivables Trust (OCTL)
Series 2021-1A Class B –1.53% 4/20/27
(a)
700,000 676,677
Series 2022-1A Class A2 –4.18% 3/20/28
(a)
225,913 224,117
Pagaya AI Debt Selection Trust (PAID)
Series 2021 Class B –1.82% 1/16/29
(a)
211,966 203,622
Series 2023-7 Class C –8.8% 7/15/31
(a)
7,997,020 8,162,345
Series 2023-7 Class D –9% 7/15/31
(a)
4,998,138 4,708,120
Pagaya AI Debt Trust (PAID)
Series 2022-2 Class A –4.97% 1/15/30
(a)
312,094 310,700
Series 2022-3 Class A –6.06% 3/15/30
(a)
635,224 634,526
Series 2022-5 Class A –8.1% 6/17/30
(a)
630,881 638,988
Series 2023-1 Class A –7.56% 7/15/30
(a)
1,334,295 1,340,619
Series 2023-3 Class A –7.6% 12/16/30
(a)
2,811,742 2,831,654
Series 2023-5 Class B –7.63% 4/15/31
(a)
1,749,985 1,766,723
Series 2023-5 Class C –9.1% 4/15/31
(a)
2,999,975 3,069,721
Series 2023-5 Class D –9% 4/15/31
(a)
3,499,970 3,352,631
Series 2024-1 Class A –6.66% 7/15/31
(a)
1,700,000 1,706,379
Series 2024-3 Class B –6.57% 10/15/31
(a)
9,000,000 9,003,553
Prosper Marketplace Issuance Trust (PMIT)
Series 2023-1A Class A –7.06% 7/16/29
(a)
511,727 513,498
Reach ABS Trust (REACH)
Series 2024-1A Class A –6.3% 2/18/31
(a)
1,551,373 1,554,867
Sierra Timeshare Receivables Funding LLC (SRFC)
Series 2019-2A Class B –2.82% 5/20/36
(a)
78,726 77,992
a
a a
$ Principal
Amount $ Value a
Theorem Funding Trust (THRM)
Series 2021-1A Class B –1.84% 12/15/27
(a)
173,033 172,646
Series 2022-2A Class B –9.27% 12/15/28
(a)
1,000,000 1,031,370
Series 2022-3A Class A –7.6% 4/15/29
(a)
375,112 378,180
Upstart Securitization Trust (UPST)
Series 2021-1 Class C –4.06% 3/20/31
(a)
160,000 158,385
Series 2023-2 Class A –6.77% 6/20/33
(a)
3,812,691 3,820,721
a
67,688,532
a
Data Center
Compass Datacenters Issuer II LLC (CODI)
Series 2024-1A Class A1 –5.25% 2/25/49
(a)
3,250,000 3,225,362
DataBank Issuer (COLO)
Series 2024-1A Class A2 –5.3% 1/26/54
(a)
5,750,000 5,423,328
Stack Infrastructure Issuer LLC (SIDC)
Series 2023-3A Class A2 –5.9% 10/25/48
(a)
4,250,000 4,271,424
Switch ABS Issuer, LLC (SWTCH)
Series 2024-1A Class A2 –6.28% 3/25/54
(a)
6,600,000 6,531,241
a
19,451,355
a
Equipment
Amur Equipment Finance Receivables IX LLC (AXIS)
Series 2021-1A Class B –1.38% 2/22/27
(a)
1,035,000 1,019,116
Series 2021-1A Class D –2.3% 11/22/27
(a)
500,000 485,689
Amur Equipment Finance Receivables XII LLC (AXIS)
Series 2023-1A Class A2 –6.09% 12/20/29
(a)
906,631 912,618
a
2,417,423
a
Fiber
Frontier Issuer LLC (FYBR)
Series 2023-1 Class A2 –6.6% 8/20/53
(a)
10,000,000 10,121,338
Series 2023-1 Class B –8.3% 8/20/53
(a)
2,650,000 2,699,570
a
12,820,908
a
Other
Adams Outdoor Advertising, LP (ADMSO)
Series 2023-1 Class A2 –6.97% 7/15/53
(a)
6,000,000 6,241,452
Golub Capital Partners ABS Funding (GCPAF)
Series 2023-1A Class A –7.46% 7/25/33
(a)
5,000,000 4,985,888
Series 2024-1A Class A1 1/25/34 Floating Rate
(TSFR3M + 290)
(a) (c)
5,000,000 4,993,372
Series 2024-1A Class A2 –6.89% 1/25/34
(a)
5,000,000 5,005,071
Jersey Mike's Funding (JMIKE)
Series 2019-1A Class A2 –4.43% 2/15/50
(a)
2,649,975 2,539,611
Monroe Capital ABS Funding II Ltd. (MCF)
Series 2023-1A Class D –10.2% 4/22/33
(a)
3,500,000 3,478,742
Oxford Finance Funding Trust (OXFIN)
Series 2023-1A Class A2 –6.72% 2/15/31
(a)
5,000,000 5,042,945
Zaxby's Funding LLC (ZAXBY)
Series 2021-1A Class A2 –3.24% 7/30/51
(a)
1,218,750 1,081,022
33,368,103
a
Total Asset-Backed Securities (Cost $392,820,594) 395,264,748

2024 Annual Report

The accompanying notes form an integral part of these financial statements.
Commercial Mortgage-Backed Securities - 5.0% a
a a
$ Principal
Amount $ Value a
ACREC, Ltd. (ACREC)
Series 2021-FL1 Class E –8.44% 10/16/36 Floating Rate
(TSFR1M + 311)
(a) (b)
5,000,000 4,623,260
AREIT LLC (AREIT)
Series 2023-CRE8 Class B –8.65% 8/17/41 Floating
Rate (TSFR1M + 332)
(a) (b)
5,000,000 4,969,013
Series 2023-CRE8 Class C –9.35% 8/17/41 Floating
Rate (TSFR1M + 402)
(a) (b)
5,000,000 5,017,261
Series 2023-CRE8 Class D –10.7% 8/17/41 Floating Rate
(TSFR1M + 537)
(a) (b)
3,000,000 3,003,085
AREIT Trust (AREIT)
Series 2021-CRE5 Class A –6.52% 11/17/38 Floating
Rate (TSFR1M + 119)
(a) (b)
664,352 659,803
BDS Ltd. (BDS)
Series 2021-FL10 Class C –7.74% 12/16/36 Floating Rate
(TSFR1M + 241)
(a) (b)
1,250,000 1,228,339
BPCRE Ltd. (BPCRE)
Series 2022-FL2 Class C –9.83% 1/16/37 Floating Rate
(TSFR1M + 450)
(a) (b)
3,000,000 2,985,268
BPR Trust (BPR)
Series 2021-TY Class B –6.59% 9/15/38 Floating Rate
(TSFR1M + 126)
(a)
3,250,000 3,213,065
BRSP Ltd. (BRSP)
Series 2021-FL1 Class B –7.34% 8/19/38 Floating Rate
(TSFR1M + 201)
(a) (b)
1,100,000 1,054,773
Series 2021-FL1 Class E –8.89% 8/19/38 Floating Rate
(TSFR1M + 356)
(a) (b)
4,000,000 3,492,278
CLNC Ltd. (CLNC)
Series 2019-FL1 Class B –7.34% 8/20/35 Floating Rate
(TSFR1M + 201)
(a) (b)
3,200,000 3,146,916
FS Rialto Issuer LLC (FSRIA)
Series 2021-FL2 Class D –8.24% 5/16/38 Floating Rate
(TSFR1M + 291)
(a)
2,080,000 1,925,150
Series 2021-FL2 Class E –8.89% 5/16/38 Floating Rate
(TSFR1M + 356)
(a)
1,000,000 904,890
Series 2022-FL7 Class A –8.22% 10/19/39 Floating
Rate (TSFR1M + 290)
(a)
1,000,000 1,005,924
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A –6.69% 7/16/35 Floating Rate
(TSFR1M + 136)
(a) (b)
1,086,021 1,031,196
HERA Commercial Mortgage Ltd. (HCM)
Series 2021-FL1 Class C –7.39% 2/18/38 Floating Rate
(TSFR1M + 206)
(a) (b)
650,000 625,970
HGI CRE CLO Ltd. (HGI)
Series 2021-FL1 Class A4 –6.49% 6/16/36 Floating Rate
(TSFR1M + 116)
(a) (b)
328,536 327,524
Series 2021-FL1 Class AS –6.84% 6/16/36 Floating Rate
(TSFR1M + 151)
(a) (b)
2,000,000 1,969,987
Series 2021-FL1 Class B –7.04% 6/16/36 Floating Rate
(TSFR1M + 171)
(a) (b)
5,100,000 4,966,992
Series 2021-FL1 Class C –7.14% 6/16/36 Floating Rate
(TSFR1M + 181)
(a) (b)
450,000 434,598
Series 2021-FL1 Class E –8.39% 6/16/36 Floating Rate
(TSFR1M + 306)
(a) (b)
750,000 698,638
Series 2021-FL2 Class D –7.59% 9/17/36 Floating Rate
(TSFR1M + 226)
(a) (b)
1,000,000 961,244
HIG RCP LLC (HIG)
Series 2023-FL1 Class B –8.94% 9/19/38 Floating Rate
(TSFR1M + 361)
(a)
3,000,000 2,989,058
Series 2023-FL1 Class C –9.89% 9/19/38 Floating Rate
(TSFR1M + 456)
(a)
5,000,000 5,009,091
Series 2023-FL1 Class D –11.18% 9/19/38 Floating Rate
(TSFR1M + 586)
(a)
5,000,000 4,581,222
a
a a
$ Principal
Amount $ Value a
Hilton USA Trust (HILT)
Series 2016-SFP Class E –5.52% 11/5/35
(a)
840,000 105,893
ILPT Commercial Mortgage Trust (ILPT)
Series 2022-LPF2 Class B –8.07% 10/15/39 Floating
Rate (TSFR1M + 274)
(a)
3,000,000 3,000,731
KREF Ltd. (KREF)
Series 2021-FL2 Class B –7.09% 2/15/39 Floating Rate
(TSFR1M + 176)
(a) (b)
2,500,000 2,259,352
LoanCore Issuer Ltd. (LNCR)
Series 2021-CRE5 Class B –7.44% 7/15/36 Floating Rate
(TSFR1M + 211)
(a) (b)
1,407,000 1,350,919
MF1 Multifamily Housing Mortgage Loan Trust (MFHM)
Series 2021-FL5 Class AS –6.64% 7/15/36 Floating Rate
(TSFR1M + 131)
(a) (b)
3,575,000 3,521,375
PFP Ltd. (PFP)
Series 2021-8 Class C –7.24% 8/9/37 Floating Rate
(TSFR1M + 191)
(a) (b)
7,500,000 7,223,434
Series 2021-8 Class E –7.94% 8/9/37 Floating Rate
(TSFR1M + 261)
(a) (b)
750,000 664,214
Series 2022-9 Class A –7.6% 8/19/35 Floating Rate
(TSFR1M + 227)
(a) (b)
750,000 752,812
STWD Ltd. (STWD)
Series 2021-FL2 Class C –7.54% 4/18/38 Floating Rate
(TSFR1M + 221)
(a) (b)
2,109,000 1,909,536
Series 2022-FL3 Class B –7.27% 11/15/38 Floating Rate
(SOFR30A + 195)
(a) (b)
3,525,000 3,384,962
VMC Finance LLC (VMC)
Series 2021-FL4 Class A –6.54% 6/16/36 Floating Rate
(TSFR1M + 121)
(a)
395,867 388,561
a
Total Commercial Mortgage-Backed Securities (Cost $87,494,208) 85,386,334
Mortgage-Backed Securities - 26.5% a
Commercial Mortgage-Backed Securities
Commercial Mortgage-Backed Securities
Series 2018-52 Class AE –2.75% 5/16/51 80,265 73,353
a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 5026 Class DH –1.75% 9/25/43 413,578 368,320
Series 4949 Class BC –2.25% 3/25/49 201,110 176,305
a
Pass-Through Securities
Pool# C91945 – 3% 8/1/37 221,576 202,806
Pool# SD8258 – Series 8258 5% 10/1/52 9,023,922 8,814,461
Pool# SD8267 – Series 8267 5% 11/1/52 3,659,228 3,573,989
Pool# SD8290 – 6% 1/1/53 4,261,627 4,306,965
Pool# SD8323 – Series 8323 5% 5/1/53 6,659,714 6,502,594
Pool# SD8324 – Series 8324 5.5% 5/1/53 8,379,891 8,343,751
Pool# SD8329 – 5% 6/1/53 14,263,258 13,920,783
Pool# SD3386 – 5.5% 7/1/53 4,864,006 4,849,274
Pool# SD8341 – Series 8341 5% 7/1/53 4,772,593 4,657,955
Pool# SD8342 – Series 8342 5.5% 7/1/53 13,227,839 13,166,327
Pool# SD8350 – 6% 8/1/53 8,421,855 8,502,582
Pool# SD8347 – 4.5% 8/1/53 11,488,446 10,943,143
Pool# SD3857 – 6% 9/1/53 8,619,851 8,708,762
Pool# SD8362 – 5.5% 9/1/53 19,183,887 19,094,660
Pool# SD8366 – 5% 10/1/53 15,643,535 15,268,459

2024 Annual Report

The accompanying notes form an integral part of these financial statements.
Core Plus Income Fund
(Continued)
Schedule of Investments
March 31, 2024
a
a a
$ Principal
Amount $ Value a
Pool# SD8374 – 6.5% 11/1/53 4,730,703 4,834,919
Pool# SD8371 – 5% 11/1/53 12,771,881 12,463,002
Pool# SD8383 – 5.5% 12/1/53 22,546,155 22,437,761
Pool# SD8395 – 5.5% 1/1/54 17,776,396 17,690,933
Pool# SD8400 – 5% 2/1/54 19,829,122 19,349,548
Pool# SD8408 – 5.5% 3/1/54 9,972,997 9,925,050
Pool# SD8417 – 4.5% 3/1/54 14,960,323 14,247,644
Pool# SD8419 – 5% 4/1/54 5,000,000 4,879,070
237,229,063
a
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 2013-130 Class CA –2.5% 6/25/43 92,139 85,286
Series 2013-130 Class CD –3% 6/25/43 167,526 158,026
a
Pass-Through Securities
Pool# 932836 – 3% 12/1/25 5,364 5,251
Pool# 468516 – 5.17% 6/1/28 196,231 193,696
Pool# MA3443 – 4% 8/1/48 93,038 87,695
Pool# FM5733 – 2% 1/1/51 1,150,980 929,262
Pool# MA4785 – Series 4785 5% 10/1/52 12,376,065 12,088,794
Pool# MA4806 – Series 4806 5% 11/1/52 3,645,061 3,560,173
Pool# MA4941 – 5.5% 3/1/53 7,296,832 7,266,104
Pool# MA5009 – 5% 5/1/53 19,055,870 18,605,671
Pool# MA5040 – 6% 6/1/53 1,843,349 1,860,727
Pool# MA5039 – 5.5% 6/1/53 7,498,218 7,465,615
Pool# MA5038 – Series 5038 5% 6/1/53 3,287,925 3,209,062
Pool# MA5167 – 6.5% 10/1/53 2,799,976 2,861,658
Pool# MA5166 – 6% 10/1/53 6,668,772 6,730,811
Pool# MA5192 – 6.5% 11/1/53 6,250,834 6,388,537
Pool# MA5191 – 6% 11/1/53 4,827,394 4,872,146
Pool# MA5216 – 6% 12/1/53 9,668,349 9,757,984
Pool# MA5215 – 5.5% 12/1/53 22,547,954 22,439,608
Pool# CB7972 – 5% 2/1/54 9,977,123 9,741,229
Pool# MA5296 – 5.5% 3/1/54 9,967,680 9,919,766
Pool# MA5294 – 5% 3/1/54 9,981,855 9,740,855
Pool# MA5331 – 5.5% 4/1/54 15,000,000 14,927,884
152,895,840
a
Government National Mortgage Association
Collateralized Mortgage Obligations
Series 2021-29 Class CY –3% 9/20/50 1,000,000 787,600
a
Non-Government Agency
Collateralized Mortgage Obligations
Chase Home Lending Mortgage Trust (CHLMT)
Series 2024-1 Class A3 –6% 1/25/55
(a) (c)
6,864,739 6,839,154
Series 2024-2 Class A3 –6% 2/25/55
(a) (c)
8,842,999 8,821,095
Flagstar Mortgage Trust (FSMT)
Series 2017-1 Class 2A2 –3% 3/25/47
(a) (c)
36,935 33,809
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2023-PJ3 Class A3 –5% 10/27/53
(a) (c)
4,767,708 4,595,443
JPMorgan Mortgage Trust (JPMMT)
Series 2016-3 Class A –2.97% 10/25/46
(a) (c)
47,782 44,147
Series 2017-3 Class A –2.5% 8/25/47
(a) (c)
54,094 46,878
Series 2018-6 Class 2A2 –3% 12/25/48
(a) (c)
18,889 17,560
Series 2023-3 Class A3A –5% 10/25/53
(a) (c)
4,535,299 4,371,269
Series 2023-4 Class 1A2 –6% 11/25/53
(a) (c)
2,684,916 2,676,587
Series 2023-9 Class A2 –6% 4/25/54
(a) (c)
3,037,743 3,030,218
a
a a
$ Principal
Amount $ Value a
Series 2023-10 Class A2 –6% 5/25/54
(a) (c)
2,258,457 2,252,863
Series 2024-2 Class A3 –6% 8/25/54
(a) (c)
3,915,254 3,915,344
Morgan Stanley Residential Mortgage Loan Trust (MSRM)
Series 2023-1 Class A1 –4% 2/25/53
(a) (c)
5,644,969 5,100,590
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 –2.5% 7/25/51
(a) (c)
1,367,706 1,197,629
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A –4.5% 8/25/49
(a) (c)
8,009 7,880
Series 2023-3 Class A1 –6% 9/25/53
(a) (c)
4,586,612 4,575,251
Series 2024-1 Class A1 –6% 1/25/54
(a) (c)
15,004,663 14,995,630
a
Pass-Through Securities
Greenpoint Mortgage Pass-Through Certificates (GMSI)
Series 2003-1 Class A1 –6.36% 10/25/33
(c)
29,781 28,022
62,549,369
a
Total Mortgage-Backed Securities (Cost $453,672,187) 453,535,225
Municipal Bonds - 0.0% a
Detroit, MI City School District General Obligation SBLF,
6.65% 5/1/29 (Cost $552,295) 460,000 491,262
U.S. Treasuries - 31.2% a
U.S. Treasury Bonds
3.5% 2/15/39 2,100,000 1,930,031
1.88% 2/15/41 11,500,000 8,020,801
4.38% 5/15/41 5,000,000 4,992,285
1.75% 8/15/41 4,000,000 2,700,938
2% 11/15/41 7,500,000 5,264,062
2.38% 2/15/42 28,000,000 20,834,844
3.25% 5/15/42 15,000,000 12,755,273
4% 11/15/42 75,000,000 70,669,922
3.88% 2/15/43 10,000,000 9,247,266
3.13% 2/15/43 25,000,000 20,719,238
3.88% 5/15/43 11,500,000 10,617,285
2.88% 5/15/43 2,000,000 1,589,883
4.38% 8/15/43 70,500,000 69,684,844
3.63% 8/15/43 17,000,000 15,127,344
3.75% 11/15/43 6,000,000 5,429,414
4.5% 2/15/44 10,000,000 10,057,812
3.63% 2/15/44 10,500,000 9,320,391
3.38% 5/15/44 15,500,000 13,231,914
3.13% 8/15/44 27,500,000 22,531,201
3% 11/15/44 24,000,000 19,227,187
2.5% 2/15/45 21,000,000 15,363,223
3% 5/15/45 23,000,000 18,345,195
3% 11/15/45 9,500,000 7,548,789
2.5% 5/15/46 8,400,000 6,062,766
2.25% 8/15/46 2,500,000 1,711,865
3% 2/15/47 1,000,000 787,012
4.13% 8/15/53 13,000,000 12,498,281
U.S. Treasury Notes
2.25% 2/15/27 3,500,000 3,295,469
2.25% 8/15/27 3,000,000 2,801,836
1.13% 2/29/28 6,500,000 5,758,975
1.25% 5/31/28 8,000,000 7,079,688

2024 Annual Report

The accompanying notes form an integral part of these financial statements.
a
a a
$ Principal
Amount $ Value a
1.25% 9/30/28 7,000,000 6,143,320
2.38% 10/15/28 13,000,000 13,397,433
1.5% 11/30/28 3,000,000 2,654,063
1.88% 2/28/29 3,500,000 3,136,260
4% 10/31/29 10,000,000 9,883,984
1.75% 11/15/29 3,000,000 2,642,227
1.5% 2/15/30 5,250,000 4,514,795
4% 2/28/30 20,000,000 19,764,062
0.88% 11/15/30 8,000,000 6,477,188
1.13% 2/15/31 4,500,000 3,691,230
1.38% 11/15/31 5,500,000 4,493,564
1.88% 2/15/32 1,000,000 844,824
4.13% 11/15/32 42,000,000 41,720,273
a
Total U.S. Treasuries (Cost $563,466,212) 534,568,257
Non-Convertible Preferred Stocks - 0.1% a
a Shares $ Value
Qurate Retail, Inc. 8.00% 3/15/31 (Cost $2,672,824) 27,800 1,382,216
Cash Equivalents - 4.4% a
a
$ Principal
Amount $ Value a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 5.16% (Cost
$74,887,396)
(d)
74,887,396 74,887,396
Short-Term Securities Held as Collateral for Securities on Loan - 0.1% a
a Shares $ Value
Goldman Sachs Financial Square Government Fund
Institutional Class –5.21% 1,619,806 1,619,806
Citibank N.A. DDCA
5.32% 179,979 179,979
a
Total Short-Term Securities Held as Collateral for Securities on Loan
(Cost $1,799,785) 1,799,785
Total Investments in Securities (Cost $1,785,867,185) 1,756,819,495
Other Liabilities in Excess of Other Assets -  (2.7%) (46,226,814)
Net Assets - 100% 1,710,592,681
Net Asset Value Per Share - Investor Class 9.63
Net Asset Value Per Share - Institutional Class 9.63
^ This security or a partial position of this security was on loan as of March 31, 2024. The total value of securities on loan as of March 31, 2024 was $1,763,343.
# This security, in part or entirely, represents a delayed-settlement security
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b) Foreign domiciled entity.
(c) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(d) Rate presented represents the 7 day average yield at March 31, 2024.

2024 Annual Report

Large Cap Equity Fund
Schedule of Investments
March 31, 2024
The accompanying notes form an integral part of these financial statements.
Common Stocks - 97.0% a
Financials
% of Net
Assets Shares $ Value
Transaction & Payment Processing Services 15.2
Visa, Inc. - Class A 170,000 47,443,600
Mastercard, Inc. - Class A 95,000 45,749,150
Global Payments, Inc. 200,000 26,732,000
Fidelity National Information Services, Inc. 300,000 22,254,000
a
Multi-Sector Holdings 4.9
Berkshire Hathaway, Inc. - Class B
(a)
110,000 46,257,200
a
Insurance Brokers 3.3
Aon plc - Class A 92,500 30,869,100
a
Financial Exchanges & Data 2.7
S&P Global, Inc. 60,000 25,527,000
a
26.1 244,832,050
Information Technology
Application Software 7.5
Salesforce, Inc.
(a)
110,000 33,129,800
Roper Technologies, Inc. 40,000 22,433,600
Adobe, Inc.
(a)
30,000 15,138,000
a
Semiconductor Materials & Equipment 6.4
Analog Devices, Inc. 200,000 39,558,000
Microchip Technology, Inc. 225,000 20,184,750
a
IT Consulting & Other Services 5.0
Accenture plc - Class A
(b)
80,000 27,728,800
Gartner, Inc.
(a)
40,000 19,066,800
a
Systems Software 3.3
Oracle Corp. 250,000 31,402,500
a
22.2 208,642,250
Communication Services
Interactive Media & Services 10.2
Meta Platforms, Inc. - Class A
(a)
100,000 48,558,000
Alphabet, Inc. - Class C
(a)
310,000 47,200,600
a
Cable & Satellite 6.7
Charter Communications, Inc. - Class A
(a)
110,000 31,969,300
Liberty Media Corp.-Liberty SiriusXM
(a)
660,000 19,608,600
Liberty Broadband Corp. - Class C
(a)
200,000 11,446,000
a
16.9 158,782,500
Health Care
Life Sciences Tools & Services 9.1
Thermo Fisher Scientific, Inc. 75,000 43,590,750
Danaher Corp. 170,000 42,452,400
a
Health Care Services 2.1
Laboratory Corp. of America Holdings 90,000 19,661,400
a
11.2 105,704,550
a
Consumer Discretionary
% of Net
Assets Shares $ Value
Broadline Retail 4.3
Amazon.com, Inc.
(a)
225,000 40,585,500
a
Automotive Retail 2.5
CarMax, Inc.
(a)
265,000 23,084,150
a
6.8 63,669,650
Industrials
Research & Consulting Services 2.8
Equifax, Inc. 97,500 26,083,200
a
Environmental & Facilities Services 2.3
Veralto Corp. 250,000 22,165,000
a
5.1 48,248,200
Real Estate
Real Estate Services 4.4
CoStar Group, Inc.
(a)
425,000 41,055,000
Materials
Construction Materials 4.3
Vulcan Materials Co. 150,000 40,938,000
a
Total Common Stocks (Cost $420,910,018) 911,872,200
Cash Equivalents - 3.1% a
a
$ Principal
Amount $ Value a
a
U.S. Treasury Bills, 3.89% to 5.19%, 4/4/24 to
6/18/24
(c)
20,000,000 19,884,025
JPMorgan U.S. Government Money Market
Fund - Institutional Class 5.16%
(d)
8,996,433 8,996,433
a
Total Cash Equivalents (Cost $28,880,841) 28,880,458
Total Investments in Securities (Cost $449,790,859) 940,752,658
Other Liabilities in Excess of Other Assets -  (0.1%) (1,342,965)
Net Assets - 100% 939,409,693
Net Asset Value Per Share - Investor Class 55.57
Net Asset Value Per Share - Institutional Class 57.14
(a) Non-income producing.
(b) Foreign domiciled entity.
(c) Interest rates presented represent the effective yield at March 31, 2024.
(d) Rate presented represents the 7 day average yield at March 31, 2024.

2024 Annual Report

Multi Cap Equity Fund
Schedule of Investments
March 31, 2024
The accompanying notes form an integral part of these financial statements.
Common Stocks - 95.1% a
Communication Services
% of Net
Assets Shares $ Value
Interactive Media & Services 12.5
Alphabet, Inc. - Class C
(a)
250,000 38,065,000
Meta Platforms, Inc. - Class A
(a)
70,000 33,990,600
a
Cable & Satellite 8.2
Liberty Media Corp.-Liberty SiriusXM
(a)
765,000 22,726,250
Liberty Broadband Corp.
(a)
Class C 200,000 11,446,000
Class A 100,000 5,712,000
Charter Communications, Inc. - Class A
(a)
25,000 7,265,750
a
Movies & Entertainment 2.6
Liberty Media Corp.-Liberty Live
(a)
193,500 8,409,345
Live Nation Entertainment, Inc.
(a)
60,000 6,346,200
a
Alternative Carriers 2.1
Liberty Global, Ltd. - Class C
(a) (b)
695,000 12,259,800
a
Integrated Telecommunication Services 1.2
LICT Corp.
(a)
394 6,619,200
a
26.6 152,840,145
Financials
Transaction & Payment Processing Services 8.7
Visa, Inc. - Class A 92,500 25,814,900
Mastercard, Inc. - Class A 50,000 24,078,500
a
Multi-Sector Holdings 6.6
Berkshire Hathaway, Inc. - Class B
(a)
90,000 37,846,800
a
Insurance Brokers 2.7
Aon plc - Class A 47,500 15,851,700
a
18.0 103,591,900
Information Technology
Application Software 4.5
Guidewire Software, Inc.
(a)
120,000 14,005,200
ACI Worldwide, Inc.
(a)
365,000 12,121,650
a
Semiconductor Materials & Equipment 2.6
Texas Instruments, Inc. 85,000 14,807,850
a
Internet Services & Infrastructure 2.4
VeriSign, Inc.
(a)
72,000 13,644,720
a
IT Consulting & Other Services 2.0
Gartner, Inc.
(a)
24,000 11,440,080
a
11.5 66,019,500
Industrials
Aerospace & Defense 4.8
HEICO Corp. - Class A 180,000 27,709,200
a
Research & Consulting Services 2.6
Equifax, Inc. 55,000 14,713,600
a
Industrials
% of Net
Assets Shares $ Value
a
Industrial Machinery & Supplies &
Components 2.2
IDEX Corp. 51,500 12,567,030
a
Environmental & Facilities Services 1.1
Veralto Corp. 70,000 6,206,200
a
10.7 61,196,030
Materials
Construction Materials 6.6
Martin Marietta Materials, Inc. 31,200 19,154,928
Vulcan Materials Co. 70,000 19,104,400
a
Specialty Chemicals 2.6
Perimeter Solutions SA
(a) (b)
2,000,000 14,840,000
a
9.2 53,099,328
Consumer Discretionary
Automotive Retail 3.9
CarMax, Inc.
(a)
260,000 22,648,600
a
Distributors 3.8
LKQ Corp. 405,000 21,631,050
a
7.7 44,279,650
Health Care
Life Sciences Tools & Services 3.3
Danaher Corp. 75,000 18,729,000
a
Health Care Services 3.1
Laboratory Corp. of America Holdings 82,000 17,913,720
a
6.4 36,642,720
Real Estate
Real Estate Services 5.0
CoStar Group, Inc.
(a)
300,000 28,980,000
a
Total Common Stocks (Cost $228,634,864) 546,649,273
Warrants - 0.0% a
Perimeter Solutions SA Expires 11/8/24 (Cost $5,000)
(b) (c)
500,000 0
Cash Equivalents - 5.0% a
a
$ Principal
Amount $ Value a
a
U.S. Treasury Bills, 5.10% to 5.23%, 4/30/24
to 7/16/24
(d)
20,000,000 19,845,082

2024 Annual Report

The accompanying notes form an integral part of these financial statements.
a
a
$ Principal
Amount $ Value a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 5.16%
(e)
8,773,421 8,773,421
a
Total Cash Equivalents (Cost $28,618,605) 28,618,503
Total Investments in Securities (Cost $257,258,469) 575,267,776
Other Liabilities in Excess of Other Assets -  (0.1%) (585,117)
Net Assets - 100% 574,682,659
Net Asset Value Per Share - Investor Class 32.66
Net Asset Value Per Share - Institutional Class 33.63
(a) Non-income producing.
(b) Foreign domiciled entity.
(c) This security is classified as Level 3 within the fair value hierarchy.
(d) Interest rates presented represent the effective yield at March 31, 2024.
(e) Rate presented represents the 7 day average yield at March 31, 2024.

2024 Annual Report

Nebraska Tax Free Income Fund
Schedule of Investments
March 31, 2024
The accompanying notes form an integral part of these financial statements.
Municipal Bonds - 95.0% a
a
% of Net
Assets
$ Principal
Amount $ Value a
a
California 0.9
San Diego County Regional Airport Authority Revenue
Series B 5% 7/1/25 200,000 202,939
a
Florida 0.9
State of Florida General Obligation 4% 6/1/36 200,000 200,872
a
Nebraska 88.2
Ashland-Greenwood Public Schools General Obligation
3% 12/15/42 100,000 81,787
Cass County School District No. 22 General Obligation
    2.05% 12/15/25 375,000 362,986
    2.2% 12/15/26 250,000 240,096
City of Bellevue NE General Obligation Series A 3%
9/15/32 500,000 496,122
City of Blair NE General Obligation 5% 6/15/34 360,000 386,982
City of Blair NE Water System Revenue
    2.65% 12/15/24 100,000 98,597
    2.85% 12/15/25 100,000 97,496
    3% 12/15/26 100,000 96,684
    3.1% 12/15/27 100,000 95,921
    3.2% 12/15/28 100,000 95,596
City of Columbus NE Combined Utilities System Revenue
    4% 6/15/33 200,000 208,541
AGC,
    4% 12/15/26 100,000 102,570
    4% 12/15/27 100,000 102,314
City of Columbus NE General Obligation
    3% 12/15/29 150,000 148,819
    3% 12/15/30 150,000 148,226
City of Grand Island NE Combined Utility System Revenue
Series A AGC,
    4% 8/15/35 205,000 213,578
    4% 8/15/36 125,000 129,213
City of Grand Island NE General Obligation
    3% 11/15/27 150,000 149,288
    3% 11/15/30 150,000 148,636
City of Gretna NE Certificates of Participation 4% 12/15/25 500,000 501,354
City of Kearney NE General Obligation 4% 5/15/34 220,000 223,449
City of Lincoln NE Electric System Revenue 3% 9/1/28 30,000 29,744
City of Norfolk NE General Obligation 3.38% 5/15/34 500,000 495,392
City of Omaha NE General Obligation
Series A
    3% 4/15/35 100,000 95,446
Series A Class A –
    3% 4/15/34 100,000 96,217
City of Omaha NE Riverfront Redevelopment Special Tax
Revenue Series A 4% 1/15/33 260,000 271,074
City of Omaha NE Sewer Revenue
    5% 4/1/26 250,000 259,057
    4% 4/1/31 350,000 353,878
Series A
    4% 4/1/34 100,000 104,928
County of Saline NE Revenue 3% 2/15/31 200,000 193,714
County of Sarpy NE Certificates of Participation 1.75%
6/15/26 500,000 477,385
County of Seward NE General Obligation 3% 12/15/30 605,000 598,564
Cozad City School District General Obligation 4% 6/15/26 250,000 253,703
a
a
% of Net
Assets
$ Principal
Amount $ Value a
a
Dawson County Public Power District Revenue
Series A
    2% 6/15/26 170,000 162,365
    2.1% 6/15/27 105,000 99,149
Series B
    2.5% 6/15/28 135,000 128,161
    3% 6/15/29 245,000 238,719
    3% 6/15/30 355,000 343,207
Dodge County School District No. 595 General Obligation
1.9% 6/15/32 200,000 175,621
Douglas County Hospital Authority No. 2 Revenue
    5% 5/15/26 500,000 500,270
    5% 5/15/30 140,000 145,661
    4% 5/15/32 700,000 708,286
Douglas County Hospital Authority No. 3 Revenue 5%
11/1/26 250,000 255,314
Douglas County School District No. 59 NE General
Obligation 3% 12/15/32 100,000 96,335
Lincoln Airport Authority Revenue 5% 7/1/27 150,000 156,435
Madison County Hospital Authority No. 1 Revenue 5%
7/1/35 140,000 141,568
Metropolitan Utilities District of Omaha Gas System
Revenue 4% 12/1/27 450,000 452,829
Municipal Energy Agency of Nebraska Revenue
    5% 4/1/27 350,000 365,555
    5% 4/1/28 225,000 234,999
Nebraska Cooperative Republican Platte Enhancement
Project Revenue Series A 2% 12/15/29 250,000 227,249
Nebraska Educational Health Cultural & Social Services
Finance Authority Revenue 4% 1/1/34 110,000 112,996
Nebraska Investment Finance Authority Revenue
    4.45% 9/1/43 180,000 179,837
Series A GNMA,
    2.05% 9/1/24 120,000 118,944
Series B
    1.35% 9/1/26 200,000 183,533
Series C GNMA,
    2% 9/1/35 325,000 262,818
Nebraska Public Power District Revenue Series C 5%
1/1/32 65,000 66,567
Nebraska State College Facilities Corp. Revenue AGC,
4% 7/15/28 250,000 255,265
Omaha Public Facilities Corp. Revenue
    4% 6/1/28 85,000 86,628
Series A
    4% 6/1/31 155,000 162,967
Series C
    4% 4/1/33 340,000 354,648
    4% 4/1/39 500,000 504,443
Omaha Public Power District Revenue
Series A
    2.85% 2/1/27 500,000 490,656
Series C
    5% 2/1/39 150,000 151,518
Omaha School District General Obligation
    5% 12/15/28 130,000 131,395
    5% 12/15/29 350,000 366,633
    5% 12/15/31 135,000 140,668
Papillion Municipal Facilities Corp. Revenue
    2% 12/15/32 100,000 88,247
    2% 12/15/34 200,000 171,666

2024 Annual Report

The accompanying notes form an integral part of these financial statements.
a
a
% of Net
Assets
$ Principal
Amount $ Value a
a
Papillion-La Vista School District No. 27 General
Obligation
Series A
    2.05% 12/1/24 150,000 147,536
    2.2% 12/1/25 150,000 145,801
    2.3% 12/1/26 275,000 268,217
Series B
    4% 12/1/35 400,000 421,201
Public Power Generation Agency Revenue
    5% 1/1/28 500,000 504,776
    5% 1/1/32 140,000 144,384
State of Nebraska Certificates of Participation
    3% 2/1/26 60,000 59,487
Series A
    2% 4/1/26 150,000 144,313
University of Nebraska Facilities Corp. (The) Revenue 5%
7/15/29 380,000 394,162
University of Nebraska Revenue
PRE-REFUNDED/ESCROWED TO MATURITY,
    3% 7/1/25 100,000 99,600
    2.5% 7/1/26 210,000 207,335
    3% 7/1/27 100,000 100,253
    5% 5/15/30 100,000 107,245
Upper Republican Natural Resource District Revenue
AGC,
    4% 12/15/25 245,000 245,133
    4% 12/15/27 395,000 395,293
Village of Boys Town NE Revenue
    3% 9/1/28 700,000 698,130
    3% 7/1/35 325,000 310,165
Winside Public Schools General Obligation 2% 6/15/31 350,000 307,741
a
20,319,281
a
New Mexico 1.6
New Mexico Finance Authority Revenue Series C 4%
6/1/34 365,000 369,452
a
Texas 1.6
City of Austin Tx Airport System Revenue Series B 5%
11/15/26 250,000 259,254
City of Austin Tx Electric Utility Revenue Series A 5%
11/15/35 100,000 112,655
a
371,909
a
Utah 0.5
City of Salt Lake City UT Public Utilities Revenue 5%
2/1/35 100,000 109,940
a
Washington 1.3
Pierce County School District No. 10 Tacoma General
Obligation Series B AMBAC, 4% 12/1/35 100,000 104,199
Port of Seattle WA Revenue Series C 5% 5/1/26 200,000 205,481
a
309,680
a
Total Municipal Bonds (Cost $22,772,510) 21,884,073
Cash Equivalents - 3.8% a
a
$ Principal
Amount $ Value a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 5.16% (Cost
$882,469)
(a)
882,469 882,469
a
Total Investments in Securities (Cost $23,654,979) 22,766,542
Other Assets Less Other Liabilities -  1.2% 267,558
Net Assets - 100% 23,034,100
Net Asset Value Per Share - Investor Class 9.59
(a) Rate presented represents the 7 day average yield at March 31, 2024.

2024 Annual Report

Partners III Opportunity Fund
Schedule of Investments
March 31, 2024
The accompanying notes form an integral part of these financial statements.
Common Stocks - 90.8% a
Financials
% of Net
Assets Shares $ Value
Transaction & Payment Processing Services 17.0
Visa, Inc. - Class A 80,000 22,326,400
Mastercard , Inc. - Class A 45,000 21,670,650
Global Payments, Inc. 120,000 16,039,200
Fidelity National Information Services, Inc. 160,000 11,868,800
a
Multi-Sector Holdings 10.7
Berkshire Hathaway, Inc. - Class B
(a)(b)
108,000 45,416,160
a
27.7 117,321,210
Communication Services
Interactive Media & Services 9.6
Alphabet, Inc. - Class C
(a)
170,000 25,884,200
Meta Platforms, Inc. - Class A 30,000 14,567,400
a
Cable & Satellite 9.0
Liberty Media Corp.-Liberty SiriusXM
(a)
620,000 18,419,000
Liberty Broadband Corp.
(a)
Class C 205,000 11,732,150
Class A 40,000 2,284,800
Charter Communications, Inc. - Class A
(a)
20,000 5,812,600
a
Alternative Carriers 2.9
Liberty Global, Ltd. - Class C
(a) (c)
700,000 12,348,000
a
Movies & Entertainment 2.0
Liberty Media Corp.-Liberty Live
(a)
195,000 8,500,800
a
23.5 99,548,950
Health Care
Life Sciences Tools & Services 10.2
Thermo Fisher Scientific, Inc. 40,000 23,248,400
Danaher Corp. 80,000 19,977,600
a
Health Care Services 3.3
Laboratory Corp. of America Holdings 65,000 14,199,900
a
13.5 57,425,900
Information Technology
Application Software 4.6
Roper Technologies, Inc. 25,000 14,021,000
CoreCard Corp.
† (a)
515,000 5,690,750
a
Systems Software 3.2
Microsoft Corp. 32,000 13,463,040
a
Semiconductor Materials & Equipment 2.9
Texas Instruments, Inc. 70,000 12,194,700
a
10.7 45,369,490
Consumer Discretionary
Broadline Retail 4.9
Amazon.com, Inc.
(a)(b)
115,000 20,743,700
a
Consumer Discretionary
% of Net
Assets Shares $ Value
a
Automotive Retail 4.5
CarMax, Inc.
(a)
220,000 19,164,200
a
9.4 39,907,900
Real Estate
Real Estate Services 3.2
CoStar Group, Inc.
(a)
140,000 13,524,000
Materials
Specialty Chemicals 2.8
Perimeter Solutions SA
(a) (c)
1,600,000 11,872,000
a
Total Common Stocks (Cost $188,460,898) 384,969,450
Non-Convertible Preferred Stocks - 1.6% a
Qurate Retail, Inc. 8.00% 3/15/31 (Cost $11,142,962)^ 133,700 6,647,564
Warrants - 0.0% a
Perimeter Solutions SA Expires 11/8/24 (Cost $15,000)
(c)(d)
1,500,000 0
Cash Equivalents - 7.6% a
a
$ Principal
Amount $ Value a
a
U.S. Treasury Bills, 5.10% to 5.19%, 4/30/24
to 6/18/24
(e)
27,000,000 26,820,036
JPMorgan U.S. Government Money Market
Fund - Institutional Class 5.16%
(f)
5,499,508 5,499,508
a
Total Cash Equivalents (Cost $32,320,920) 32,319,544
Short-Term Securities Held as Collateral for Securities on Loan - 0.0% a
a
a
Goldman Sachs Financial Square Government Fund
Institutional Class – 5.21% 58,500 58,500
Citibank N.A. DDCA
5.32% 6,500 6,500
a
Total Short-Term Securities Held as Collateral for Securities on Loan
(Cost $65,000) 65,000
Total Investments in Securities (Cost $232,004,780) 424,001,558
Due from Broker - 5.0% 21,269,547
Securities Sold Short - (5.0)% (20,951,700)
Options Written - (0.1)% (427,000)
Other Assets Less Other Liabilities -  0.1% (95,468)
Net Assets - 100% 423,796,937
Net Asset Value Per Share - Investor Class 11.98
Net Asset Value Per Share - Institutional Class 13.18

2024 Annual Report

The accompanying notes form an integral part of these financial statements.
Securities Sold Short - (5.0)%
Shares $ Value
a
Live Nation Entertainment, Inc. 25,000 (2,644,250)
SPDR S&P 500 ETF Trust 35,000 (18,307,450)
Total Securities Sold Short (proceeds $9,524,530) (20,951,700)
Options Written- (0.1)%
$ Notional
Shares
subject to
option $ Value
Covered Call Options
CarMax, Inc. April 2024 / $80 1,600,000 20,000 (176,000)
CarMax, Inc. July 2024 / $85 1,700,000 20,000 (190,000)
CarMax, Inc. April 2024 / $90 1,800,000 20,000 (61,000)
Total Options Written (premiums received $307,046) (427,000)
† Non-controlled affiliate.
^ This security or a partial position of this security was on loan as of March 31, 2024. The total value of securities on loan as of March 31, 2024 was $63,700.
(a) Non-income producing.
(b) Fully or partially pledged as collateral on securities sold short and outstanding written options.
(c) Foreign domiciled entity.
(d) This security is classified as Level 3 within the fair value hierarchy.
(e) Interest rates presented represent the effective yield at March 31, 2024.
(f) Rate presented represents the 7 day average yield at March 31, 2024.

2024 Annual Report

Short Duration Income Fund
Schedule of Investments
March 31, 2024
The accompanying notes form an integral part of these financial statements.
Corporate Bonds - 10.4% a
a a
$ Principal
Amount $ Value a
a
Abercrombie & Fitch Management Co.
8.75% 7/15/25
(a)
5,525,000 5,596,643
Agree, LP
2% 6/15/28 2,239,000 1,970,484
American Airlines Group, Inc.
3.75% 3/1/25
(a)
750,000 729,816
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.5% 4/20/26
(a) (b)
1,556,250 1,546,624
Ares Capital Corp.
4.2% 6/10/24 3,000,000 2,988,878
7% 1/15/27 1,000,000 1,029,158
Ashtead Capital, Inc.
1.5% 8/12/26
(a)
4,800,000 4,374,464
4.38% 8/15/27
(a)
3,000,000 2,879,737
Bath & Body Works, Inc.
9.38% 7/1/25
(a)
1,000,000 1,044,184
6.69% 1/15/27 945,000 965,851
Boardwalk Pipelines LP
4.95% 12/15/24 2,580,000 2,565,714
Brunswick Corp.
0.85% 8/18/24 500,000 490,604
Cantor Fitzgerald LP
4.5% 4/14/27
(a)
1,500,000 1,430,110
Carlisle Cos., Inc.
3.5% 12/1/24 500,000 492,223
Cinemark USA, Inc.
5.88% 3/15/26
(a)
2,199,000 2,172,697
Concentrix Corp.
6.65% 8/2/26 2,910,000 2,933,393
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.5% 10/20/25
(a) (b)
1,748,250 1,730,814
Devon Energy Corp.
5.25% 10/15/27 390,000 390,568
Drax Finco PLC
6.63% 11/1/25
(a) (b)
3,500,000 3,475,640
Energy Transfer LP
3.9% 5/15/24 1,852,000 1,847,871
5.63% 5/1/27
(a)
610,000 608,185
EPR Properties
4.75% 12/15/26 4,869,000 4,715,486
4.5% 6/1/27 1,000,000 952,158
Expedia Group, Inc.
6.25% 5/1/25
(a)
1,672,000 1,679,612
FS KKR Capital Corp.
1.65% 10/12/24 6,000,000 5,860,748
Hercules Capital, Inc.
2.63% 9/16/26 1,500,000 1,363,709
Highwoods Realty LP
3.88% 3/1/27 750,000 706,505
JPMorgan Chase & Co.
3.84% 6/14/25 Floating Rate (SOFR + 98) 800,000 796,550
0.77% 8/9/25 Floating Rate (SOFR + 49) 1,000,000 981,205
Kite Realty Group Trust
4% 3/15/25 2,083,000 2,045,304
LXP Industrial Trust
4.4% 6/15/24 2,000,000 1,982,810
Masonite International Corp.
5.38% 2/1/28
(a) (b)
400,000 400,833
Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets Ltd.
6.5% 6/20/27
(a)
1,486,550 1,495,924
a
a a
$ Principal
Amount $ Value a
a
MPLX LP
4.88% 6/1/25 1,961,000 1,945,198
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.35% 3/30/29
(a)
6,000,000 6,006,733
Retail Opportunity Investments Partnership LP
6.75% 10/15/28 3,500,000 3,627,183
Starwood Property Trust, Inc.
4.75% 3/15/25 1,765,000 1,735,433
Synchrony Bank
5.4% 8/22/25 1,000,000 991,163
U.S. Bancorp
2.4% 7/30/24 500,000 494,762
VICI Properties LP/VICI Note Co., Inc.
3.5% 2/15/25
(a)
6,323,000 6,188,392
4.63% 6/15/25
(a)
3,100,000 3,055,124
Vontier Corp.
1.8% 4/1/26 1,004,000 932,577
a
Total Corporate Bonds (Cost $89,691,446) 89,221,067
Corporate Convertible Bonds - 1.1% a
a
Redwood Trust, Inc.
5.63% 7/15/24 6,300,000 6,339,070
5.75% 10/1/25 3,000,000 2,910,144
a
Total Corporate Convertible Bonds (Cost $9,297,163) 9,249,214
Asset-Backed Securities - 39.9% a
a
Automobile
ACM Auto Trust (ACM)
Series 2023-1A Class B –7.26% 1/22/30
(a)
1,747,337 1,750,359
Series 2023-2A Class A –7.97% 6/20/30
(a)
3,587,936 3,613,900
Series 2023-2A Class B –9.85% 6/20/30
(a)
3,000,000 3,009,520
Series 2024-1A Class A –7.71% 1/21/31
(a)
980,511 984,304
American Credit Acceptance Receivables Trust (ACAR)
Series 2020-4 Class D –1.77% 12/14/26
(a)
785,524 784,254
AmeriCredit Automobile Receivables Trust (AMCAR)
Series 2020-2 Class D –2.13% 3/18/26 1,320,000 1,289,302
Series 2020-3 Class D –1.49% 9/18/26 3,000,000 2,872,276
ARI Fleet Lease Trust (ARIFL)
Series 2022-A Class A2 –3.12% 1/15/31
(a)
357,789 355,541
Series 2023-B Class A2 –6.05% 7/15/32
(a)
2,850,000 2,869,523
Series 2024-A Class A2 –5.3% 11/15/32
(a)
1,165,000 1,163,106
Arivo Acceptance Auto Loan Receivables Trust (ARIVO)
Series 2021-1A Class A –1.19% 1/15/27
(a)
49,173 48,707
Series 2022-1A Class A –3.93% 5/15/28
(a)
1,857,148 1,828,639
Avid Automobile Receivables Trust (AVID)
Series 2023-1 Class A –6.63% 7/15/26
(a)
813,696 814,300
Bayview Opportunity Master Fund VII LLC (BVCLN)
Series 2024-CAR1 Class A 12/26/31 Floating Rate
(SOFR30A + 110)
(a) (c)
3,000,000 3,000,000
Series 2024-CAR1 Class B 12/26/31 Floating Rate
(SOFR30A + 130)
(a) (c)
1,750,000 1,750,000
Bayview Opportunity Master Fund VII Trust (BVCLN)
Series 2024-CAR1F Class A –6.97% 7/29/32
(a)
2,298,559 2,305,535
BOF URSA VI Funding Trust I (BOF)
Series 2023-CAR1 Class A2 –5.54% 10/27/31
(a)
360,342 358,661

2024 Annual Report

The accompanying notes form an integral part of these financial statements.
a
a a
$ Principal
Amount $ Value a
a
Series 2023-CAR2 Class A2 –5.54% 10/27/31
(a)
837,645 834,442
BOF VII AL Funding Trust I (BOF)
Series 2023-CAR3 Class A2 –6.29% 7/26/32
(a)
3,633,958 3,656,661
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(a)
1,567,340 1,533,617
Chesapeake Funding II LLC (CFII)
Series 2021-1A Class A1 –0.47% 4/15/33
(a)
513,285 502,705
Series 2023-1A Class A1 –5.65% 5/15/35
(a)
1,932,661 1,935,486
Series 2023-2A Class A1 –6.16% 10/15/35
(a)
1,202,567 1,210,467
Enterprise Fleet Financing LLC (EFF)
Series 2023-1 Class A2 –5.51% 1/22/29
(a)
636,465 636,131
Series 2023-2 Class A2 –5.56% 4/22/30
(a)
4,185,112 4,191,232
Series 2023-3 Class A2 –6.4% 3/20/30
(a)
3,100,000 3,149,067
Series 2024-1 Class A2 –5.23% 3/20/30
(a)
1,820,000 1,818,078
Exeter Automobile Receivables Trust (EART)
Series 2020-1A Class D –2.73% 12/15/25
(a)
656,483 650,382
Series 2020-3A Class D –1.73% 7/15/26 485,204 481,620
Series 2021-1A Class D –1.08% 11/16/26 1,100,091 1,072,980
First Help Financial Trust (FHF)
Series 2022-1A Class A –4.43% 1/18/28
(a)
1,858,323 1,835,575
Series 2022-2A Class A –6.14% 12/15/27
(a)
460,461 459,042
Series 2023-1A Class A2 –6.57% 6/15/28
(a)
1,557,615 1,566,227
Series 2023-2A Class A2 –6.79% 10/15/29
(a)
1,697,154 1,714,120
First Investors Auto Owner Trust (FIAOT)
Series 2022-1A Class A –2.03% 1/15/27
(a)
642,004 633,399
Foursight Capital Automobile Receivables Trust (FCRT)
Series 2022-2 Class A2 –4.49% 3/16/26
(a)
266,884 266,697
Series 2023-1 Class A2 –5.43% 10/15/26
(a)
1,264,485 1,263,324
GLS Auto Receivables Issuer Trust (GCAR)
Series 2022-2A Class A2 –3.55% 1/15/26
(a)
143,806 143,659
JPMorgan Chase Auto Credit Linked Note (CACLN)
Series 2021-1 Class A2 –0.88% 9/25/28
(a)
395,202 391,052
Series 2021-2 Class A4 –0.89% 12/26/28
(a)
483,152 474,637
LAD Auto Receivables Trust (LADAR)
Series 2021-1A Class A –1.3% 8/17/26
(a)
741,467 735,913
Series 2022-1A Class A –5.21% 6/15/27
(a)
2,152,851 2,147,579
Series 2023-1A Class A2 –5.68% 10/15/26
(a)
1,563,052 1,562,296
Series 2023-1A Class B –5.59% 8/16/27
(a)
2,500,000 2,499,398
Series 2023-2A Class A2 –5.93% 6/15/27
(a)
1,318,810 1,320,286
Series 2023-4A Class A3 –6.1% 12/15/27
(a)
3,625,000 3,653,222
Lendbuzz Securitization Trust (LBST)
Series 2023-1A Class A2 –6.92% 8/15/28
(a)
5,237,291 5,277,912
Series 2023-3A Class A2 –7.5% 12/15/28
(a)
7,500,000 7,598,895
Series 2024-1A Class A2 –6.19% 8/15/29
(a)
2,500,000 2,497,720
Lobel Automobile Receivables Trust (LOBEL)
Series 2023-2 Class A –7.59% 4/16/29
(a)
843,630 851,285
Merchants Fleet Funding LLC (MFF)
Series 2023-1A Class A –7.21% 5/20/36
(a)
9,200,000 9,262,243
OneMain Direct Auto Receivables Trust (ODART)
Series 2021-1A Class A –0.87% 7/14/28
(a)
1,774,060 1,711,257
Series 2022-1A Class C –1.42% 7/14/28
(a)
4,100,000 3,763,903
Prestige Auto Receivables Trust (PART)
Series 2022-1A Class B –6.55% 7/17/28
(a)
3,000,000 3,012,485
Research-Driven Pagaya Motor Asset Trust (RPM)
Series 2023-3A Class A –7.13% 1/26/32
(a)
4,604,723 4,635,814
Series 2023-4A Class A –7.54% 3/25/32
(a)
4,927,132 4,970,741
SAFCO Auto Receivables Trust (SAFCO)
Series 2024-1A Class A –6.51% 3/20/28
(a)
4,388,806 4,395,173
Santander Bank NA (SBCLN)
Series 2021-1A Class B –1.83% 12/15/31
(a)
504,959 497,760
a
a a
$ Principal
Amount $ Value a
a
Santander Drive Auto Receivables Trust (SDART)
Series 2020-2 Class D –2.22% 9/15/26 1,243,718 1,236,195
SFS Auto Receivables Securitization Trust (SFS)
Series 2023-1A Class A2A –5.89% 3/22/27
(a)
1,367,503 1,369,912
Tricolor Auto Securitization Trust (TCAST)
Series 2023-1A Class A –6.48% 8/17/26
(a)
937,299 937,582
Westlake Automobile Receivables Trust (WLAKE)
Series 2020-3A Class D –1.65% 2/17/26
(a)
1,113,315 1,101,974
Series 2021-1A Class C –0.95% 3/16/26
(a)
728,766 725,859
Wheels Fleet Lease Funding LLC (WFLF)
Series 2023-2A Class A –6.46% 8/18/38
(a)
6,600,000 6,655,000
a
131,638,931
a
Collateralized Loan Obligations
ABPCI Direct Lending Fund CLO I LLC (ABPCI)
Series 2016-1A Class A1A2 –7.28% 7/20/33 Floating
Rate (TSFR3M + 196)
(a) (b) (c)
2,000,000 2,001,104
ABPCI Direct Lending Fund CLO X LP (ABPCI)
Series 2020-10A Class A –7.53% 1/20/32 Floating Rate
(TSFR3M + 221)
(a) (b) (c)
6,500,000 6,509,919
Audax Senior Debt CLO 6 LLC (AUDAX)
Series 2021-6A Class A1 –7.08% 10/20/33 Floating Rate
(TSFR3M + 176)
(a) (c)
6,000,000 6,002,784
AUF Funding LLC (AUF)
Series 2022-1A Class B1 –9.07% 1/20/31 Floating Rate
(TSFR3M + 375)
(a) (c)
2,500,000 2,513,987
BlackRock Elbert CLO V LLC (ELB)
Series 5A Class AR –7.18% 6/15/34 Floating Rate
(TSFR3M + 185)
(a) (b) (c)
2,000,000 2,005,552
BlackRock Rainier CLO VI Ltd. (BLKMM)
Series 2021-6A Class A –7.28% 4/20/33 Floating Rate
(TSFR3M + 196)
(a) (b) (c)
5,500,000 5,503,167
Brightwood Capital MM CLO Ltd. (BWCAP)
Series 2020-1A Class A1R –8.11% 1/15/31 Floating Rate
(TSFR3M + 280)
(a) (b) (c)
1,613,245 1,617,546
Cerberus Loan Funding LP (CERB)
Series 2020-1A Class A –7.43% 10/15/31 Floating Rate
(TSFR3M + 211)
(a) (b) (c)
2,084,945 2,090,675
Series 2021-2A Class A –7.2% 4/22/33 Floating Rate
(TSFR3M + 188)
(a) (b) (c)
3,000,000 3,002,106
Series 2021-6A Class A –6.98% 11/22/33 Floating Rate
(TSFR3M + 166)
(a) (b) (c)
168,791 169,209
Cerberus Loan Funding XLII LLC (CERB)
Series 2023-4A Class A –7.82% 10/15/35 Floating Rate
(TSFR3M + 243)
(a) (c)
3,000,000 3,000,000
Churchill Middle Market CLO III Ltd. (CHMML)
Series 2021-1A Class A1 –7.08% 10/24/33 Floating Rate
(US0003M + 150)
(a) (b) (c)
2,750,000 2,751,338
CIFC-LBC Middle Market CLO (CLBC)
Series 2023-1A Class A1 –7.92% 10/20/35 Floating Rate
(TSFR3M + 260)
(a) (c)
5,000,000 5,049,011
Deerpath Capital CLO Ltd. (DPATH)
Series 2021-2A Class A1 –7.18% 1/15/34 Floating Rate
(TSFR3M + 186)
(a) (b) (c)
4,000,000 3,978,781
Series 2023-1A Class A1 –8.11% 4/15/35 Floating Rate
(TSFR3M + 280)
(a) (b) (c)
3,000,000 3,027,127
Fortress Credit Opportunities IX CLO Ltd. (FCO)
Series 2017-9A Class A1TR –7.13% 10/15/33 Floating
Rate (TSFR3M + 181)
(a) (b) (c)
1,500,000 1,500,855
Fortress Credit Opportunities XV CLO Ltd. (FCO)
Series 2021-15A Class A2 –7.14% 4/25/33 Floating Rate
(TSFR3M + 181)
(a) (b) (c)
3,500,000 3,502,276

2024 Annual Report

The accompanying notes form an integral part of these financial statements.
Short Duration Income Fund
(Continued)
Schedule of Investments
March 31, 2024
a
a a
$ Principal
Amount $ Value a
a
Golub Capital Partners CLO 31M Ltd. (GOCAP)
Series 2016-31A Class CR –8.43% 8/5/30 Floating Rate
(TSFR3M + 316)
(a) (b) (c)
1,000,000 1,000,968
Golub Capital Partners CLO 54M LP (GOCAP)
Series 2021-54A Class A2 –7.06% 8/5/33 Floating Rate
(TSFR3M + 179)
(a) (b) (c)
4,500,000 4,499,682
Series 2021-54A Class B –7.38% 8/5/33 Floating Rate
(TSFR3M + 211)
(a) (b) (c)
2,500,000 2,469,176
Golub Capital Partners Short Duration (GSHOR)
Series 2022-1A Class B1 –8.82% 10/25/31 Floating Rate
(TSFR3M + 350)
(a) (c)
1,000,000 1,004,618
Ivy Hill Middle Market Credit Fund IX Ltd. (IVYH)
Series 9A Class A1TR –6.94% 4/23/34 Floating Rate
(TSFR3M + 162)
(a) (b) (c)
3,500,000 3,488,730
KKR Lending Partners III CLO LLC (KKRLP)
Series 2021-1A Class B –7.48% 10/20/30 Floating Rate
(TSFR3M + 216)
(a) (c)
2,000,000 1,996,077
Maranon Loan Funding Ltd. (MRNON)
Series 2021-2RA Class A1R –7.27% 7/15/33 Floating
Rate (TSFR3M + 195)
(a) (b) (c)
5,000,000 5,002,935
Monroe Capital Funding CLO X Ltd. (MCF)
Series 2023-1A Class A –7.71% 4/15/35 Floating Rate
(TSFR3M + 240)
(a) (b) (c)
3,000,000 3,022,908
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class A1 –7.09% 9/14/33 Floating Rate
(TSFR3M + 176)
(a) (b) (c)
7,500,000 7,503,688
New Mountain Guardian IV Income Rated Feeder II, Ltd.
(NMRF)
Series 2024-1A Class A 4/5/37 Floating Rate (TSFR3M
+ 275)
(a) (b) (c) #
5,000,000 5,000,000
Owl Rock CLO VIII LLC (OR)
Series 2022-8A Class AT –7.82% 11/20/34 Floating Rate
(TSFR3M + 250)
(a) (c)
2,000,000 2,013,255
Starwood Property Mortgage Trust (STWD)
Series 2024-SIF3A Class A1 4/17/36 Floating Rate
(TSFR3M + 195)
(a) (c)
5,000,000 5,000,000
Twin Brook CLO (TWBRK)
Series 2021-1A Class A –7.11% 1/20/34 Floating Rate
(TSFR3M + 179)
(a) (c)
1,200,000 1,200,150
Series 2023-1A Class B –8.52% 4/20/35 Floating Rate
(TSFR3M + 320)
(a) (c)
3,000,000 3,028,958
a
100,456,582
a
Consumer & Specialty Finance
Affirm Asset Securitization Trust (AFFRM)
Series 2022-Z1 Class A –4.55% 6/15/27
(a)
792,420 786,055
Series 2023-X1 Class A –7.11% 11/15/28
(a)
746,512 750,154
Bankers Healthcare Group Securitization Trust (BHG)
Series 2020-A Class A –2.56% 9/17/31
(a)
209,981 209,206
Series 2021-A Class A –1.42% 11/17/33
(a)
325,596 310,898
Series 2022-B Class A –3.75% 6/18/35
(a)
95,617 95,464
Series 2022-B Class B –4.84% 6/18/35
(a)
1,498,342 1,475,730
Series 2022-C Class A –5.32% 10/17/35
(a)
669,839 667,692
Series 2023-A Class A –5.55% 4/17/36
(a)
2,986,861 2,970,691
Series 2023-B Class A –6.92% 12/17/36
(a)
1,578,805 1,614,146
Series 2024-1A Class A –5.81% 4/17/35
(a)
2,000,000 1,998,710
Foundation Finance Trust (FFIN)
Series 2019-1A Class A –3.86% 11/15/34
(a)
111,304 110,723
Series 2021-2A Class A –2.19% 1/15/42
(a)
1,247,036 1,147,712
Series 2023-1A Class A –5.67% 12/15/43
(a)
1,534,860 1,526,082
Series 2023-2A Class A –6.53% 6/15/49
(a)
3,789,187 3,858,329
Series 2024-1A Class A –5.5% 12/15/49
(a)
3,340,000 3,338,565
a
a a
$ Principal
Amount $ Value a
a
FREED ABS Trust (FREED)
Series 2022-3FP Class B –5.79% 8/20/29
(a)
313,031 312,939
Series 2022-4FP Class B –7.58% 12/18/29
(a)
511,026 511,815
Hilton Grand Vacations Trust (HGVT)
Series 2020-AA Class A –2.74% 2/25/39
(a)
143,702 137,011
Lendingpoint Asset Securitization Trust (LPST)
Series 2022-B Class A –4.77% 10/15/29
(a)
202,845 201,547
Series 2022-C Class A –6.56% 2/15/30
(a)
1,174,773 1,174,382
LP LMS Asset Securitization Trust (LPMS)
Series 2023-1A Class A –8.18% 10/17/33
(a)
828,989 831,868
Marlette Funding Trust (MFT)
Series 2022-3A Class A –5.18% 11/15/32
(a)
406,102 405,486
Series 2023-1A Class A –6.07% 4/15/33
(a)
1,154,174 1,154,378
Series 2023-3A Class A –6.49% 9/15/33
(a)
1,997,336 2,000,107
Octane Receivables Trust (OCTL)
Series 2021-1A Class A5 –0.93% 3/22/27
(a)
152,925 151,240
Series 2021-2A Class A –1.21% 9/20/28
(a)
570,298 557,646
Series 2022-1A Class A2 –4.18% 3/20/28
(a)
1,613,663 1,600,838
Series 2022-2A Class A –5.11% 2/22/28
(a)
848,936 845,383
Series 2023-1A Class A –5.87% 5/21/29
(a)
759,691 760,597
Series 2023-2A Class A2 –5.88% 6/20/31
(a)
4,273,818 4,277,385
Pagaya AI Debt Selection Trust (PAID)
Series 2021-HG1 Class A –1.22% 1/16/29
(a)
823,507 805,226
Series 2023-7 Class A –7.23% 7/15/31
(a)
822,536 825,857
Pagaya AI Debt Trust (PAID)
Series 2022-2 Class A –4.97% 1/15/30
(a)
312,094 310,700
Series 2022-3 Class A –6.06% 3/15/30
(a)
1,143,403 1,142,148
Series 2022-5 Class A –8.1% 6/17/30
(a)
1,051,468 1,064,979
Series 2023-1 Class A –7.56% 7/15/30
(a)
889,530 893,746
Series 2023-3 Class A –7.6% 12/16/30
(a)
1,405,871 1,415,827
Series 2023-5 Class A –7.18% 4/15/31
(a)
3,002,621 3,010,821
Series 2024-1 Class A –6.66% 7/15/31
(a)
800,000 803,002
Series 2024-3 Class B –6.57% 10/15/31
(a)
5,400,000 5,402,132
Prosper Marketplace Issuance Trust (PMIT)
Series 2023-1A Class A –7.06% 7/16/29
(a)
511,727 513,498
Reach ABS Trust (REACH)
Series 2024-1A Class A –6.3% 2/18/31
(a)
1,551,373 1,554,867
Sierra Timeshare Receivables Funding LLC (SRFC)
Series 2019-2A Class A –2.59% 5/20/36
(a)
209,935 208,157
Series 2019-2A Class B –2.82% 5/20/36
(a)
26,242 25,997
Series 2020-2A Class A –1.33% 7/20/37
(a)
352,687 337,858
SoFi Consumer Loan Program Trust (SOFI)
Series 2023-1S Class A –5.81% 5/15/31
(a)
115,348 115,297
Theorem Funding Trust (THRM)
Series 2022-3A Class A –7.6% 4/15/29
(a)
1,500,446 1,512,722
Upstart Securitization Trust (UPST)
Series 2021-5 Class A –1.31% 11/20/31
(a)
35,976 35,881
Series 2023-1 Class A –6.59% 2/20/33
(a)
421,009 420,875
Series 2023-2 Class A –6.77% 6/20/33
(a)
2,541,794 2,547,147
a
58,729,516
a
Equipment
Amur Equipment Finance Receivables IX LLC (AXIS)
Series 2021-1A Class A2 –0.75% 11/20/26
(a)
220,049 218,786
Series 2021-1A Class B –1.38% 2/22/27
(a)
1,000,000 984,654
Amur Equipment Finance Receivables XI LLC (AXIS)
Series 2022-2A Class A2 –5.3% 6/21/28
(a)
1,357,742 1,355,012
Amur Equipment Finance Receivables XII LLC (AXIS)
Series 2023-1A Class A2 –6.09% 12/20/29
(a)
3,173,208 3,194,163

2024 Annual Report

The accompanying notes form an integral part of these financial statements.
a
a a
$ Principal
Amount $ Value a
a
Amur Equipment Finance Receivables XIII LLC (AXIS)
Series 2024-1A Class A2 –5.38% 1/21/31
(a)
1,780,000 1,781,257
Auxilior Term Funding LLC (XCAP)
Series 2023-1A Class A2 –6.18% 12/15/28
(a)
4,000,000 4,023,938
Dell Equipment Finance Trust (DEFT)
Series 2023-2 Class A2 –5.84% 1/22/29
(a)
1,725,078 1,726,709
Series 2023-3 Class A2 –6.1% 4/23/29
(a)
1,600,000 1,605,546
Series 2023-3 Class A3 –5.93% 4/23/29
(a)
3,500,000 3,544,128
Dext ABS LLC (DEXT)
Series 2021-1 Class A –1.12% 2/15/28
(a)
910,461 893,561
Series 2023-2 Class A2 –6.56% 5/15/34
(a)
5,767,377 5,786,890
DLLST LLC (DLLST)
Series 2024-1A Class A3 –5.05% 8/20/27
(a)
1,140,000 1,135,418
Granite Park Equipment Leasing LLC (SCFGP)
Series 2023-1A Class A2 –6.51% 5/20/30
(a)
4,150,000 4,176,686
Series 2023-1A Class A3 –6.46% 9/20/32
(a)
1,400,000 1,432,810
HPEFS Equipment Trust (HPEFS)
Series 2023-1A Class A2 –5.43% 8/20/25
(a)
1,837,614 1,835,775
MMAF Equipment Finance LLC (MMAF)
Series 2022-B Class A2 –5.57% 9/9/25
(a)
240,939 240,919
Series 2022-B Class A3 –5.61% 7/10/28
(a)
4,250,000 4,250,094
Series 2023-A Class A2 –5.79% 11/13/26
(a)
2,230,526 2,234,701
Pawnee Equipment Receivables Series LLC (PWNE)
Series 2021-1 Class A2 –1.1% 7/15/27
(a)
919,528 903,990
SCF Equipment Leasing LLC (SCFET)
Series 2022-2A Class A2 –6.24% 7/20/28
(a)
460,884 461,167
Series 2022-2A Class A3 –6.5% 10/21/30
(a)
2,750,000 2,778,721
Series 2023-1A Class A3 –6.17% 5/20/32
(a)
3,500,000 3,603,076
a
48,168,001
a
Other
Verizon Master Trust (VZMT)
Series 2023-7 Class A1A –5.67% 11/20/29 3,000,000 3,053,252
a
Total Asset-Backed Securities (Cost $341,254,954) 342,046,282
Commercial Mortgage-Backed Securities - 6.8% a
a
AREIT LLC (AREIT)
Series 2023-CRE8 Class AS –8.2% 8/17/41 Floating
Rate (TSFR1M + 287)
(a) (b)
5,000,000 5,016,610
AREIT Trust (AREIT)
Series 2021-CRE5 Class A –6.52% 11/17/38 Floating
Rate (TSFR1M + 119)
(a) (b)
3,986,112 3,958,816
BRSP Ltd. (BRSP)
Series 2021-FL1 Class A –6.59% 8/19/38 Floating Rate
(TSFR1M + 126)
(a) (b)
2,065,362 2,038,491
CLNC Ltd. (CLNC)
Series 2019-FL1 Class AS –6.99% 8/20/35 Floating
Rate (TSFR1M + 166)
(a) (b)
4,674,820 4,618,436
FS Rialto Issuer LLC (FSRI)
Series 2022-FL5 Class A –7.63% 6/19/37 Floating Rate
(TSFR1M + 230)
(a)
4,500,000 4,505,591
Series 2022-FL7 Class A –8.22% 10/19/39 Floating
Rate (TSFR1M + 290)
(a)
1,500,000 1,508,886
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A –6.69% 7/16/35 Floating Rate
(TSFR1M + 136)
(a) (b)
2,715,053 2,577,989
a
a a
$ Principal
Amount $ Value a
a
HERA Commercial Mortgage Ltd. (HCM)
Series 2021-FL1 Class A –6.49% 2/18/38 Floating Rate
(TSFR1M + 116)
(a) (b)
3,339,945 3,294,833
HGI CRE CLO Ltd. (HGI)
Series 2021-FL1 Class A4 –6.49% 6/16/36 Floating Rate
(TSFR1M + 116)
(a) (b)
1,703,225 1,697,977
Series 2021-FL1 Class AS –6.84% 6/16/36 Floating Rate
(TSFR1M + 151)
(a) (b)
4,000,000 3,939,975
Series 2021-FL2 Class A4 –6.44% 9/17/36 Floating Rate
(TSFR1M + 111)
(a) (b)
1,507,548 1,496,433
HIG RCP LLC (HIG)
Series 2023-FL1 Class A –7.6% 9/19/38 Floating Rate
(TSFR1M + 227)
(a)
7,000,000 7,012,206
Hilton USA Trust (HILT)
Series 2016-SFP Class E –5.52% 11/5/35
(a)
4,300,000 542,071
ILPT Commercial Mortgage Trust (ILPT)
Series 2022-LPF2 Class A –7.57% 10/15/39 Floating
Rate (TSFR1M + 225)
(a)
1,000,000 1,000,818
KREF Ltd. (KREF)
Series 2021-FL2 Class A4 –6.51% 2/15/39 Floating Rate
(TSFR1M + 118)
(a) (b)
4,500,000 4,393,903
LoanCore Issuer Ltd. (LNCR)
Series 2021-CRE5 Class A –6.74% 7/15/36 Floating
Rate (TSFR1M + 141)
(a) (b)
3,285,253 3,271,006
STWD Ltd. (STWD)
Series 2022-FL3 Class A –6.67% 11/15/38 Floating Rate
(SOFR30A + 135)
(a) (b)
6,500,000 6,391,658
VMC Finance LLC (VMC)
Series 2021-FL4 Class A –6.54% 6/16/36 Floating Rate
(TSFR1M + 121)
(a)
989,668 971,402
a
Total Commercial Mortgage-Backed Securities (Cost $62,242,317) 58,237,101
Mortgage-Backed Securities - 12.9% a
a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 3649 Class A –4% 3/15/25 52,071 51,600
Series 4107 Class LW –1.75% 8/15/27 3,920,427 3,694,558
Series 4281 Class AG –2.5% 12/15/28 14,080 13,940
Series 3003 Class LD –5% 12/15/34 347,137 347,851
Series 2952 Class PA –5% 2/15/35 109,595 107,538
Series 3620 Class PA –4.5% 12/15/39 244,302 240,576
Series 3842 Class PH –4% 4/15/41 353,492 342,511
a
Pass-Through Securities
Pool# G18306 – 4.5% 4/1/24 850 846
Pool# G18308 – 4% 5/1/24 3,299 3,289
Pool# J13949 – 3.5% 12/1/25 231,118 225,964
Pool# E02804 – 3% 12/1/25 191,311 187,492
Pool# J14649 – 3.5% 4/1/26 209,511 204,748
Pool# E02948 – 3.5% 7/1/26 653,171 636,748
Pool# J16663 – 3.5% 9/1/26 699,857 685,633
Pool# E03033 – 3% 2/1/27 439,986 427,917
Pool# ZS8692 – 2.5% 4/1/33 575,192 529,155
Pool# G01818 – 5% 5/1/35 427,678 430,630
Pool# SB8257 – 5.5% 9/1/38 6,523,433 6,577,070
Pool# SB8287 – 5% 3/1/39 7,895,308 7,885,139
22,593,205

2024 Annual Report

The accompanying notes form an integral part of these financial statements.
Short Duration Income Fund
(Continued)
Schedule of Investments
March 31, 2024
a
a a
$ Principal
Amount $ Value a
a
a
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 2024-9 Class CE –5% 10/25/48 3,938,735 3,863,710
a
Pass-Through Securities
Pool# 995693 – 4.5% 4/1/24 91 90
Pool# MA0043 – 4% 4/1/24 311 309
Pool# 995692 – 4.5% 5/1/24 1,399 1,392
Pool# 931739 – 4% 8/1/24 3,499 3,474
Pool# AE0031 – 5% 6/1/25 914 913
Pool# AD7073 – 4% 6/1/25 30,352 29,991
Pool# AL0471 – 5.5% 7/1/25 7,068 7,124
Pool# 310139 – 3.5% 11/1/25 312,902 307,496
Pool# AB1769 – 3% 11/1/25 126,508 122,755
Pool# AH3429 – 3.5% 1/1/26 738,146 724,828
Pool# AB2251 – 3% 2/1/26 198,535 194,191
Pool# AB3902 – 3% 11/1/26 198,610 193,184
Pool# AB4482 – 3% 2/1/27 1,077,903 1,046,391
Pool# AL1366 – 2.5% 2/1/27 406,284 391,847
Pool# AB6291 – 3% 9/1/27 238,077 230,306
Pool# MA3189 – 2.5% 11/1/27 392,536 376,626
Pool# MA3791 – 2.5% 9/1/29 1,012,423 958,746
Pool# BM5708 – 3% 12/1/29 676,818 653,513
Pool# MA0587 – 4% 12/1/30 1,034,232 1,006,008
Pool# BA4767 – 2.5% 1/1/31 526,418 493,373
Pool# AS7701 – 2.5% 8/1/31 1,805,525 1,689,741
Pool# 555531 – 5.5% 6/1/33 862,614 880,838
Pool# MA3540 – 3.5% 12/1/33 604,391 580,472
Pool# 725232 – 5% 3/1/34 79,297 79,743
Pool# 995112 – 5.5% 7/1/36 399,167 407,615
Pool# MA5311 – 5% 3/1/39 6,204,141 6,196,150
20,440,826
a
Government National Mortgage Association
Pass-Through Securities
Pool# 5255 – 3% 12/20/26 844,700 821,774
a
Non-Government Agency
Collateralized Mortgage Obligations
Bunker Hill Loan Depositary Trust (BHLD)
Series 2019-3A Class A1 –2.72% 11/25/59
(a) (c)
426,276 415,034
Chase Home Lending Mortgage Trust
Series 2024-1 Class A4A –6% 1/25/55
(a) (c)
4,871,181 4,834,736
Series 2024-2 Class A4A –6% 2/25/55
(a) (c)
5,235,330 5,218,055
Citigroup Mortgage Loan Trust (CMLTI)
Series 2014-A Class A –4% 1/25/35
(a) (c)
306,857 290,663
Flagstar Mortgage Trust (FSMT)
Series 2017-1 Class 2A2 –3% 3/25/47
(a) (c)
385,174 352,576
Series 2021-7 Class B –2.5% 8/25/51
(a) (c)
4,934,082 4,302,292
Series 2021-10IN Class A6 –2.5% 10/25/51
(a) (c)
4,498,957 3,924,097
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2021-PJ9 Class A8 –2.5% 2/26/52
(a) (c)
3,062,261 2,667,073
Series 2022-PJ1 Class AB –2.5% 5/28/52
(a) (c)
3,788,071 3,278,129
Series 2022-PJ2 Class A24 –3% 6/25/52
(a) (c)
2,437,952 2,170,800
Series 2020-NQM1 Class A1 –1.38% 9/27/60
(a) (c)
336,156 309,158
JPMorgan Mortgage Trust (JPMMT)
Series 2014-2 Class 2A2 –3.5% 6/25/29
(a) (c)
386,061 373,036
Series 2014-5 Class B –2.74% 10/25/29
(a) (c)
1,053,429 1,008,251
a
a a
$ Principal
Amount $ Value a
a
Series 2016-3 Class A –2.97% 10/25/46
(a) (c)
937,233 865,935
Series 2017-3 Class A –2.5% 8/25/47
(a) (c)
2,109,644 1,828,224
Series 2018-6 Class 2A2 –3% 12/25/48
(a) (c)
295,928 275,113
Series 2020-7 Class A –3% 1/25/51
(a) (c)
61,887 60,593
Series 2020-8 Class A –3% 3/25/51
(a) (c)
177,554 170,234
Series 2021-4 Class A4 –2.5% 8/25/51
(a) (c)
1,982,805 1,738,782
Series 2021-6 Class B –2.5% 10/25/51
(a) (c)
4,453,694 3,909,340
Series 2021-8 Class B –2.5% 12/25/51
(a) (c)
1,451,679 1,269,932
Series 2022-2 Class A4A –2.5% 8/25/52
(a) (c)
1,805,750 1,558,818
Series 2023-6 Class A4A –5.5% 12/26/53
(a) (c)
2,821,857 2,784,381
Series 2024-2 Class A6A –6% 8/25/54
(a) (c)
6,029,306 5,996,275
JPMorgan Wealth Management (JPMWM)
Series 2020-ATR1 Class A –3% 2/25/50
(a) (c)
149,457 147,967
Rate Mortgage Trust (RATE)
Series 2021-J3 Class A7 –2.5% 10/25/51
(a) (c)
4,124,840 3,575,940
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 –2.5% 7/25/51
(a) (c)
5,128,899 4,491,108
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A –4.5% 8/25/49
(a) (c)
114,790 112,949
Series 2020-3 Class A –3% 4/25/50
(a) (c)
267,958 257,812
Series 2023-3 Class A4 –6% 9/25/53
(a) (c)
3,114,172 3,109,379
Series 2024-3 Class A4 –6% 4/25/54
(a) (c)
5,000,000 4,971,414
66,268,096
a
Total Mortgage-Backed Securities (Cost $116,227,872) 110,123,901
U.S. Treasuries - 26.1% a
a
U.S. Treasury Notes
2% 5/31/24 13,000,000 12,929,932
3% 6/30/24 1,000,000 994,163
3.25% 8/31/24 13,000,000 12,890,574
2.13% 11/30/24 2,500,000 2,449,542
1.5% 11/30/24 17,000,000 16,589,315
2.75% 2/28/25 2,000,000 1,958,856
0.25% 8/31/25 20,000,000 18,755,469
3.5% 9/15/25 7,000,000 6,870,391
4.25% 10/15/25 12,000,000 11,902,969
4% 2/15/26 12,000,000 11,852,812
4.5% 7/15/26 22,000,000 21,970,351
1.88% 7/31/26 15,000,000 14,120,508
4.63% 9/15/26 12,000,000 12,028,125
1.63% 10/31/26 17,000,000 15,826,601
2.25% 2/15/27 2,000,000 1,883,125
1.13% 2/28/27 10,000,000 9,107,422
4.13% 9/30/27 10,000,000 9,924,219
1.13% 2/29/28 16,000,000 14,175,937
1.25% 3/31/28 7,000,000 6,220,566
4.38% 8/31/28 2,000,000 2,008,477
4.63% 9/30/28 4,000,000 4,058,125
4.63% 9/30/30 15,000,000 15,332,227
a
Total U.S. Treasuries (Cost $231,145,172) 223,849,706

2024 Annual Report

The accompanying notes form an integral part of these financial statements.
Cash Equivalents - 4.9% a
a
$ Principal
Amount $ Value a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 5.16% (Cost
$42,419,418)
(d)
42,419,418 42,419,418
a
Total Investments in Securities (Cost $892,278,342) 875,146,689
Other Liabilities in Excess of Other Assets -  (2.1%) (18,119,225)
Net Assets - 100% 857,027,464
Net Asset Value Per Share - Investor Class 11.84
Net Asset Value Per Share - Institutional Class 11.87
# This security, in part or entirely, represents a delayed-settlement security
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b) Foreign domiciled entity.
(c) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(d) Rate presented represents the 7 day average yield at March 31, 2024.

2024 Annual Report

Ultra Short Government Fund
Schedule of Investments
March 31, 2024
The accompanying notes form an integral part of these financial statements.
Asset-Backed Securities - 0.9% a
a a
$ Principal
Amount $ Value a
a
Automobile
ARI Fleet Lease Trust (ARIFL)
Series 2023-B Class A1 –5.92% 10/15/24
(a)
410,149 410,459
Avid Automobile Receivables Trust (AVID)
Series 2023-1 Class A –6.63% 7/15/26
(a)
54,246 54,287
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(a)
111,953 109,544
Enterprise Fleet Financing LLC (EFF)
Series 2024-1 Class A1 –5.55% 2/20/25
(a)
689,778 689,950
LAD Auto Receivables Trust (LADAR)
Series 2022-1A Class A –5.21% 6/15/27
(a)
107,643 107,379
a
1,371,619
a
Consumer & Specialty Finance
Affirm Asset Securitization Trust (AFFRM)
Series 2023-X1 Class A –7.11% 11/15/28
(a)
91,553 92,000
SoFi Consumer Loan Program Trust (SOFI)
Series 2023-1S Class A –5.81% 5/15/31
(a)
115,348 115,297
Upstart Securitization Trust (UPST)
Series 2021-5 Class A –1.31% 11/20/31
(a)
17,792 17,744
225,041
a
Total Asset-Backed Securities (Cost $1,598,364) 1,596,660
U.S. Treasuries - 90.2% a
a
U.S. Treasury Notes
2.5% 4/30/24 7,000,000 6,983,852
2.5% 5/15/24 12,000,000 11,958,438
2.5% 5/31/24 32,000,000 31,853,067
2% 5/31/24 11,000,000 10,940,712
3% 7/31/24 25,000,000 24,805,583
3.25% 8/31/24 40,000,000 39,663,304
4.25% 9/30/24 28,000,000 27,860,401
4.38% 10/31/24 11,000,000 10,944,163
a
Total U.S. Treasuries (Cost $164,999,150) 165,009,520
Cash Equivalents - 8.4% a
a
U.S. Treasury Bill 5.21%, 5/30/24
(b)
10,000,000 9,913,835
JPMorgan U.S. Government Money Market
Fund - Institutional Class 5.16%
(c)
5,528,163 5,528,163
a
Total Cash Equivalents (Cost $15,445,215) 15,441,998
Total Investments in Securities (Cost $182,042,729) 182,048,178
Other Assets Less Other Liabilities -  0.5% 898,593
Net Assets - 100% 182,946,771
Net Asset Value Per Share - Institutional Class 9.99
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b) Interest rates presented represent the effective yield at March 31, 2024.
(c) Rate presented represents the 7 day average yield at March 31, 2024.

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2024
The accompanying notes form an integral part of these financial statements.
2024 Annual Report
(In U.S. dollars, except share data)
Conservative
Allocation
Core Plus
Income
Large Cap
Equity
Multi Cap
Equity
Nebraska Tax
Free Income
Partners III
Opportunity
Short
Duration
Income
Ultra Short
Government
Assets:
Investments in securities at value*
#
:
Unaffiliated issuers 234,578,393 1,756,819,495 940,752,658 575,267,776 22,766,542 418,310,808 875,146,689 182,048,178
Non-controlled affiliates — — — — — 5,690,750 — —
234,578,393 1,756,819,495 940,752,658 575,267,776 22,766,542 424,001,558 875,146,689 182,048,178
Accrued interest and dividends receivable 830,089 13,247,276 196,390 83,126 247,533 159,724 5,318,883 1,600,589
Due from broker — — — — — 21,269,547 — —
Receivable for securities sold 78,284 131,382 — — — 251,469 209,989 —
Receivable for fund shares sold 121,104 4,909,324 35,347 14,416 24,000 32,628 1,091,919 29,467
Receivable from adviser — — — — 9,839 — — —
Prepaid expenses 24,339 88,280 32,655 24,308 4,021 18,419 34,444 27,836
Cash 7,618 104,170 50,000 — — 27,503 1,103,594 —
Total assets 235,639,827 1,775,299,927 941,067,050 575,389,626 23,051,935 445,760,848 882,905,518 183,706,070
Liabilities:
Distributions payable — 413,914 — — — — 91,840 49,127
Dividends payable on securities sold short — — — — — 63,797 — —
Due to adviser 115,116 367,571 694,383 412,796 — 373,270 264,961 20,118
Options written, at value† — — — — — 427,000 — —
Payable for collateral received on loaned securities — 1,799,785 — — — 65,000 — —
Payable for securities purchased 159,982 58,203,790 — — — — 24,086,616 —
Payable for fund shares redeemed 76,036 3,774,763 883,991 237,800 — 33,431 1,337,823 661,453
Securities sold short^ — — — — — 20,951,700 — —
Other 43,831 147,423 78,983 56,371 17,835 49,713 96,814 28,601
Total liabilities 394,965 64,707,246 1,657,357 706,967 17,835 21,963,911 25,878,054 759,299
Net assets 235,244,862 1,710,592,681 939,409,693 574,682,659 23,034,100 423,796,937 857,027,464 182,946,771
Composition of net assets:
Paid-in capital 181,069,022 1,744,624 , 857 389,845,236 238,404,307 24,314,338 228,503,927 876,114 , 949 182,941 , 345
Total distributable earnings 54,175,840 (34 , 032 , 176 ) 549,564,457 336,278,352 (1,280,238) 195,293,010 (19,087 , 485 ) 5, 426
Net assets 235,244,862 1,710,592,681 939,409,693 574,682,659 23,034,100 423,796,937 857,027,464 182,946,771
Net assets
(a)
:
Investor Class 52,884,409 271,028,649 562,750,024 238,196,592 23,034,100 5,709,705 29,104,271
Institutional Class 182,360,453 1,439,564,032 376,659,669 336,486,067 418,087,232 827,923,193 182,946,771
Shares outstanding
(a)(b)
:
Investor Class 3,068,588 28,138,085 10,127,618 7,292,402 2,400,882 476,488 2,458,159
Institutional Class 10,560,972 149,419,104 6,591,464 10,004,752 31,731,529 69,765,496 18,315,570
Net asset value, offering and redemption price
(a)
:
Investor Class 17.23 9.63 55.57 32.66 9.59 11.98 11.84
Institutional Class 17.27 9.63 57.14 33.63 13.18 11.87 9.99
*   Cost of investments in securities:
Unaffiliated Issuers 184,713,739 1,785,867,185 449,790,859 257,258,469 23,654,979 231,370,246 892,278,342 182,042,729
Non-controlled affiliates — — — — — 634,534 — —
184,713,739 1,785,867,185 449,790,859 257,258,469 23,654,979 232,004,780 892,278,342 182,042,729
†   Premiums from options written — — — — — 307,046 — —
^   Proceeds from short sales — — — — — 9,524,530 — —
#
Includes securities on loan as shown in the Schedule of Investments.
(a)
Funds with a single share class are shown with the Investor Class, except for the Ultra Short Government Fund which has been designated Institutional Class.
(b)
Indefinite number of no par value shares authorized.

Statements of Operations
Period ended March 31, 2024
The accompanying notes form an integral part of these financial statements.
2024 Annual Report
(In U.S. dollars)
Conservative
Allocation
Core Plus
Income
Large Cap
Equity
Multi Cap
Equity
Nebraska
Tax Free
Income
Partners III
Opportunity
Short
Duration
Income
Ultra Short
Government
Investment Income:
Dividends 1,412,676 2,672,103 5,413,171 2,662,753 81,518 3,729,096 959,547 437,471
Interest 4,353,274 59,249,275 805,039 712,095 555,510 1,805,284 38,038,760 6,926,032
Income from securities lending 735 34,522 — 67 — 2,874 19,309 —
Total investment income 5,766,685 61,955,900 6,218,210 3,374,915 637,028 5,537,254 39,017,616 7,363,503
Fees and expenses*:
Investment advisory services 1,324,449 4,323,568 6,393,503 4,040,277 104,063 4,191,135 3,216,476 427,053
Business administration services
(1)
66,225 324,276 255,750 161,618 7,805 125,739 241,246 42,706
Administrative services:
(2)
Investor Class 94,879 489,240 841,871 411,040 16,854 13,236 79,428
Institutional Class 59,611 629,541 63,905 52,520 75,648 713,473 67,492
Transfer agent services:
Investor Class 25,982 20,463 76,735 56,885 34,080 18,494 18,078
Institutional Class 20,180 17,376 21,963 24,165 27,962 22,546 37,800
Registration:
Investor Class 18,728 24,682 28,900 21,371 5,241 12,374 48,140
Institutional Class 25,969 88,012 25,113 21,696 34,261 56,058 43,472
Custody and fund accounting 110,129 265,472 149,375 115,982 66,908 102,426 212,244 71,837
Auditing and legal 41,063 108,134 80,192 61,424 25,870 53,189 78,108 33,674
Trustees 26,119 115,119 95,311 63,133 3,388 49,612 93,294 15,811
Dividends on securities sold short — — — — — 268,901 — —
Printing 14,850 55,575 36,728 26,585 4,435 16,978 42,237 8,384
Other 19,907 60,734 90,503 51,157 4,014 33,672 79,001 9,817
1,848,091 6,522,192 8,159,849 5,107,853 272,658 5,023,627 4,900,329 758,046
Less expenses waived/reimbursed by investment adviser (224,699) (1,578,976) — — (155,660) — (1,175,210) (344,888)
Net expenses 1,623,392 4,943,216 8,159,849 5,107,853 116,998 5,023,627 3,725,119 413,158
Net investment income (loss) 4,143,293 57,012,684 (1,941,639) (1,732,938) 520,030 513,627 35,292,497 6,950,345
Realized and unrealized gain (loss) on investments:
Net realized gain (loss):
Unaffiliated issuers 4,766,350 (378,815) 83,608,655 37,100,040 (295,684) 34,437,004 (1,334,633) (2,173)
Non-controlled affiliates — — — — — 114,955 — —
Securities sold short — — — — — (1,549,774) — —
Net realized gain (loss) 4,766,350 (378,815) 83,608,655 37,100,040 (295,684) 33,002,185 (1,334,633) (2,173)
Change in net unrealized appreciation (depreciation):
Unaffiliated issuers 17,077,473 (265,622) 153,878,485 89,151,362 (15,935) 66,360,688 9,625,978 52,429
Non-controlled affiliates — — — — — (9,805,934) — —
Options written — — — — — (119,954) — —
Securities sold short — — — — — (3,464,150) — —
Change in net unrealized appreciation (depreciation) 17,077,473 (265,622) 153,878,485 89,151,362 (15,935) 52,970,650 9,625,978 52,429
Net realized and unrealized gain (loss) on investments 21,843,823 (644,437) 237,487,140 126,251,402 (311,619) 85,972,835 8,291,345 50,256
Net increase (decrease) in net assets resulting from operations 25,987,116 56,368,247 235,545,501 124,518,464 208,411 86,486,462 43,583,842 7,000,601
*
Additional information related to fees and expenses is included in the notes to the financial statements.
(1)
The trust has business administration agreement with the Advise r under which the Trust compensates the Adviser for providing business administration services for all share classes of the funds. Services encompass supervising all aspects of the management and operations of the Trust, Including monitoring Trust's relationships with third-party services providers that may be retained from time to time by the Trust.
(2)
The trust has administrative services plans under which the Trust compensates the Adviser for administrative services provided to all share classes of the Funds. Administrative services are provided by the Adviser or by certain financial intermediaries with respect to non-distribution services to fund stakeholders. These services include, but are not limited to, providing shareholder statements, assisting with shareholder communications and sub-accounting services in connection with omnibus accounts.

2024 Annual Report

STATEMENTS OF CHANGES IN NET ASSETS
The accompanying notes form an integral part of these financial statements.
Conservative Allocation Core Plus Income Large Cap Equity Multi Cap Equity
(In U.S. dollars)
Year ended
March 31, 2024
Year ended
March 31, 2023
Year ended
March 31, 2024
Year ended
March 31, 2023
Year ended
March 31, 2024
Year ended
March 31, 2023
Year ended
March 31, 2024
Year ended
March 31, 2023
Increase (decrease) in net assets:
From operations:
Net investment income (loss) 4,143,293 2,469,605 57,012,684 15,223,798 (1,941,639) (2,582,178) (1,732,938) (1,921,396)
Net realized gain (loss) 4,766,350 (609,191) (378,815) (4,565,044) 83,608,655 21,566,621 37,100,040 (4,146,912)
Change in net unrealized appreciation
(depreciation) 17,077,473 (10,344,953) (265,622) (18,278,886) 153,878,485 (124,445,011) 89,151,362 (47,955,180)
Net increase (decrease) in net assets
resulting from operations 25,987,116 (8,484,539) 56,368,247 (7,620,132) 235,545,501 (105,460,568) 124,518,464 (54,023,488)
Distributions to shareholders
(a)
:
Investor Class (1,053,227) (1,102,354) (9,719,018) (2,389,390) (27,767,688) (61,432,310) (4,131,787) (11,638,108)
Institutional Class (3,775,302) (2,882,783) (47,419,319) (13,677,916) (17,636,165) (31,790,688) (5,373,514) (14,594,955)
Total distributions (4,828,529) (3,985,137) (57,138,337) (16,067,306) (45,403,853) (93,222,998) (9,505,301) (26,233,063)
Fund share transactions
(a)
:
Investor Class (5,215,655) (7,526,786) 147,789,199 74,048,055 (54,538,381) (1,716,929) (39,216,714) 48,175,789
Institutional Class 13,812,832 14,918,961 964,997,725 200,610,365 30,146,294 25,289,971 (22,965,104) 59,760,676
Net increase (decrease) from fund share
transactions 8,597,177 7,392,175 1,112,786,924 274,658,420 (24,392,087) 23,573,042 (62,181,818) 107,936,465
Total increase (decrease) in net assets 29,755,764 (5,077,501) 1,112,016,834 250,970,982 165,749,561 (175,110,524) 52,831,345 27,679,914
Net assets:
Beginning of period 205,489,098 210,566,599 598,575,847 347,604,865 773,660,132 948,770,656 521,851,314 494,171,400
End of period 235,244,862 205,489,098 1,710,592,681 598,575,847 939,409,693 773,660,132 574,682,659 521,851,314
(a)
Funds with a single share class are shown with the Investor Class, except for the Ultra Short Government Fund which has been designated Institutional Class.

2024 Annual Report

The accompanying notes form an integral part of these financial statements.
Nebraska Tax Free Income Partners III Opportunity Short Duration Income Ultra Short Government
Year ended
March 31, 2024
Year ended
March 31, 2023
Year ended
March 31, 2024
Year ended
March 31, 2023
Year ended
March 31, 2024
Year ended
March 31, 2023
Year ended
March 31, 2024
Year ended
March 31, 2023
520,030 511,825 513,627 (1,460,825) 35,292,497 21,721,628 6,950,345 1,640,006
(295,684) (19) 33,002,185 8,170,975 (1,334,633) (532,364) (2,173) (635)
(15,935) (359,055) 52,970,650 (95,145,721) 9,625,978 (14,324,626) 52,429 (1,834)
208,411 152,751 86,486,462 (88,435,571) 43,583,842 6,864,638 7,000,601 1,637,537
(524,705) (507,241) (396,963) (580,717) (1,400,471) (1,698,033)
(26,395,168) (32,518,175) (33,951,721) (21,493,708) (6,922,114) (1,647,995)
(524,705) (507,241) (26,792,131) (33,098,892) (35,352,192) (23,191,741) (6,922,114) (1,647,995)
(5,548,252) (3,626,893) (1,828,965) (4,865,350) (12,243,151) (17,400,461)
(46,846,220) (34,202,509) 90,054,810 22,670,328 96,203,287 24,101,270
(5,548,252) (3,626,893) (48,675,185) (39,067,859) 77,811,659 5,269,867 96,203,287 24,101,270
(5,864,546) (3,981,383) 11,019,146 (160,602,322) 86,043,309 (11,057,236) 96,281,774 24,090,812
28,898,646 32,880,029 412,777,791 573,380,113 770,984,155 782,041,391 86,664,997 62,574,185
23,034,100 28,898,646 423,796,937 412,777,791 857,027,464 770,984,155 182,946,771 86,664,997

2024 Annual Report

FINANCIAL HIGHLIGHTS
The following financial information provides selected data, in U.S. dollars, for a share outstanding throughout the periods indicated.
The accompanying notes form an integral part of these financial statements.
Income (loss) from Investment Operations Distributions
Years ended March 31,
unless otherwise noted
Net asset value,
beginning of period
Net investment
income (loss)
Net gain (loss)
on securities
(realized
and unrealized)
Total from
investment
operations
Dividends
from net
investment
income
Distributions
from
realized gains
Total
distributions
Conservative Allocation - Investor Class
2024 15.69 0.29
( b )
1.59 1.88 (0.27) (0.07) (0.34)
2023 16.68 0.17
( b )
(0.86) (0.69) (0.15) (0.15) (0.30)
2022 16.30 0.05
( b )
0.78 0.83 (0.04) (0.41) (0.45)
2021 13.54 0.07
( b )
2.86 2.93 (0.08) (0.09) (0.17)
2020 13.76 0.13
( b )
(0.07) 0.06 (0.15) (0.13) (0.28)
Conservative Allocation - Institutional Class
2024 15.71 0.31
( b )
1.60 1.91 (0.28) (0.07) (0.35)
2023 16.70 0.20
( b )
(0.88) (0.68) (0.16) (0.15) (0.31)
2022 16.31 0.08
( b )
0.77 0.85 (0.05) (0.41) (0.46)
2021 13.55 0.09
( b )
2.87 2.96 (0.11) (0.09) (0.20)
2020
(c)
13.75 0.16
( b )
(0.08) 0.08 (0.15) (0.13) (0.28)
Core Plus Income - Investor Class
2024 9.76 0.49
( b )
(0.13) 0.36 (0.49) — (0.49)
2023 10.45 0.37
( b )
(0.70) (0.33) (0.35) (0.01) (0.36)
2022 10.86 0.23
( b )
(0.40) (0.17) (0.21) (0.03) (0.24)
2021 10.14 0.37
( b )
0.91 1.28 (0.37) (0.19) (0.56)
2020 10.31 0.30
( b )
(0.16) 0.14 (0.29) (0.02) (0.31)
Core Plus Income - Institutional Class
2024 9.76 0.51
( b )
(0.14) 0.37 (0.50) — (0.50)
2023 10.45 0.37
( b )
(0.69) (0.32) (0.36) (0.01) (0.37)
2022 10.87 0.24
b )
(0.41) (0.17) (0.22) (0.03) (0.25)
2021 10.15 0.38
( b )
0.91 1.29 (0.38) (0.19) (0.57)
2020 10.32 0.32
( b )
(0.16) 0.16 (0.31) (0.02) (0.33)
Large Cap Equity - Investor Class
2024 44.48 (0.14)
( b )
14.00 13.86 — (2.77) (2.77)
2023 56.83 (0.18)
( b )
(6.23) (6.41) — (5.94) (5.94)
2022 54.30 (0.32)
( b )
5.18 4.86 — (2.33) (2.33)
2021 37.98 (0.21)
( b )
21.14 20.93 — (4.61) (4.61)
2020 42.31 (0.15)
( b )
(1.98) (2.13) — (2.20) (2.20)
Large Cap Equity - Institutional Class
2024 45.61 (0.07)
(b) )
14.37 14.30 — (2.77) (2.77)
2023 58.02 (0.11)
( b )
(6.36) (6.47) — (5.94) (5.94)
2022 55.31 (0.23)
( b )
5.27 5.04 — (2.33) (2.33)
2021 38.55 (0.11)
( b )
21.48 21.37 — (4.61) (4.61)
2020 42.82 (0.05)
( b )
(2.02) (2.07) — (2.20) (2.20)
Multi Cap Equity - Investor Class
2024 26.44 (0.12)
( b )
6.88 6.76 — (0.54) (0.54)
2023 32.18 (0.16)
( b )
(3.68) (3.84) — (1.90) (1.90)
2022 33.01 (0.27)
( b )
1.81 1.54 — (2.37) (2.37)
2021 23.32 (0.28)
( b )
13.30 13.02 — (3.33) (3.33)
2020 29.45 (0.09)
)
(3.80) (3.89) — (2.24) (2.24)
Multi Cap Equity - Institutional Class
2024 27.16 (0.07)
( b )
7.08 7.01 — (0.54) (0.54)
2023 32.94 (0.11)
( b )
(3.77) (3.88) — (1.90) (1.90)
2022 33.67 (0.21)
( b )
1.85 1.64 — (2.37) (2.37)
2021 23.70 (0.23)
( b )
13.53 13.30 — (3.33) (3.33)
2020 29.82 (0.01)
(b )
(3.87) (3.88) — (2.24) (2.24)
(a)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
Initial offering of shares on March 29, 2019.

2024 Annual Report

The accompanying notes form an integral part of these financial statements.
Ratios/Supplemental Data
Ratio of expenses
to average net assets
Net asset value,
end of period Total return (%)
Net assets, end of
period ($000)
Prior to fee
waivers (%)
Net of fee
waivers (%)
Ratio of net
investment income
(loss) to average
net assets (%)
Portfolio
turnover
rate (%)
(a)
17.23 12.09 52,884 1.00 0.85 1.76 27
15.69 (4.12) 53,269 0.99 0.85 1.12 20
16.68 4.98 64,732 1.01 0.85 0.31 26
16.30 21.74 64,736 1.14 0.85 0.44 29
13.54 0.35 47,591 1.20 0.85 0.94 32
17.27 12.32 182,360 0.79 0.70 1.91 27
15.71 (4.01) 152,221 0.79 0.70 1.29 20
16.70 5.15 145,835 0.82 0.70 0.46 26
16.31 21.93 141,277 0.89 0.70 0.58 29
13.55 0.45 84,682 1.00 0.70 1.09 32
9.63 3.88 271,029 0.77 0.54 5.16 12
9.76 (3.06) 124,729 0.82 0.50 3.72 24
10.45 (1.67) 54,279 0.89 0.50 2.07 46
10.86 12.79 53,944 1.09 0.50 3.42 38
10.14 1.38 25,921 1.18 0.57 2.85 51
9.63 3.97 1,439,564 0.57 0.44 5.28 12
9.76 (2.98) 473,847 0.59 0.40 3.76 24
10.45 (1.67) 293,326 0.62 0.40 2.16 46
10.87 12.88 110,303 0.80 0.40 3.54 38
10.15 1.56 78,128 0.80 0.40 3.02 51
55.57 31.74 562,750 1.01 1.01 (0.28) 20
44.48 (11.01) 499,565 1.04 1.04 (0.37) 9
56.83 8.63 633,358 1.04 1.04 (0.53) 15
54.30 56.97 616,462 1.11 1.09 (0.43) 14
37.98 (5.77) 448,259 1.24 1.20 (0.33) 16
57.14 31.94 376,660 0.87 0.87 (0.14) 20
45.61 (10.88) 274,095 0.89 0.89 (0.23) 9
58.02 8.80 315,413 0.90 0.89 (0.37) 15
55.31 57.28 311,177 0.97 0.89 (0.23) 14
38.55 (5.55) 210,729 1.09 0.97 (0.10) 16
32.66 25.84 238,197 1.05 1.05 (0.43) 10
26.44 (11.97) 228,650 1.07 1.07 (0.56) 6
32.18 4.13 214,991 1.09 1.09 (0.78) 8
33.01 58.17 231,482 1.18 1.09 (0.97) 7
23.32 (14.82) 183,718 1.29 1.24 (0.31) 26
33.63 26.04 336,486 0.87 0.87 (0.24) 10
27.16 (11.81) 293,201 0.89 0.89 (0.38) 6
32.94 4.35 279,181 0.91 0.89 (0.59) 8
33.67 58.43 277,133 0.99 0.89 (0.77) 7
23.70 (14.59) 216,400 1.08 0.97 (0.04) 26

2024 Annual Report

FINANCIAL HIGHLIGHTS
(Continued)
The following financial information provides selected data, in U.S. dollars, for a share outstanding throughout the periods indicated.
The accompanying notes form an integral part of these financial statements.
Income (loss) from Investment Operations Distributions
Years ended March 31,
unless otherwise noted
Net asset value,
beginning of period
Net investment
income (loss)
Net gain (loss)
on securities
(realized
and unrealized)
Total from
investment
operations
Dividends
from net
investment
income
Distributions
from
realized gains
Total
distributions
Nebraska Tax Free Income - Investor Class
2024 9.65 0.19
( b )
(0.05) 0.14 (0.20) — (0.20)
2023 9.73 0.17
( b )
(0.09) 0.08 (0.16) — (0.16)
2022 10.18 0.14
( b )
(0.45) (0.31) (0.14) — (0.14)
2021 10.07 0.16 0.11 0.27 (0.16) — (0.16)
2020 9.95 0.13 0.12 0.25 (0.13) — (0.13)
Partners III Opportunity - Investor Class
2024 10.55 (0.06)
( b )
2.32 2.26 — (0.83) (0.83)
2023 13.74 (0.11)
( b )
(2.14) (2.25) — (0.94) (0.94)
2022 15.67 (0.20)
( b )
0.11 (0.09) — (1.84) (1.84)
2021 12.84 (0.16)
( b )
4.92 4.76 — (1.93) (1.93)
2020 14.67 (0.20)
( b )
(0.59) (0.79) — (1.04) (1.04)
Partners III Opportunity - Institutional Class
2024 11.46 0.02
( b )
2.54 2.56 (0.01) (0.83) (0.84)
2023 14.74 (0.04)
( b )
(2.30) (2.34) — (0.94) (0.94)
2022 16.60 (0.13)
( b )
0.11 (0.02) — (1.84) (1.84)
2021 13.43 (0.07)
( b )
5.17 5.10 — (1.93) (1.93)
2020 15.21 (0.11)
( b )
(0.63) (0.74) — (1.04) (1.04)
Short Duration Income - Investor Class
2024 11.73 0.50
( b )
0.12 0.62 (0.51) — (0.51)
2023 11.98 0.32
( b )
(0.22) 0.10 (0.34) (0.01) (0.35)
2022 12.37 0.19
( b )
(0.37) (0.18) (0.19) (0.02) (0.21)
2021 11.93 0.27
( b )
0.48 0.75 (0.29) (0.02) (0.31)
2020 12.17 0.27
( b )
(0.23) 0.04 (0.28) — (0.28)
Short Duration Income - Institutional Class
2024 11.76 0.52
( b )
0.11 0.63 (0.52) — (0.52)
2023 12.00 0.33
( b )
(0.22) 0.11 (0.34) (0.01) (0.35)
2022 12.39 0.20
( b )
(0.37) (0.17) (0.20) (0.02) (0.22)
2021 11.95 0.28
( b )
0.47 0.75 (0.29) (0.02) (0.31)
2020 12.19 0.29
( b )
(0.23) 0.06 (0.30) — (0.30)
Ultra Short Government
2024 9.99 0.49
( b )
(0.01) 0.48 (0.48) — (0.48)
2023 9.99 0.25
(b )
(0.01) 0.24 (0.24) — (0.24)
2022 10.00 0.01
(b )
(0.01) —
#
(0.01) — (0.01)
2021 10.03 0.06 (0.03) 0.03 (0.06) — (0.06)
2020 10.01 0.21 0.03 0.24 (0.21) (0.01) (0.22)
#
Amount less than $0.01.
(a)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.

2024 Annual Report

The accompanying notes form an integral part of these financial statements.
Ratios/Supplemental Data
Ratio of expenses
to average net assets
Net asset value,
end of period Total return (%)
Net assets, end of
period ($000)
Prior to fee
waivers (%)
Net of fee
waivers (%)
Ratio of net
investment income
(loss) to average
net assets (%)
Portfolio
turnover
rate (%)
(a)
9.59 1.44 23,034 1.05 0.45 2.00 5
9.65 0.91 28,899 0.95 0.45 1.73 5
9.73 (3.08) 32,880 1.02 0.45 1.42 9
10.18 2.67 35,638 1.09 0.45 1.54 13
10.07 2.55 31,465 1.10 0.94 1.29 7
11.98 22.29 5,710 1.90 1.90 (0.57) 19
10.55 (16.31) 6,732 1.75 1.75 (0.92) 33
13.74 (1.02) 14,147 1.86 1.86 (1.25) 26
15.67 39.25 22,791 2.09 2.09 (1.08) 23
12.84 (6.40) 19,287 2.04 2.04 (1.29) 32
13.18 23.19 418,087 1.19 1.19 0.13 19
11.46 (15.80) 406,046 1.19 1.19 (0.30) 33
14.74 (0.53) 559,234 1.43 1.43 (0.81) 26
16.60 40.11 592,471 1.46 1.46 (0.46) 23
13.43 (5.83) 541,433 1.44 1.44 (0.69) 32
11.84 5.40 29,104 0.93 0.55 4.25 37
11.73 0.83 41,089 0.86 0.55 2.69 43
11.98 (1.46) 60,017 0.90 0.55 1.55 51
12.37 6.29 36,857 1.02 0.55 2.23 45
11.93 0.26 60,845 0.95 0.65 2.20 51
11.87 5.46 827,923 0.60 0.46 4.39 37
11.76 0.98 729,895 0.60 0.48 2.82 43
12.00 (1.41) 722,024 0.62 0.48 1.65 51
12.39 6.32 658,216 0.65 0.48 2.27 45
11.95 0.44 675,245 0.64 0.48 2.37 51
9.99 4.94 182,947 0.53 0.29 4.87 55
9.99 2.41 86,665 0.63 0.18 2.47 206
9.99 0.01 62,574 0.68 0.09 0.08 84
10.00 0.29 79,937 0.69 0.17 0.53 138
10.03 2.44 72,102 0.71 0.20 2.18 46

2024 Annual Report

NOTES TO FINANCIAL STATEMENTS
March 31, 2024
(1) Organization
The Weitz Funds (the “Trust”) is registered under the
Investment Company Act of 1940 (the “’40 Act”) as an open-end management investment company issuing shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At March 31, 2024, the Trust had eight series in operation: Conservative Allocation Fund (formerly
Balanced Fund), Core Plus Income Fund, Large Cap Equity
Fund (formerly Value Fund), Multi Cap Equity Fund (formerly
Partners Value Fund), Nebraska Tax Free Income Fund (formerly
Nebraska Tax-Free Income Fund), Partners III Opportunity Fund,
Short Duration Income Fund, and Ultra Short Government Fund
(individually, a “Fund”, collectively, the “Funds”).
On March 29, 2019, the Conservative Allocation Fund divided
their outstanding shares whereby the shares held in accounts with balances exceeding $1.0 million were designated Institutional
Class shares. All remaining shares, that were not designated as new Institutional Class shares, were renamed Investor Class shares.
Currently, the Conservative Allocation, Core Plus Income,
Large Cap Equity, Multi Cap Equity, Partners III Opportunity and
Short Duration Income Funds each offer two classes of shares:
Institutional Class and Investor Class shares. Each class of shares has identical rights and privileges, except with respect to certain class specific expenses such as business administration and
administrative servicing fees, voting rights on matters affecting a single class of shares and exchange privileges. All other Funds offer one class of shares.
The investment objective of the Large Cap Equity, Multi Cap
Equity and Partners III Opportunity Funds (the “Weitz Equity
Funds”) is capital appreciation.
The investment objectives of the Conservative Allocation Fund are long-term capital appreciation, capital preservation and current income.
The investment objectives of the Core Plus Income Fund are
current income and capital preservation.
The investment objective of the Nebraska Tax Free Income Fund is current income that is exempt from both federal and Nebraska personal income taxes, consistent with the preservation of capital.
The investment objective of the Short Duration Income Fund is current income consistent with the preservation of capital.
The investment objective of the Ultra Short Government Fund is current income consistent with the preservation of capital and maintenance of liquidity.
Investment strategies and risk factors of each Fund are discussed in the Funds’ Prospectus.
(2) Signiﬁcant Accounting Policies
The Funds are investment companies and apply the accounting
and reporting guidance of the Financial Accounting Standards
Board (“FASB”) Accounting Standards Codification Topic 946
Financial Services – Investment Companies. The following
accounting policies are in accordance with accounting principles generally accepted in the United States.
(a) Valuation of Investments
Investments are carried at fair value determined using the
following valuation methods:
Securities traded on a national or regional securities
exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices;
securities listed on the NASDAQ exchange are valued using
the NASDAQ Official Closing Price (“NOCP”). Generally, the
NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid
or ask price.
Short sales traded on a national or regional securities
exchange are valued at the last sales price; if there were no sales on that day, short sales are valued at the mean between the latest available and representative bid and ask prices.
Securities not listed on an exchange are valued at the mean
between the latest available and representative bid and ask
prices, if available.
The value of certain debt securities for which market
quotations are not readily available may be based upon
current market prices of securities that are comparable in
coupon, rating and maturity or an appropriate matrix utilizing similar factors.
The value of a traded option is the last sales price at which such option is traded or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and
ask prices.
Money market funds are valued at the quoted net asset value.
The value of securities for which market quotations are
not readily available or are deemed unreliable, including
restricted and not readily marketable securities, is determined in good faith in accordance with procedures approved by
the Trust’s Board of Trustees. Such valuation procedures and methods for valuing securities may include, but are not limited to: multiple of earnings, multiple of book value, discount
from value of a similar freely-traded security, purchase price, private transaction in the security or related securities, the nature and duration of restrictions on disposition of the
security and a combination of these and other factors.
The Board of Trustees has adopted a Valuation Policy with regard to the Trust's valuation of portfolio investments. The Valuation
Policy notes that the Board of Trustees has (i) designated
Weitz Investment Management, Inc. (the "Adviser") as the
valuation designee to perform fair valuation determinations
for the Funds for all Fund investments and (ii) established a
Valuation Committee (composed of Independent Trustees) to
oversee the Adviser's activities as valuation designee. The
Adviser has contracted with Citi Fund Services Ohio, Inc. to perform portfolio accounting services for the Funds, which
services include valuation services for portfolio securities. The
Adviser has established a Pricing Committee (composed of
certain employees) to assist the Adviser, as valuation designee, with pricing and valuation matters. The Adviser has adopted
Procedures for Valuation of Portfolio Securities to govern the
Adviser and the Pricing Committee in carrying out their valuation responsibilities for the Funds.
(b) Option Transactions
The Funds, except for the Ultra Short Government Fund, may
purchase put or call options. When a Fund purchases an option, an amount equal to the premium paid is recorded as an asset
and is subsequently marked-to-market daily. Premiums paid for purchasing options that expire unexercised are recognized on the expiration date as realized losses. If an option is exercised, the premium paid is subtracted from the proceeds of the sale or added to the cost of the purchase to determine whether a Fund has realized a gain or loss on the related investment transaction.
When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the
closing transaction is greater or less than the premium paid.

2024 Annual Report

The Funds, except for the Ultra Short Government Fund, may
write put or call options. When a Fund writes an option, an
amount equal to the premium received is recorded as a liability and is subsequently marked-to-market daily. Premiums received for writing options that expire unexercised are recognized on the expiration date as realized gains. If an option is exercised, the premium received is subtracted from the cost of the purchase or added to the proceeds of the sale to determine whether a Fund has realized a gain or loss on the related investment transaction.
When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the
closing transaction is greater or less than the premium received.
The Funds attempt to limit market risk and enhance their income by writing (selling) covered call options. The risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the financial instrument increases.
A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a put option is that a Fund is obligated to purchase the financial instrument underlying the option at prices which may be significantly different than the current market price.
(c) Securities Sold Short
The Funds, except for the Ultra Short Government Fund, may
engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value. A Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund realizes a gain if the price of the security declines between those dates.
(d) When-Issued and Delayed Delivery Transactions
The Funds may purchase securities on a when-issued basis.
Securities may be purchased on a when-issued or delayed
delivery basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Funds assume the risk that the value of the security at delivery may be more or less than the purchase price. The Funds will not pay for such securities or start earning interest on them until they are received.
Securities purchased on a when-issued basis are recorded as
an asset and are subject to changes in the value based upon
changes in the general level of interest rates. The Funds may sell when-issued securities before they are delivered, which may result in a capital gain or loss. All or a portion of any when-
issued securities may be unfunded. The Funds reflect both the funded portion of a when-issued security, as well as its unfunded commitment in the Schedule of Investments. The Funds are
obligated to cover all commitments, therefore, the Funds must have resources sufficient to meet their contractual obligations.
Unfunded commitments, if applicable, are included in “Payable for securities purchased” on the Statements of Assets and Liabilities.
(e) Securities Lending
For the purpose of generating income, the Funds, other than Ultra
Short Government Fund, may lend portfolio securities, provided
(1) the loan is secured continuously by collateral consisting of cash and/or U.S. Government securities maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) a Fund may at any time call the loan and obtain the return of securities loaned, (3) a Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the lending Fund. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds.
Cash collateral received in connection with securities lending is invested by Citibank, NA (the “Securities Lending Agent”) on behalf of the Funds in demand deposit accounts and money
market funds. Such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent. The Funds pay the
Securities Lending Agent a portion of the investment income (net of rebates) on cash collateral delivered. Such fees are netted against “Income from securities lending” on the Statements
of Operations. The Core Plus Income Fund and Partners III
Opportunity Fund had securities on loan of $1,763,343 and
$63,700, respectively, accounted for as secured borrowings
with cash collateral of overnight and continuous maturities in the amounts of $1,799,785 and $65,000, respectively, as of March 31,
2024.
(f) Federal Income Taxes
It is the policy of each Fund to comply with all sections of the
Internal Revenue Code applicable to regulated investment
companies and to distribute all of its taxable income to
shareholders; therefore, no provision for income or excise taxes is required.
Net investment income and net realized gains may differ
for financial statement and tax purposes. The character of
distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of
dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.
The Funds have reviewed their tax positions taken on federal income tax returns, for each of the three open tax years and have determined that no provisions for income taxes are required in the Funds’ financial statements.
The following permanent differences between net asset
components for financial reporting and tax purposes were
reclassified at the end of the fiscal year (in U.S. dollars):
The differences are primarily due to net operating losses. These reclassifications have no impact on the net asset value of the
Funds.
(g) Securities Transactions
Securities transactions are accounted for on the date the
securities are purchased or sold (trade date). Realized gains or losses are determined by specifically identifying the security sold.
Income dividends less foreign tax withholding (if any), dividends on short positions and distributions to shareholders are recorded on the ex-dividend date. Interest, including amortization of discount or premium, is accrued as earned.
(h) Dividend Policy
The Funds declare and distribute income dividends and capital gains distributions as may be required to qualify as a regulated investment company under the Internal Revenue Code.
Generally, the Nebraska Tax Free Income Fund pays income
dividends on a quarterly basis. The Conservative Allocation
Fund pays dividends on a semi-annual basis. The Core Plus
Income, Short Duration Income and Ultra Short Government
Large Cap
Equity
Multi Cap
Equity
Paid-in capital (1,302,103) (1,910,264)
Total distributable earnings 1,302,103 1,910,264

2024 Annual Report

Funds declares dividends daily and pay dividends monthly. All dividends and distributions are reinvested automatically, unless the shareholder elects otherwise.
(i) Other
Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to each Fund on the basis of relative net assets or another
appropriate basis. Income, realized and unrealized gains and losses and expenses (other than class specific expenses) are allocated to each class of shares based on its relative net
assets, except that each class separately bears expenses
related specifically to that class, such as business administration, administrative servicing fees, transfer agent fees and registration fees.
(j) Use of Estimates
The preparation of financial statements in conformity with
accounting principles generally accepted in the United States requires management to make estimates and assumptions
that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.
(k) In-Kind Redemptions
The Funds may meet redemption requests through an in-kind
distribution of portfolio securities and cash. For financial reporting purposes, in-kind transactions are treated as a sale of securities.
The resulting gains and losses are recognized based on the
market value of the securities on the date of the redemption. For the year ended March 31, 2024, there was no in-kind redemption activity. The net realized gain (loss) from in-kind transactions, if any, can be found on the Statements of Operations. For tax purposes, no gains or losses were recognized.
(3) Fund Share Transactions
Year ended March 31, 2024 Year ended March 31, 2023
Shares $ Amount Shares $ Amount
Conservative Allocation - Investor Class
Sales 687,787 11,266,705 996 , 557 15,6 18 , 109
Redemptions (1,076,814) (17,500,060) (1,55 1 , 226 ) (24,2 18 , 332 )
Reinvestment of distributions 62,653 1,017,700 69,272 1,073,437
Net increase (decrease) (326,374) (5,215,655) (485,397) (7,526,786)
Conservative Allocation - Institutional Class
Sales 2,632,007 42,707,371 1,622,884 25,338,132
Redemptions (1,990,157) (32,663,767) (854,585) (13,296,514)
Reinvestment of distributions 231,376 3,769,228 185,428 2,877,343
Net increase (decrease) 873,226 13,812,832 953,727 14,918,961
Core Plus Income - Investor Class
Sales 19,859,364 190,698,991 10,533,840 102,761,529
Redemptions (5,519,804) (52,614,348) (3,191,279) (31,089,651)
Reinvestment of distributions 1,017,441 9,7 04 , 556 243,617 2,376,177
Net increase (decrease) 15,357,001 147, 789 , 199 7,586,178 74,048,055
Core Plus Income - Institutional Class
Sales 118,797,883 1,135,472,689 34,560,868 339,016,312
Redemptions (22,428,891) (213,504,504) (15,161,910) (148,893,247)
Reinvestment of distributions 4,508,990 43,029 , 540 1,075,271 10,487,300
Net increase (decrease) 100,877,982 96 4 , 997 , 725 20,474,229 200,610,365
Large Cap Equity - Investor Class
Sales 112,568 5,689,296 203 , 020 9,836 , 977
Redemptions (1,739,419) (86,863,680) (1,472 , 255 ) (70,29 8, 944 )
Reinvestment of distributions 523,301 26,636,003 1,356,072 58,745,038
Net increase (decrease) (1,103,550) (54,538,381) 86,837 (1,716,929)
Large Cap Equity - Institutional Class
Sales 1,000,330 51,490,577 457, 705 22,698 , 491
Redemptions (716,378) (36,945,072) (551,487) (27,0 34 , 362 )
Reinvestment of distributions 298,123 15,600,789 667,098 29,625,842
Net increase (decrease) 582,075 30,146,294 573,316 25,289,971
Multi Cap Equity - Investor Class
Sales 48,133 1,393,436 79,024 2,194,054
Sales from merger — — 5,553,349 141,480,608
Redemptions (1,536,852) (44,478,470) (4,070,823) (106,292,966)
Reinvestment of distributions 131,980 3,868,320 406,251 10,794,093
Net increase (decrease) (1,356,739) (39,216,714) 1,967,801 48,175,789

2024 Annual Report

(4) Related Party Transactions
Each Fund has retained Weitz Investment Management, Inc. as its investment adviser. In addition, the Trust has an agreement with
Weitz Securities, Inc. (the “Distributor”), a company affiliated with the Adviser, to act as distributor for shares of the Trust. Certain officers of the Trust are also officers and directors of the Adviser and the Distributor.
Under the terms of management and investment advisory
agreements, the Adviser is paid a monthly fee based on average daily net assets. The annual investment advisory fee schedule for each of the Funds is as follows:
Year ended March 31, 2024 Year ended March 31, 2023
Shares $ Amount Shares $ Amount
Multi Cap Equity - Institutional Class
Sales 483,272 14,379,819 3,077,986 81,254,730
Redemptions (1,404,107) (41,235,504) (1,141,780) (31,996,603)
Reinvestment of distributions 128,998 3,890,581 384,850 10,502,549
Net increase (decrease) (791,837) (22,965,104) 2,321,056 59,760,676
Nebraska Tax Free Income
Sales 156,757 1,501,352 215,612 2,060,603
Redemptions (805,279) (7,557,934) (649,131) (6,178,394)
Reinvestment of distributions 53,353 508,330 51,592 490,898
Net increase (decrease) (595,169) (5,548,252) (381,927) (3,626,893)
Partners III Opportunity - Investor Class
Sales 54,188 598,793 58,225 691,615
Redemptions (252,082) (2,822,694) (504,950) (6,135,167)
Reinvestment of distributions 36,400 394,936 55,172 578,202
Net increase (decrease) (161,494) (1,828,965) (391,553) (4,865,350)
Partners III Opportunity - Institutional Class
Sales 713,609 8,726,930 2,009,294 25,605,721
Redemptions (6,240,320) (77,210,364) (6,964,731) (87,569,827)
Reinvestment of distributions 1,818,252 21,637,214 2,443,803 27,761,597
Net increase (decrease) (3,708,459) (46,846,220) (2,511,634) (34,202,509)
Short Duration Income - Investor Class
Sales 1,237,907 14,523,956 4,149,241 48,750,149
Redemptions (2,400,049) (28,145,397) (5,802,374) (67,838,104)
Reinvestment of distributions 117,985 1,378 , 290 144,421 1,687,494
Net increase (decrease) (1,044,157) (12,243 , 151 ) (1,508,712) (17,400,461)
Short Duration Income - Institutional Class
Sales 26,991,109 317,586,932 25,444,854 299,556,193
Redemptions (22,126,143) (260,620,887) (25,314,319) (297,864,602)
Reinvestment of distributions 2,820,151 33,088 , 765 1,790,820 20,978,737
Net increase (decrease) 7,685,117 90,054 , 810 1,921,355 22,670,328
Ultra Short Government
Sales 14,687,735 146,687,546 6,274,037 62,640,557
Redemptions (5,682,534) (56,765,673) (4,009,913) (40,030,354)
Reinvestment of distributions 631,018 6,281 , 414 149,366 1,491,067
Net increase (decrease) 9,636,219 96,203 , 287 2,413,490 24,101,270
Greater Than ($) Less Than or Equal To ($) Rate (%)
Conservative Allocation 0 0.60
Core Plus Income 0 0.40
Large Cap Equity 0
5,000,000,000
5,000,000,000 0.75
0.70
Multi Cap Equity 0
5,000,000,000
5,000,000,000 0.75
0.70
Nebraska Tax Free Income 0 0.40
Partners III Opportunity 0
1,000,000,000
2,000,000,000
3,000,000,000
5,000,000,000
1,000,000,000
2,000,000,000
3,000,000,000
5,000,000,000
1.00
0.95
0.90
0.85
0.80
Short Duration Income 0 0.40
Ultra Short Government 0 0.30

2024 Annual Report

Business administration services
: The Trust has a business
administration agreement with the Adviser under which the Trust compensates the Adviser for providing business administration services for all share classes of the Funds. Services encompass supervising all aspects of the management and operations of the
Trust, including monitoring the Trust’s relationships with third-party service providers that may be retained from time to time by the
Trust.
Administrative services
: The Trust has administrative services plans
under which the Trust compensates the Adviser for administrative services provided to all share classes of the Funds. Administrative services are provided by the Adviser or by certain financial intermediaries with respect to non-distribution services to fund shareholders. These services include, but are not limited to, providing shareholder statements, assisting with shareholder communications and sub-accounting services in connection with omnibus accounts.
Under the terms of a services agreement between the Adviser
and Citi Fund Services Ohio, Inc. (“CFSO”), CFSO provides certain accounting and administrative services to the Funds. These
services include, among other things, arranging for the payment of direct operating expenses of the Funds from the accounts of the Funds.
Through July 31, 2024, the Adviser has agreed in writing to reimburse or to pay directly a portion of the Funds’ expenses to limit the net annual operating expense ratio (excluding taxes, interest, brokerage costs, acquired fund fees and expenses and extraordinary expenses). The amount listed under “Due to Adviser” is net of any expenses waived/reimbursed by the Adviser. The current expense caps and dollar amount of expenses reimbursed during the year ended March 31, 2024, are as follows:
As of March 31, 2024, the controlling shareholder of the Adviser held shares totaling approximately 1%, 4%, 2% and 4% of the Core Plus
Income, Multi Cap Equity, Partners III Opportunity and Ultra Short Government Funds, respectively.
(5) Distributions to Shareholders and Distributable Earnings
The tax character of distributions paid by the Funds for the past two tax years are summarized as follows (in U.S. dollars):
As of the tax year ended March 31, 2024, the components of net assets on a tax basis were as follows (in U.S. dollars):
Annual Operating Expense Ratio Cap*
Conservative
Allocation
Core Plus
Income
#
Large Cap
Equity
Multi Cap
Equity
Nebraska
Tax Free
Income
Short
Duration
Income
^
Ultra Short
Government†
Annual Operating Expense Cap(%):
Investor Class 0.85 0.55 1.09 1.09 0.45 0. 55
Institutional Class 0.70 0.45 0.89 0.89 0. 45 0. 32
Expenses Reimbursed by the Adviser (in U.S. dollars):
Investor Class 75,092 435,454 — — 155,660 126,783
Institutional Class 149,607 1,143,522 — — 1,048,427 344,888
*
Funds with a single share class are shown with the Investor Class, except for the Ultra Short Government Fund which has been designated Institutional Class.
#
Prior to July 31, 2023, the annual operating expense ratio cap was 0.50% and 0.40% for the Investor Class and Institutional Class, respectively.
^
Prior to July 31, 2023, the annual operating expense ratio cap was 0.48% for the Institutional Class.
†
Prior to July 31, 2023, the annual operating expense ratio cap was 0.20%.
Conservative Allocation Core Plus Income Large Cap Equity Multi Cap Equity
Year Ended March 31, Year Ended March 31, Year Ended March 31, Year Ended March 31,
Distributions paid from: 2024 2023 2024 2023 2024 2023 2024 2023
Ordinary income 3,862,637 2,020,621 57,138 , 337 15,602,351 – – – –
Long-term capital gains 965,892 1,964,516 – 464,955 45,403,853 93,222,998 9,505,301 26,233,063
Total distributions
+
4,828,529 3,985,137 57,138,337 16,067,306 45,403,853 93,222,998 9,505,301 26,233,063
Nebraska Tax Free Income Partners III Opportunity Short Duration Income Ultra Short Government
Year Ended March 31, Year Ended March 31, Year Ended March 31, Year Ended March 31,
Distributions paid from: 2024 2023 2024 2023 2024 2023 2024 2023
Ordinary income 75,387 55,647 1,803,150 – 35,352 , 192 22,619,297 6,922 , 114 1,647,995
Tax-exempt income 449,318 451,594 – – – – – –
Long-term capital gains – – 24,988,981 33,098,892 – 572,444 – –
Total distributions
+
524,705 507,241 26,792,131 33,098,892 35,352 , 192 23,191,741 6,922 , 114 1,647,995
+
Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Conservative
Allocation Core Plus Income Large Cap Equity Multi Cap Equity
Nebraska Tax
Free Income
Cost of investments 184,713,873 1,785,893 , 63 5 449,790,859 257,258, 525 23,654,979
Gross unrealized appreciation 54,366, 219 15,813, 500 495,734,93 5 318,519,74 6 3,989
Gross unrealized depreciation (4,501,699) (44,887,640) (4,773,136) (510,495) (892,426)
Net unrealized appreciation (depreciation) 49,864,520 (29,074,140) 490,961,79 9 318,009,2 51 (888,437)
Undistributed ordinary income 1,172,3 48 109,28 1 — — —
Qualified late year ordinary loss deferral — — (517,199) (364,3 80 ) —
Undistributed tax-exempt income — — — — 30,94 7
Undistributed long-term gains 3,138,972 — 59,119,85 7 19,237,553 —
Capital loss carryforwards — (5,067,31 7 ) — (604,072) (422,748)
Paid-in capital 181,069,02 2 1,744,624 , 857 389,845,236 238,404,307 24,314,33 8
Net assets 235,244,862 1,710,592,681 939,409,693 574,682,6 59 23,034,100

2024 Annual Report

The Large Cap Equity and Multi Cap Equity Funds elected to defer ordinary losses arising after December 31, 2023, and the Partners III
Opportunity Fund elected to defer post-October capital losses incurred after October 31, 2023. These losses are treated for tax purposes as arising on April 1, 2024.
Capital loss carryforwards represent tax basis capital losses that may be carried over to offset future realized capital gains, if any. To the extent that carryforwards are used, no capital gains distributions will be made. The character and utilization of the carryforwards are as follows (in U.S. Dollars):
(6) Securities Transactions
Purchases and proceeds from maturities or sales of investment securities of the Funds for the year ended March 31, 2024 excluding fund merger transactions, in-kind transactions, short-term securities and U.S. government obligations, are summarized as follows (in U.S.
dollars):
(a) Options Written
The locations in the Statements of Assets and Liabilities as of March 31, 2024, of the Funds’ derivative positions, none of which are designated as hedging instruments, are as follows (in U.S. dollars):
Transactions in derivative instruments during the year ended March 31, 2024, are recorded in the following locations in the Statements of
Operations (in U.S. dollars):
Partners III
Opportunity
Short Duration
Income
Ultra Short
Government
Cost of investments 222,173,204 892,278, 968 182,042,729
Gross unrealized appreciation 203,568,344 3,684,094 16,898
Gross unrealized depreciation (23,118,690) (20,816,373) (11,449)
Net unrealized appreciation (depreciation) 180,449,654 (17,132,279) 5,449
Undistributed ordinary income 91,741 287,084 788 ,6 01
Undistributed long-term gains 16,317,025 — —
Capital loss carryforwards — (2,242,290) (18,043)
Dividend payable — — (770,581)
Post October capital loss deferral (1,565,410) — —
Paid-in capital 228,503,927 876,114 , 949 182,941 , 345
Net assets 423,796,937 857,027,464 182,946,771
Core Plus
Income
Multi Cap
Equity
Nebraska Tax
Free Income
Short Duration
Income
Ultra Short
Government
Short term (no expirations) 869,095 22,332 — 150,901 14,141
Long term (no expirations) 4,198,222 581,740 442,748 2,091,389 3,902
Capital loss carryforwards utilized — 8,357,243 — — —
Conservative
Allocation
Core Plus
Income
Large Cap
Equity
Multi Cap
Equity
Nebraska Tax
Free Income
Partners III
Opportunity
Short Duration
Income
Ultra Short
Government
Purchases 57,305,517 1,268,067,787 164,841,309 52,967,159 1,288,859 72,024,585 356,234,489 14,835,507
Proceeds 59,472,535 121,797,822 233,350,671 129,017,180 4,992,497 151,261,938 295,413,583 6,477,582
Fund Type of Derivative Location
Value of
Asset Derivatives
Value of
Liability Derivative
Average
Month-End
Notional Amount
Gross
Notional Amount
Outstanding
Partners III Opportunity Equity call options written Options written, at value — (427,000) 2,385,833 5,100,000
Fund Type of Derivative Location
Realized
Gain (Loss) Location
Change in
Unrealized Gain
(Loss)
Partners III Opportunity Equity call options written Net realized gain (loss) - options written — Net unrealized appreciation (depreciation) - options written (119,954)

2024 Annual Report

(7) Illiquid Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the
1933 Act, or an exemption from the registration requirements of the 1933 Act. The Adviser preliminarily identifies illiquid investments based on, among other things, the trading characteristics and market depth of a particular investment. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of March 31, 2024, are as follows (in U.S. dollars):
(8) Affiliated Issuers
Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5%
or more of the outstanding voting securities of the issuer. A summary of each Fund’s holdings in the securities of such issuers is set forth below:
(9) Contingencies
Each Fund indemnifies the Trust’s officers and trustees for
certain liabilities that might arise from their performance of their duties to each of the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general
indemnifications. The Funds’ maximum exposure under these
arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.
However, based on experience, the Funds expect the risk of loss to be remote.
(10) Financial Instruments With Off-Balance Sheet Risks
Option contracts written and securities sold short result in off-
balance sheet risk as the Funds’ ultimate obligation to satisfy the terms of the contract or the sale of securities sold short may exceed the amount recognized in the Statements of Assets and
Liabilities.
The Funds are required to maintain collateral in a segregated account to provide adequate margin as determined by the
broker.
(11) Margin Borrowing Agreement
The Partners III Opportunity Fund has a margin account with its prime broker, Northern Trust Securities, Inc., under which the
Fund may borrow against the value of its securities, subject to regulatory limitations. Interest accrues at the National Finance
Base Lending Rate (“NFBLR”) plus a minimum of 0.75% to a
maximum of 2.25% depending on the average balance. The
NFBLR was 10.00% at March 31, 2024. Interest is accrued daily and paid monthly. The Partners III Opportunity Fund held a cash balance of $21,269,547 with the broker at March 31, 2024. Prior to
May 1, 2023, the prime broker was Bank of America Merrill Lynch.
The Partners III Opportunity Fund is exposed to credit risk from its prime broker who effects transactions and extends credit pursuant to a prime brokerage agreement. The Adviser attempts to minimize the credit risk by monitoring credit exposure and the creditworthiness of the prime broker.
(12) Concentration of Credit Risk
Approximately 88.2% of the Nebraska Tax Free Income Fund’s
net assets are in obligations of political subdivisions of the State of Nebraska, which are subject to the credit risk associated with the non-performance of such issuers.
(13) Fair Value Measurements
Various inputs are used in determining the value of the Funds’
investments. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical
securities;
Level 2 – other significant observable inputs (including
quoted prices for similar securities);
Level 3 – significant unobservable inputs (including the Funds’
own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
A description of the valuation techniques applied to the Funds’
major categories of assets and liabilities measured at fair value on a recurring basis follows.
Equity securities and Exchange-traded funds.
Securities traded on
a national securities exchange (or reported on the NASDAQ
national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are
actively traded and valuation adjustments are not applied,
they are categorized in Level 1 of the fair value hierarchy.
Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.
Corporate and Municipal bonds.
The fair values of corporate and
municipal bonds are estimated using various techniques,
which may consider recently executed transactions in
securities of the issuer or comparable issuers, market
price quotations (where observable), bond spreads and
fundamental data relating to the issuer. Although most
Fund Security
Acquisition
Date(a)
Acquisition
Cost
Principal
Amount Value
Percentage
of Net
Assets(%)
Core Plus Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class B 3/28/24 4,765,000 4,765,000 4,765,000 0.3
Core Plus Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class C 3/28/24 3,825,000 3,825,000 3,825,000 0.2
Core Plus Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class D 3/28/24 3,000,000 3,000,000 3,000,000 0.2
Short Duration Income New Mountain Guardian IV Income Rated Feeder II, Ltd., Series 2024-1A Class A 3/28/24 5,000,000 5,000,000 5,000,000 0.6
(a) Acquisition date represent the initial purchase date of the security.
Value
3/31/2023
Purchases at
Cost
Proceeds from
Sales
Net Realized
Gain(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value
3/31/2024
Shares as of
3/31/2024
Dividend
Income
Partners III Opportunity
CoreCard Corp. $15,215,650 $308,257 $(142,178) $114,955 $(9,805,934) $5,690,750 515,000 $ —

2024 Annual Report

corporate and municipal bonds are categorized in Level 2
of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Asset-backed securities.
The fair values of asset-backed
securities (including non-government agency mortgage-
backed securities and interest-only securities) are generally estimated based on models that consider the estimated
cash flows of each tranche of the entity, a benchmark yield
and an estimated tranche specific spread to the benchmark
yield based on the unique attributes of the tranche. Certain securities are valued principally using dealer quotations.
To the extent the inputs are observable and timely, the
values are categorized in Level 2 of the fair value hierarchy;
otherwise they are categorized as Level 3.
U.S. Government securities.
U.S. Government securities are
normally valued using a model that incorporates market
observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued principally using dealer quotations. U.S.
Government securities are categorized in Level 1 or Level 2
of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.
U.S. agency securities.
U.S. agency securities are comprised of
two main categories consisting of agency issued debt and
mortgage-backed securities. Agency issued debt securities
are generally valued in a manner similar to U.S. Government
securities. Mortgage-backed securities include collateralized mortgage obligations, to-be-announced (TBA) securities
and mortgage pass-through certificates. Mortgage-backed
securities are generally valued using dealer quotations.
Depending on market activity levels and whether quotations
or other data are used, these securities are typically
categorized in Level 2 of the fair value hierarchy.
Restricted and/or illiquid securities.
Restricted and/or illiquid
securities for which quotations are not readily available
are valued in accordance with procedures approved by
the Trust’s Board of Trustees. Restricted securities issued
by publicly traded companies are generally valued at a
discount to similar publicly traded securities. Restricted or illiquid securities issued by nonpublic entities are valued
by reference to comparable public entities or fundamental
data relating to the issuer or both. Depending on the
relative significance of valuation inputs, these instruments are classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments.
Listed derivatives, such as the Funds’
equity option contracts and warrants, that are valued based
on closing prices from the exchange or the mean of the
closing bid and ask prices are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on the market activity levels.
The following is a summary of inputs used, in U.S. dollars, as of
March 31, 2024, in valuing the Funds’ assets and liabilities carried at fair value. The Schedule of Investments for each Fund provides a detailed breakdown of each category. For the year ended
March 31, 2024, there were no transfers into or out of Level 3.
Conservative Allocation
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Common Stocks 103,177,714 — — 103,177,714
Corporate Bonds — 1,572,173 — 1,572,173
Corporate Convertible Bonds — 2,012,403 — 2,012,403
Asset-Backed Securities — 17,308,768 — 17,308,768
Commercial Mortgage-Backed
Securities — 5,818,732 — 5,818,732
Mortgage-Backed Securities — 10,520,232 — 10,520,232
U.S. Treasuries — 77,155,870 — 77,155,870
Cash Equivalents 4,137,971 12,874,530 — 17,012,501
Total Investments in Securities 107,315,685 127,262,708 — 234,578,393
Core Plus Income
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Corporate Bonds — 208,314,907 — 208,314,907
Corporate Convertible Bonds — 1,189,365 — 1,189,365
Asset-Backed Securities — 395,264,748 — 395,264,748
Commercial Mortgage-Backed
Securities — 85,386,334 — 85,386,334
Mortgage-Backed Securities — 453,535,225 — 453,535,225
Municipal Bonds — 491,262 — 491,262
U.S. Treasuries — 534,568,257 — 534,568,257
Non-Convertible Preferred Stocks 1,382,216 — — 1,382,216
Cash Equivalents 74,887,396 — — 74,887,396
Short-Term Securities Held as
Collateral for Securities on
Loan 1,799,785 — — 1,799,785
Total Investments in Securities 78,069,397 1,678,750,098 — 1,756,819,495
Large Cap Equity
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Common Stocks 911,872,200 — — 911,872,200
Cash Equivalents 8,996,433 19,884,025 — 28,880,458
Total Investments in Securities 920,868,633 19,884,025 — 940,752,658
Multi Cap Equity
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Common Stocks 540,030,073 6,619,200 — 546,649,273
Warrants — — —
#
—
Cash Equivalents 8,773,421 19,845,082 — 28,618,503
Total Investments in Securities 548,803,494 26,464,282 — 575,267,776
Nebraska Tax Free Income
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Municipal Bonds — 21,884,073 — 21,884,073
Cash Equivalents 882,469 — — 882,469
Total Investments in Securities 882,469 21,884,073 — 22,766,542

2024 Annual Report

(14) Acquisition of Fund
Effective as of the close of business March 24, 2023, the Multi
Cap Equity Fund acquired all of the assets and liabilities of the
Hickory Fund (“Acquired Fund”), a series of the Trust, an open-
end registered management investment company, pursuant to a
Board-approved plan of reorganization dated January 11, 2023
(the “Plan)”.
The acquisition was accomplished by a tax-free exchange of
5,553,349 Investor Class shares of the Multi Cap Equity Fund, valued at $141,480,608 for 3,660,913 Investor Class shares of the
Acquired Fund outstanding as of close of business March 24,
2023.
Pursuant to the Plan, all of the assets and liabilities of the
Acquired Fund were transferred to the Multi Cap Equity Fund.
At the close of business March 24, 2023, the Acquired Fund's investments in securities had a fair value of $141,652,732 and identified cost of $97,277,091. For financial reporting purposes, assets received and shares issued by the Multi Cap Equity
Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried
forward to align ongoing reporting of the Multi Cap Equity
Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
(15) Recent Regulatory Announcements
Effective January 24, 2023 the SEC adopted rule and form
amendments that require open-end management investment
companies to transmit concise and visually engaging annual
and semi-annual reports to shareholders that highlight key
information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024 and will
not impact the Funds until the September 30, 2024 semi-annual report. The Funds’ accounting policies and financial statements will not be affected.
(16) Subsequent Events
Management have evaluated the impact of all subsequent
events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial
statements.
Partners III Opportunity
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Common Stocks 384,969,450 — — 384,969,450
Non-Convertible Preferred Stocks 6,647,564 — — 6,647,564
Warrants — — —
#
—
Cash Equivalents 5,499,508 26,820,036 — 32,319,544
Short-Term Securities Held as
Collateral for Securities on
Loan 65,000 — — 65,000
Total Investments in Securities 397,181,522 26,820,036 — 424,001,558
Liabilities:
Securities Sold Short (20,951,700) — — (20,951,700)
Options Written (427,000) — — (427,000)
Short Duration Income
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Corporate Bonds — 89,221,067 — 89,221,067
Corporate Convertible Bonds — 9,249,214 — 9,249,214
Asset-Backed Securities — 342,046,282 — 342,046,282
Commercial Mortgage-Backed
Securities — 58,237,101 — 58,237,101
Mortgage-Backed Securities — 110,123,901 — 110,123,901
U.S. Treasuries — 223,849,706 — 223,849,706
Cash Equivalents 42,419,418 — — 42,419,418
Total Investments in Securities 42,419,418 832,727,271 — 875,146,689
Ultra Short Government
Level 1 Level 2 Level 3 Total
Assets:
Investments in Securities:
Asset-Backed Securities — 1,596,660 — 1,596,660
U.S. Treasuries — 165,009,520 — 165,009,520
Cash Equivalents 5,528,163 9,913,835 — 15,441,998
Total Investments in Securities 5,528,163 176,520,015 — 182,048,178
# Represents securities that were deemed to have a value of zero at March 31, 2024.

2024 Annual Report

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of The Weitz Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of The Weitz Funds (the “Trust”) (comprising the Conservative
Allocation Fund (formerly Balanced Fund), Core Plus Income Fund, Nebraska Tax Free Income Fund, Partners III Opportunity Fund, Multi
Cap Equity Fund (formerly Partners Value Fund), Short Duration Income Fund, Ultra Short Government Fund and Large Cap Equity Fund
(formerly Value Fund) (collectively referred to as the “Funds”)), including the schedules of investments, as of March 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising The Weitz Funds at March 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
March 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of The Weitz Funds investment companies since 2004.
Minneapolis, MN
May 22, 2024

2024 Annual Report (Unaudited)

ACTUAL AND HYPOTHETICAL EXPENSES FOR
COMPARISON PURPOSES
Example
As a shareholder of one or more of the Funds, you incur two
types of costs: (1) transaction costs, including any transaction fees that you may be charged if you purchase or redeem your
Fund shares through certain financial institutions; and (2) ongoing costs, including management fees and other Fund expenses.
This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at
the beginning of the period and held for the entire period from
October 1, 2023 through March 31, 2024.
Actual Expenses
The first line for each Fund in the table below provides
information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid from 10/01/23 – 3/31/24” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each Fund in the table below provides
information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending
account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a specific Weitz Fund to other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs charged by certain financial institutions.
Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if you incurred transactional fees, your costs would have been higher. Actual and hypothetical expenses for each Fund are provided in this table.
Beginning Account
Value 10/01/23
Ending Account
Value 3/31/24
Annualized
Expense Ratio
Expenses Paid from
10/01/23-3/31/24
(1)
Conservative Allocation - Investor Class Actual $ 1,000.00 $ 1,090.50 0.85% $ 4.44
Hypothetical
(2)
1,000.00 1,020.75 0.85 4.29
Conservative Allocation - Institutional Class Actual 1,000.00 1,091.80 0.70 3.66
Hypothetical
(2)
1,000.00 1,021.50 0.70 3.54
Core Plus Income - Investor Class Actual 1,000.00 1,062.30 0.55 2.84
Hypothetical
(2)
1,000.00 1,022.25 0.55 2.78
Core Plus Income - Institutional Class Actual 1,000.00 1,061.50 0.45 2.32
Hypothetical
(2)
1,000.00 1,022.75 0.45 2.28
Large Cap Equity - Investor Class Actual 1,000.00 1,194.40 1.01 5.54
Hypothetical
(2)
1,000.00 1,019.95 1.01 5.10
Large Cap Equity - Institutional Class Actual 1,000.00 1,195.40 0.86 4.72
Hypothetical
(2)
1,000.00 1,020.70 0.86 4.34
Multi Cap Equity - Investor Class Actual 1,000.00 1,177.40 1.05 5.72
Hypothetical
(2)
1,000.00 1,019.75 1.05 5.30
Multi Cap Equity - Institutional Class Actual 1,000.00 1,178.40 0.87 4.74
Hypothetical
(2)
1,000.00 1,020.65 0.87 4.39
Nebraska Tax Free Income Actual 1,000.00 1,050.90 0.45 2.31
Hypothetical
(2)
1,000.00 1,022.75 0.45 2.28
Partners III Opportunity - Investor Class Actual 1,000.00 1,141.70 1.95 10.44
Hypothetical
(2)
1,000.00 1,015.25 1.95 9.82
Partners III Opportunity - Institutional Class Actual 1,000.00 1,146.80 1.19 6.39
Hypothetical
(2)
1,000.00 1,019.05 1.19 6.01
Short Duration Income - Investor Class Actual 1,000.00 1,036.30 0.55 2.80
Hypothetical
(2)
1,000.00 1,022.25 0.55 2.78
Short Duration Income - Institutional Class Actual 1,000.00 1,036.60 0.45 2.29
Hypothetical
(2)
1,000.00 1,022.75 0.45 2.28
Ultra Short Government Actual 1,000.00 1,026.20 0.32 1.62
Hypothetical
(2)
1,000.00 1,023.40 0.32 1.62
(1)
Expenses are equal to the annualized expense ratio for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183/366).
(2)
Assumes 5% total return before expenses.

2024 Annual Report (Unaudited)

OTHER INFORMATION
Proxy Voting Policy
A description of the Funds’ proxy voting policies and procedures is available without charge, upon request by (i) calling 800-304-
9745, (ii) on the Funds’ website at weitzinvestments.com; and (iii)
on the SEC’s website at sec.gov.
Information on how each of the Funds voted proxies relating to portfolio securities during each twelve month period ended June
30 is available: (i) on the Funds’ website at weitzinvestments.com and (ii) on the SEC’s website at sec.gov.
Form N-PORT
The Funds file complete schedules of investments with the
Securities and Exchange Commission as of June 30 and
December 31 of each year on Form N-PORT. The Funds’ Form
N-PORT can be reviewed and copied at the SEC’s Public
Reference Room in Washington, D.C. or on the SEC’s website at
sec.gov.
Liquidity Risk Management Program
The Funds have adopted and implemented a Liquidity Risk
Management Policy (the “Policy”) in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended. The
Policy seeks to assess and manage each Fund’s liquidity risk, which is the risk that a Fund could not meet requests to redeem
Fund shares without significant dilution of the remaining investors’
interests in the Fund. The Funds’ Board of Trustees (“Board”)
has appointed Weitz Investment Management, Inc., the Funds’
investment adviser (“Weitz”), to administer the Policy. Weitz has delegated certain day-to-day administration responsibilities to the Liquidity Risk Management Committee (“Committee”), which consists of certain Weitz portfolio management, compliance, and accounting personnel. Weitz also may engage one or more third parties to perform certain functions under the Policy.
The Board met on February 20, 2024 and received a report
(the “Liquidity Report”) from Weitz addressing the operation of the Policy and assessing the adequacy and effectiveness
of its implementation, including the operation of each Fund’s highly liquid investment minimum (“HLIM”). The Liquidity
Report discussed key components of the Policy, including the assessment of the Funds’ liquidity risk, classification of each
Fund’s portfolio investments into one of four liquidity categories,
15% limit on the Funds’ holdings of illiquid investments, and HLIM requirements. As reflected in the Liquidity Report, Weitz considers the Policy to be reasonably designed to assess and manage
the Funds’ liquidity risk and believes it has been adequately and effectively implemented.
Tax Information
Of the distributions paid during the fiscal year, the amounts that may be considered qualified dividend income and for corporate shareholders, the amounts that may qualify for the corporate dividends received deduction, are summarized as follows (in U.S.
dollars):
The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ended December 31, 2023, which was reported in conjunction with your 2023 Form 1099-DIV.
Conservative
Allocation
Core Plus
Income
Partners III
Opportunity
Qualified dividend income 1,183,338 222,400 1,803,150
Corporate dividends received deduction 1,062,698 222,400 1,803,150

2024 Annual Report (Unaudited)

INFORMATION ABOUT THE TRUSTEES AND
OFFICERS
The individuals listed below serve as Trustees or Officers of the Trust. Each Trustee of the Weitz Funds serves until a successor is elected and qualified or until resignation. Each Officer of the Weitz Funds is elected annually by the Trustees.
The address of all Trustees and Officers is 1125 South 103rd Street, Suite 200, Omaha, Nebraska 68124.
Independent Trustees
Lorraine Chang (Age: 73)
Position(s) Held with Trust: Trustee; Chair, Board of Trustees
Length of Service (Beginning Date): 1997
Principal Occupation(s) During Past 5 Years: Retired (2020
to Present); Independent Management Consultant (2009 to
2020)
Number of Portfolios Overseen in Fund Complex: 8
Other Directorships During Past 5 Years: N/A
Steven M. Hill (Age: 59)
Position(s) Held with Trust: Trustee
Length of Service (Beginning Date): October 2022
Principal Occupation(s) During Past 5 Years: Director,
Catholic Cemeteries of the Archdiocese of Omaha (2021 to
Present); Finance Director, St. Patrick Catholic Church (2019
to 2021)
Number of Portfolios Overseen in Fund Complex: 8
Other Directorships During Past 5 Years: N/A
Alison L. Maloy (Age: 45)
Position(s) Held with Trust: Trustee
Length of Service (Beginning Date): October 2022
Principal Occupation(s) During Past 5 Years: Accounting
Instructor, Creighton University (2018 to Present)
Number of Portfolios Overseen in Fund Complex: 8
Other Directorships During Past 5 Years: N/A
Elizabeth L. Sylvester (Age: 40)
Positions(s) Held with Trust: Trustee
Length of Service (Beginning Date): October 2022
Principal Occupation(s) During Past 5 Years: Managing
Director (2022 to Present), Director (2019 to 2022),
Castlelake, a private equity firm (2019 to present); Vice
President, Envoi LLC, a private wealth management firm
(2017 to 2019)
Number of Portfolios Overseen in Fund Complex: 8
Other Directorships During Past 5 Years: N/A
Dana E. Washington (Age: 51)
Position(s) Held with Trust: Trustee
Length of Service (Beginning Date): 2022
Principal Occupation(s) During Past 5 Years: Executive Vice
President and General Counsel, Father Flanagan’s Boys’
Home, a youth care and health care services organization
Number of Portfolios Overseen in Fund Complex: 8
Other Directorships During Past 5 Years: N/A
Justin B. Wender (Age: 54)
Position(s) Held with Trust: Trustee
Length of Service (Beginning Date): 2009
Principal Occupation(s) During Past 5 Years: Managing
Partner, Stella Point Capital, LP, a private equity firm
Number of Portfolios Overseen in Fund Complex: 8
Other Directorships During Past 5 Years: International
Money Express, Inc., an international money transfer
company (2018 to Present)
Interested Trustees
Wallace R. Weitz (Age: 74)*†
Position(s) Held with Trust: President; Portfolio
Manager; Trustee
Length of Service (Beginning Date): 1986
Principal Occupation(s) During Past 5 Years: President,
Weitz Funds; Co-Chairman of Board (February 2023 -
Present), Co-Chief Investment Officer, and Portfolio Manager,
Weitz Investment Management, Inc.
Number of Portfolios Overseen in Fund Complex: 8
Other Directorships During Past 5 Years: Berkshire
Hathaway, Inc., a holding company owning subsidiaries
engaged in numerous diverse business activities; Cable
One, Inc., a cable television, internet and telephone services company
Andrew “Drew” S. Weitz (Age: 44) **†
Position(s) Held with Trust: Vice President; Portfolio
Manager; Trustee
Length of Service (Beginning Date): October 2022
Principal Occupation(s) During Past 5 Years: Vice President,
Weitz Funds; Co-Chairman of the Board and Senior Vice
President (February 2023 to Present), Portfolio Manager,
Vice President (2017 to February 2023), and Director
of Equity Research (2017 to 2020), Weitz Investment
Management, Inc.
Number of Portfolios Overseen in Fund Complex: 8
Other Directorships During Past 5 Years: N/A
* Mr. Wallace Weitz is the father of Mr. Drew Weitz, who serves as a Trustee and Vice-
President of the Trust and who also serves as a Director and Senior Vice President of the
Adviser.
** Mr. Drew Weitz is the son of Mr. Wallace Weitz, who serves as a Trustee and President of the Trust and who also serves as Director of the Adviser.
† Each of Mr. Wallace Weitz and Mr. Drew Weitz is a Director and Officer of Weitz Investment
Management, Inc., investment adviser to the Weitz Funds, and as such is considered an
“interested person” of the Trust, as that term is defined in the Investment Company Act of
1940 (an “Interested Trustee”).

2024 Annual Report (Unaudited)

Officers
Shar M. Bennett (Age: 49)
Position(s) Held with Trust: Vice President and Assistant
Treasurer
Length of Service (Beginning Date): 2018
Principal Occupation(s) During Past 5 Years: Vice President
(2021 to Present), Assistant Treasurer, Weitz Funds; Senior
Vice President (February 2023 to Present), Chief Financial
Officer and Treasurer (March 2024 to Present), Director
of Finance & Operations and Assistant Treasurer (2021 to
February 2024), Vice President (2018 to February 2023),
Director of Fund Administration (2018 to 2021), Weitz
Investment Management, Inc.
James J. Boyne (Age: 57)
Position(s) Held with Trust: Vice President and Treasurer
Length of Service (Beginning Date): 2018
Principal Occupation(s) During Past 5 Years: Vice President
and Treasurer, Weitz Funds; President (November 2018
to Present), Assistant Treasurer (March 2024 to Present),
Treasurer (November 2018 to February 2024), Weitz
Investment Management, Inc.
Thomas D. Carney (Age: 60)
Position(s) Held with Trust: Vice President
Length of Service (Beginning Date): 2015
Principal Occupation(s) During Past 5 Years: Vice President,
Weitz Funds; Co-Head of Fixed Income (November 2022 to
Present), Portfolio Manager. Head of Fixed Income (1997 to
November 2022), Weitz Investment Management, Inc.
John R. Detisch (Age: 59)
Position(s) Held with Trust: Vice President, General Counsel,
Secretary and Chief Compliance Officer
Length of Service (Beginning Date): 2011
Principal Occupation(s) During Past 5 Years: Vice President,
General Counsel, Secretary and Chief Compliance Officer,
Weitz Funds; Vice President, General Counsel, Secretary and
Chief Compliance Officer, Weitz Investment Management,
Inc.
Bradley P. Hinton (Age: 56)
Position(s) Held with Trust: Vice President
Length of Service (Beginning Date): 2006
Principal Occupation(s) During Past 5 Years: Vice President,
Weitz Funds; Co-Chief Investment Officer, Portfolio Manager,
Executive Vice President (February 2023 to Present), and
Vice President (2006 to February 2023), Weitz Investment
Management, Inc.
The Statement of Additional Information for the Weitz Funds, which can be obtained without charge by calling 800-304-9745, includes additional information about the Trustees and Officers of the Weitz Funds.

2024 Annual Report (Unaudited)

INDEX DESCRIPTIONS
Index performance is hypothetical and is shown for illustrative purposes only. You cannot invest directly in an index.
Bloomberg 1-3 Year U.S.
Aggregate Index
The Bloomberg 1-3 Year U.S. Aggregate Index is generally representative of the market for investment grade, U.S. dollar denominated, fixed-rate taxable bonds with maturities from one to three years.
Bloomberg 5-Year Municipal
Bond Index
The Bloomberg 5-Year Municipal Bond Index is a capitalization weighted bond index generally representative of major municipal bonds of all quality ratings with an average maturity of approximately five years.
Bloomberg U.S. Aggregate
Bond Index
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
ICE BofA U.S. 6-Month
Treasury Bill Index
The ICE BofA U.S. 6-Month Treasury Bill Index is generally representative of the market for U.S. Treasury Bills.
Morningstar Moderately
Conservative Target
Risk Index
The Morningstar Moderately Conservative Target Risk Index is an asset allocation index comprised of constituent Morningstar indices and reflects global equity market exposure of 40% based on an asset allocation methodology derived by
Ibbotson Associates, a Morningstar company.
Russell 1000® Index The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.
Russell 3000® Index The Russell 3000 Index measures the performance of the largest 3,000 U.S.
companies representing approximately 98% of the investable U.S. equity market.
S&P 500® Index The S&P 500 Index is an unmanaged index consisting of 500 companies generally representative of the market for the stocks of large-size U.S. companies.

2024 Annual Report (Unaudited)

GLOSSARY OF TERMS
30-Day SEC Yield 30-Day SEC Yield represents net investment income earned by a fund over a 30-
day period, expressed as an annual percentage rate based on the Fund’s share price at the end of the 30-day period. Subsidized yield reflects fee waivers and/
or expense reimbursements during the period. Without such fee waivers and/
or expense reimbursements, if any; yields would have been lower. Unsubsidized yield does not adjust for any fee waivers and/or expense reimbursement in effect.
Average Coupon Average coupon is the weighted average coupon rate of each bond in the portfolio.
Average Effective Duration Average effective duration provides a measure of a fund's interest-rate sensitivity.
The longer a fund's duration, the more sensitive the fund is to shifts in interest rates.
Average Effective Maturity Average effective maturity is the weighted average of the maturities of a fund’s underlying bonds.
Commercial Real Estate
Collateralized Loan
Obligations
CRE CLOs are a type of asset-backed security backed by a pool of commercial loans.
Effective Long Effective Long is the sum of the portfolio’s long positions (such as common stocks, or derivatives where the price increases when an index or position rises).
Effective Short Effective Short is the sum of the portfolio’s short positions (such as, derivatives where the price increases when an index or position falls).
Effective Net Effective Net is the Effective Long minus the Effective Short.
Gross Expense Ratio The gross expense ratio reflects the total annual operating expenses of a mutual fund, before any fee waivers or reimbursements.
Net Expense Ratio The net expense ratio reflects the total annual operating expenses of a mutual fund after taking into account any fee waiver and/or expense reimbursement. The net expense ratio represents what investors are ultimately charged to be invested in a mutual fund.
Investment Grade Bonds Investment Grade Bonds are those securities rated at least BBB- by one or more credit ratings agencies.
Non-Investment Grade
Bonds
Non-Investment Grade Bonds are those securities (commonly referred to as
“high yield” or “junk” bonds) rated BB+ and below by one or more credit ratings agencies.
Market Capitalization The market capitalization of a company represents the current stock-market value of a company's equity. It is calculated as the current share price times the number of shares outstanding as of the most recent quarter.
Middle Market CLOs Middle Market CLOs refer to collateralized loan obligations backed by loans made to smaller companies, which companies generally have earnings before interest, taxes, and amortization of less than $75 million.

2024 Annual Report (Unaudited)

Portfolio Turnover Portfolio turnover is a measure of how much buying and selling of securities a portfolio does during a particular period. A turnover of 100 percent means the portfolio has sold the equivalent of every security in its portfolio and replaced it with something else over a set period.
Yield to Maturity (YTM) Yield to Maturity (YTM) is the total return anticipated on a bond portfolio if the bonds are held to maturity.
Yield to Worst (YTW) Yield to Worst (YTW) is the lowest potential yield that can be received on a bond portfolio without the issuers actually defaulting.

2024 Annual Report (Unaudited)

Board of Trustees
Lorraine Chang
Steven M. Hill
Alison L. Maloy
Elizabeth L. Sylvester
Dana E. Washington
Andrew (Drew) S. Weitz
Wallace R. Weitz
Justin B. Wender
Investment Adviser
Weitz Investment Management, Inc.
1125 South 103rd Street, Suite 200
Omaha, NE 68124-1071
(800) 304-9745
Custodian
Citibank, N.A.
Officers
Wallace R. Weitz, President
Shar M. Bennett, Vice President & Assistant
Treasurer
James J. Boyne, Vice President & Treasurer
Thomas D. Carney, Vice President
John R. Detisch, Vice President, Secretary &
Chief Compliance Officer
Bradley P. Hinton, Vice President
Andrew S. Weitz, Vice President
Distributor
Weitz Securities, Inc.
Transfer Agent and Dividend Paying Agent
Ultimus Fund Solutions, LLC
NASDAQ symbols:
Conservative Allocation Fund
Investor Class - WBALX
Institutional Class - WBAIX
Core Plus Income Fund
Investor Class - WCPNX
Institutional Class - WCPBX
Large Cap Equity Fund
Investor Class - WVALX
Institutional Class - WVAIX
Multi Cap Equity Fund
Investor Class - WPVLX
Institutional Class - WPVIX
Nebraska Tax Free Income Fund - WNTFX
Partners III Opportunity Fund
Investor Class - WPOIX
Institutional Class - WPOPX
Short Duration Income Fund
Investor Class - WSHNX
Institutional Class - WEFIX
Ultra Short Government Fund - SAFEX
Investors should consider carefully the investment objectives, risks, and charges and expenses of a fund before investing. This and other important information is contained in the prospectus and summary prospectus, which may be obtained at weitzinvestments.com or from a ﬁnancial advisor. Please read the prospectus carefully before investing.
5/22/2024

AR 03.31.24

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”).  During the period covered by this report, there were no amendments, nor did the Registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.  The Code of Ethics is attached hereto as Exhibit 14(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee.  Alison Maloy is an “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees.  Fees for audit services provided to the Registrant were $269,500 and $269,500 for the fiscal years ended March 31, 2024 and 2023, respectively.
(b)

Audit Related Fees.  The aggregate fees billed in each of the last two fiscal years for audit-related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item were $0 and $10,000 for the fiscal years ended March 31, 2024 and 2023, respectively.  The fees, paid by Weitz Investment Management, Inc., the Registrant’s investment adviser and transfer agent, were payment for the principal accountant performing work relating to plan of reorganization transactions.
(c)

Tax Fees.  Fees for tax services, which consisted of income and excise tax compliance services, were $44,730 and $50,320 for the fiscal years ended March 31, 2024 and 2023, respectively.
(d)

All Other Fees.  Fees for all other services totaled $0 and $0 for the fiscal years ended March 31, 2024 and 2023, respectively.
(e)

(1)  The Registrant’s Audit Committee has adopted Pre-Approval Policies and Procedures.  The Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant.  The Audit Committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting.
(2)  No services described in items (b) were pre-approved by the Audit Committee pursuant to Rule 2‑01(c)(7)(i)(c) of Regulation S-X.
(f)

All of the work in connection with the audit of the Registrant during the years ended March 31, 2024 and 2023 was performed by full-time employees of the Registrant’s principal accountant.
(g)

The aggregate fees billed by the principal accountant for non-audit services to the Registrant, the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $133,670 and $144,820 for the years ended March 31, 2024 and 2023, respectively.
(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal auditor’s independence.
(i)

Not applicable.
(j)

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Schedule of Investments in Securities of unaffiliated issuers is included as part of the Report to Shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 14. Exhibits.

(a)(1)

The Code of Ethics is attached hereto.

(a)(2)

The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(3)

 Not applicable.

(b)

The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Weitz Funds

By (Signature and Title)                    /s/ Wallace R. Weitz
                                                Wallace R. Weitz, Principal Executive Officer

Date  5/22/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)                    /s/ Wallace R. Weitz
                                                Wallace R. Weitz, Principal Executive Officer

Date  5/22/2024

By (Signature and Title)                    /s/ James J. Boyne
                                                James J. Boyne, Principal Financial Officer

Date  5/22/2024